UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549 FORM N-Q	OMB APPROVAL OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response: 21.09

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-06161
Registrant Name: Allianz Funds

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: June 30, 2007
Date of Reporting Period: March 31, 2007

Form N-Q is to be used by the registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments: Table of Contents

Allianz Funds:
Allianz Global Investors Multi-Style Fund
CCM Capital Appreciation Fund
CCM Emerging Companies Fund
CCM Focused Growth Fund
CCM Mid-Cap Fund
NACM Emerging Markets Opportunities Fund
NACM Flex-Cap Value Fund +
NACM Global Fund
NACM Growth Fund
NACM Income & Growth Fund
NACM International Fund
NACM Pacific Rim Fund
NFJ Dividend Value Fund
NFJ International Value Fund
NFJ Large-Cap Value Fund
NFJ Mid-Cap Value Fund
NFJ Small-Cap Value Fund
OCC Core Equity Fund
OCC Equity Premium Strategy Fund
OCC Growth Fund
OCC International Equity Fund
OCC Opportunity Fund
OCC Renaissance Fund
OCC Target Fund
OCC Value Fund
RCM Biotechnology Fund
RCM Financial Services Fund
RCM Global Resources Fund
RCM Global Small Cap Fund
RCM Healthcare Fund
RCM International Growth Equity Fund
RCM Large-Cap Growth Fund
RCM Mid-Cap Fund
RCM Small-Cap Growth Fund
RCM Strategic Growth Fund
RCM Technology Fund

+ Effective April 1, 2007 this fund changed its name to Allianz Funds: NFJ All-Cap Value Fund.

Schedule of Investments
Allianz Global Investors Multi-Style Fund (a)
March 31, 2007 (unaudited)

		Value*
	Shares	(000s)
ALLIANZ FUNDS (b)—48.9%

CCM Capital Appreciation	122,870	$2,482
CCM Mid-Cap	82,500	2,261
NACM International	1,909,548	47,357
NFJ Small-Cap Value	173,439	5,860
OCC Growth (d)	78,101	1,888
OCC Opportunity	288,508	7,103
OCC Renaissance	987,770	21,810
OCC Target (d)	122,356	2,864
OCC Value	979,458	17,415
RCM Large-Cap Growth	2,152,809	31,044
RCM Mid-Cap	7,796,145	21,517

Total Allianz Funds (cost—$127,220)		161,601

PIMCO FUNDS (c)—51.3%

Foreign Bond (U.S. Dollar-Hedged)	345,385	3,513
High Yield	708,720	7,045
Japanese StocksPLUS Total
Return Strategy Fund	433,946	5,754
Short-Term	707,260	7,044
StocksPLUS	4,278,781	47,366
Total Return	9,480,279	98,879

Total PIMCO Funds (cost—$165,121)		169,601

Total Investments (cost—$292,341)—100.2%		331,202

Liabilities in excess of other assets—(0.2)%		(823)

Net Assets—100.0%		$330,379

Notes to Schedule of Investments:

(a) Affiliated funds.

(b) Institutional Class shares of each Allianz fund.

(c) Institutional Class shares of each PIMCO fund.

(d) Non-income producing.

Schedule of Investments
CCM Capital Appreciation Fund
March 31, 2007 (unaudited)

		Value*
	Shares	(000s)
COMMON STOCK—99.0%

Aerospace—2.5%
Boeing Co. (b)	224,850	$19,991
Lockheed Martin Corp.	197,070	19,120
		39,111
Building/Construction—1.3%
Jacobs Engineering Group, Inc. (a)	438,980	20,479

Capital Goods—4.0%
Cooper Industries Ltd., Class A	471,660	21,220
Parker Hannifin Corp. (b)	237,720	20,518
Terex Corp. (a)	285,910	20,517
		62,255
Chemicals—1.3%
Monsanto Co.	358,730	19,716

Communications—1.2%
Omnicom Group, Inc. (b)	192,170	19,674

Consumer Discretionary—8.3%
AMR Corp. (a)(b)	482,730	14,699
Coach, Inc. (a)	432,580	21,651
International Game Technology (b)	416,370	16,813
J.C. Penney Co., Inc. (b)	233,250	19,164
Mattel, Inc.	792,490	21,849
McDonald's Corp.	452,910	20,403
Nordstrom, Inc. (b)	318,890	16,882
		131,461
Consumer Services—2.6%
Marriott International, Inc., Class A (b)	383,270	18,765
McKesson Corp.	371,970	21,775
		40,540
Consumer Staples—5.0%
Avery Dennison Corp.	280,460	18,022
ConAgra Foods, Inc.	688,310	17,146
Loews Corp. - Carolina Group	279,450	21,129
Safeway, Inc. (b)	603,790	22,123
		78,420
Energy—7.8%
ENSCO International, Inc. (b)	366,670	19,947
Marathon Oil Corp.	214,250	21,174
National-Oilwell Varco, Inc. (a)	253,490	19,719
Schlumberger Ltd. (b)	308,830	21,340
Transocean, Inc. (a)	248,100	20,270
Valero Energy Corp.	313,070	20,190
		122,640

Financial Services—15.3%
ACE Ltd.	336,310	19,190
American International Group, Inc.	281,000	18,889
Chubb Corp.	375,770	19,416
Cigna Corp.	136,350	19,452
Genworth Financial, Inc., Class A	532,740	18,614
Goldman Sachs Group, Inc.	95,770	19,789
JPMorgan Chase & Co.	399,480	19,327
Merrill Lynch & Co., Inc.	171,660	14,019
Morgan Stanley (b)	195,870	15,427
Principal Financial Group, Inc.	314,200	18,811
ProLogis Group, Inc., REIT	295,110	19,161
Prudential Financial, Inc. (b)	234,760	21,189
Travelers Cos., Inc.	370,780	19,195
		242,479
Healthcare—10.0%
Baxter International, Inc.	406,820	21,427
Becton Dickinson & Co.	293,810	22,591
Forest Laboratories, Inc. (a)	379,010	19,496
Genentech, Inc. (a)(b)	215,030	17,658
Medco Health Solutions, Inc. (a)	265,750	19,275
Merck & Co., Inc.	401,520	17,735
Schering-Plough Corp.	770,190	19,648
Zimmer Holdings, Inc. (a)	229,830	19,630
		157,460
Hotels/Gaming—1.2%
Starwood Hotels & Resorts
Worldwide, Inc.	285,460	18,512

Materials & Processing—6.4%
Air Products & Chemicals, Inc.	260,350	19,255
International Paper Co. (b)	520,030	18,929
Precision Castparts Corp. (b)	169,060	17,591
U.S. Steel Corp.	242,680	24,067
Vulcan Materials Co. (b)	186,540	21,728
		101,570
Multi-Media—1.3%
Walt Disney Co. (b)	606,650	20,887

Technology—25.5%
American Tower Corp. (a)(b)	494,360	19,255
Apple Computer, Inc. (a)(b)	274,550	25,508
Applied Materials, Inc. (b)	1,033,230	18,929
BMC Software, Inc. (a)	642,900	19,795
Cisco Systems, Inc. (a)	1,210,900	30,914
Corning, Inc. (a)	1,090,510	24,798
DIRECTV Group, Inc. (a)(b)	800,570	18,469
Electronic Data Systems Corp.	711,320	19,689
EMC Corp. (a)(b)	1,374,230	19,033

Schedule of Investments
CCM Capital Appreciation Fund
March 31, 2007 (unaudited)

		Value*
	Shares	(000s)

Emerson Electric Co.	468,760	$20,199
Harris Corp. (b)	380,820	19,403
Hewlett-Packard Co.	597,520	23,985
InterActiveCorp (a)(b)	521,600	19,670
International Business Machines Corp.	212,750	20,054
Lam Research Corp. (a)(b)	435,160	20,601
MEMC Electronic Materials, Inc. (a)(b)	259,020	15,691
Microsoft Corp. (b)	1,033,230	28,796
NVIDIA Corp. (a)	563,720	16,224
Sun Microsystems, Inc. (a)(b)	3,498,240	21,024
		402,037
Telecommunications—1.3%
AT&T, Inc. (b)	521,480	20,562

Transportation—1.2%
Union Pacific Corp. (b)	190,030	19,298

Utilities—2.8%
FirstEnergy Corp.	325,930	21,590
FPL Group, Inc. (b)	357,770	21,885
		43,475

Total Common Stock (cost—$1,415,240)		1,560,576

SHORT-TERM INVESTMENTS—24.7%

	Principal
	Amount
	(000s)
Collateral Invested for Securities on Loan (c)—22.6%
Adirondack 2005-1 Corp. (d),
5.324% due 4/25/07	$10,000	9,962
5.324% due 4/26/07	20,000	19,921
Bank of America N.A.,
5.487% due 6/19/07, FRN (d)	10,000	10,000
5.487% due 11/8/07, FRN (d)	20,000	20,000
5.508% due 4/2/07	7,000	7,000
Bear Stearns Cos., Inc.,
5.638% due 4/2/07	30,000	30,000
Canadian Imperial Bank,
5.30% due 4/2/07	1,203	1,203
Citigroup Global Markets, Inc.,
5.508% due 4/2/07	50,000	50,000
Ebbets Funding LLC (d),
5.324% due 4/16/07	10,000	9,975
5.326% due 4/16/07	15,000	14,962
Foxboro Funding Ltd.,
5.321% due 4/5/07 (d)	15,000	14,987
Goldman Sachs Group L.P.,
5.567% due 12/18/07 (d)	5,000	5,000
Harrier Finance Funding U.S. LLC,
5.301% due 8/14/07 (d)	5,000	5,000
HSH Nordbank AG,
5.33% due 4/21/08, FRN (d)	10,000	10,000
KKR Atlantic Funding Trust (d),
5.33% due 4/23/07	25,000	24,908
5.334% due 4/23/07	10,000	9,963
Merrill Lynch & Co., FRN,
5.303% due 5/14/07	5,000	5,000
5.318% due 7/27/07	5,000	5,000
Morgan Stanley,
5.44% due 3/3/08, FRN	3,000	3,000
5.497% due 4/5/07	5,000	5,000
5.508% due 9/28/07	3,000	3,000
Morrigan TRR Funding LLC (d),
5.334% due 4/16/07	20,000	19,950
5.337% due 4/19/07	25,000	24,926
Northern Rock PLC,
5.38% due 8/3/07, FRN (d)	2,000	2,000
Ormond Quay Funding LLC (d),
5.30% due 8/22/07	5,000	4,999
5.31% due 5/30/07	10,000	9,998
Sigma Finance, Inc., FRN (d),
5.488% due 4/16/07	5,000	4,999
5.492% due 12/6/07	10,000	10,000
5.493% due 6/20/07	15,000	15,000
		355,753
Repurchase Agreement—2.1%
State Street Bank & Trust Co.,
dated 3/30/07, 4.90%, due	33,385	33,385
4/2/07, proceeds $33,399;
collateralized by Fannie Mae,
3.125%, due 12/15/07, valued
at $34,054 including accrued
interest (cost—$33,385)

Total Short-Term Investments (cost—$388,969)		389,138

Total Investments (cost—$1,804,209)—123.7%		1,949,714

Liabilities in excess of other assets—(23.7)%		(372,991)

Net Assets—100.0%		$1,576,723

Notes to Schedule of Investments:

(amounts in thousands):
(a) Non-income producing.

(b) All or portion of Security on loan with an aggregate market value of $340,728; cash collateral of $354,446 was received with which the Fund purchased short-term investments.

(c) Securities purchased with the cash proceeds from securities on loan.

(d) 144A Security - Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

Glossary:
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on March 31, 2007.
REIT—Real Estate Investment Trust

Schedule of Investments
CCM Emerging Companies Fund
March 31, 2007 (unaudited)

		Value*
	Shares	(000s)
COMMON STOCK—97.5%

Aerospace—0.9%
Heico Corp. (b)	132,633	$4,840

Capital Goods—3.9%
Middleby Corp. (a)(b)	50,280	6,629
Reddy Ice Holdings, Inc. (b)	225,070	6,792
Tennant Co.	214,090	6,742
		20,163
Consumer Discretionary—12.2%
Asbury Automotive Group, Inc.	188,810	5,334
Buckle, Inc. (b)	146,610	5,234
Deckers Outdoor Corp. (a)(b)	95,700	6,797
First Cash Financial Services, Inc. (a)	235,310	5,243
Houston Wire & Cable Co. (a)(b)	193,640	5,426
Iconix Brand Group, Inc. (a)(b)	248,310	5,065
Jones Soda Co. (a)(b)	274,860	5,558
Maidenform Brands, Inc. (a)	348,720	8,045
Stride Rite Corp.	226,780	3,490
Topps Co., Inc.	383,310	3,726
Universal Electronics, Inc. (a)	139,430	3,884
Zumiez, Inc. (a)	131,680	5,283
		63,085
Consumer Services—8.0%
Dollar Financial Corp. (a)	250,910	6,348
Dover Downs Gaming & Entertainment, Inc.	285,040	3,671
Geo Group, Inc. (a)	109,320	4,954
Greif, Inc.	46,010	5,112
ICT Group, Inc. (a)	102,600	1,796
Team, Inc. (a)(b)	173,065	6,603
TeleTech Holdings, Inc. (a)	159,930	5,868
Town Sports International Holdings, Inc. (a)	314,960	6,866
		41,218
Consumer Staples—3.3%
Green Mountain Coffee Roasters, Inc. (a)(b)	99,930	6,301
J&J Snack Foods Corp.	134,520	5,312
Spartan Stores, Inc.	193,590	5,188
		16,801
Electronics (a)—0.6%
Measurement Specialties, Inc.	133,930	3,021

Energy—6.2%
Allis-Chalmers Energy, Inc. (a)(b)	217,740	3,429
Alon U.S.A. Energy, Inc. (b)	213,980	7,746
Dawson Geophysical Co. (a)	145,200	7,192
Gulf Island Fabrication, Inc.	93,650	2,504
Matrix Service Co. (a)(b)	256,398	5,187
Western Refining, Inc. (b)	152,000	5,931
		31,989
Financial Services—7.4%
Asta Funding, Inc. (b)	144,450	6,237
Banner Corp.	120,791	5,019
FBL Financial Group, Inc.	145,820	5,706
First Advantage Corp. (a)	205,640	4,929
James River Group, Inc. (b)	180,420	5,649
Meadowbrook Insurance Group, Inc. (a)	336,850	3,702
Penson Worldwide, Inc. (a)(b)	224,310	6,772
		38,014
Healthcare (a)—9.2%
Align Technology, Inc. (b)	304,730	4,833
Bruker BioSciences Corp.	503,790	5,300
Conmed Corp.	186,070	5,439
LHC Group, Inc. (b)	185,362	6,011
Medical Action Industries, Inc.	281,145	6,719
Natus Medical, Inc. (b)	384,100	6,826
Noven Pharmaceuticals, Inc.	227,660	5,282
USANA Health Sciences, Inc. (b)	88,410	4,144
Visicu, Inc. (b)	364,160	2,840
		47,394
Information Technology—1.0%
Landauer, Inc.	104,390	5,270

Materials & Processing—5.3%
Apogee Enterprises, Inc.	269,150	5,394
Brush Engineered Materials, Inc. (a)	114,120	5,531
CIRCOR International, Inc. (b)	165,450	5,906
Ladish Co., Inc. (a)(b)	143,300	5,394
Quanex Corp.	124,460	5,271
		27,496
Real Estate Investment Trust—4.2%
Capital Trust, Inc., Class A	118,770	5,413
Hersha Hospitality Trust	461,170	5,433
LTC Properties, Inc.	198,730	5,149
Winston Hotels, Inc.	367,750	5,527
		21,522
Retail—1.1%
The Bon-Ton Stores, Inc.	96,390	5,421

Technology—22.4%
24/7 Real Media, Inc. (a)(b)	700,830	5,628
Anadigics, Inc. (a)(b)	436,410	5,158
Ansoft Corp. (a)	166,180	5,258
Aspen Technology, Inc. (a)(b)	610,890	7,942

Schedule of Investments
CCM Emerging Companies Fund
March 31, 2007 (unaudited)

		Value*
	Shares	(000s)

Axcelis Technologies, Inc. (a)(b)	341,820	$2,611
C-COR, Inc. (a)	380,930	5,280
Cogent Communications Group, Inc. (a)(b)	221,170	5,226
Covansys Corp. (a)	199,600	4,926
FTD Group, Inc. (b)	334,230	5,525
i2 Technologies, Inc. (a)(b)	200,990	4,824
II-VI, Inc. (a)	168,290	5,697
Interwoven, Inc. (a)	333,250	5,632
Netscout Systems, Inc. (a)(b)	619,939	5,610
Omnicell, Inc. (a)	294,970	6,171
Phase Forward, Inc. (a)(b)	470,510	6,178
Radiant Systems, Inc. (a)	440,550	5,740
Smith Micro Software, Inc. (a)(b)	309,740	5,770
Synchronoss Technologies, Inc. (a)(b)	167,940	2,922
Vasco Data Security
International (a)(b)	355,990	6,361
Viasat, Inc. (a)	157,060	5,178
Zoran Corp. (a)	163,150	2,777
Zygo Corp. (a)	321,150	5,142
		115,556
Telecommunications—7.4%
Alaska Communications Systems
Group, Inc. (b)	376,010	5,546
Anaren, Inc. (a)	356,920	6,285
Consolidated Communications
Holdings, Inc.	289,830	5,765
Harmonic, Inc. (a)	586,280	5,757
Lightbridge, Inc. (a)	160,850	2,826
Oplink Communications, Inc. (a)	369,550	6,641
Symmetricom, Inc. (a)	630,330	5,232
		38,052
Transportation—2.3%
Fuel System Solutions, Inc. (a) (b)	285,540	5,288
Republic Airways Holdings, Inc. (a)	295,790	6,791
		12,079
Utilities—1.0%
Portland General Electric Co. (b)	170,740	4,986

Waste Disposal—1.1%
Waste Industries U.S.A., Inc.	210,620	5,786

Total Common Stock (cost—$455,335)		502,693

SHORT-TERM INVESTMENTS—32.3%

Collateral Invested for Securities on Loan (c)—27.3%
Allianz Dresdner Daily Asset Fund (d)	126,763,192	126,763

	Principal
	Amount
	(000s)
Morgan Stanley,
5.44% due 3/3/08, FRN	$3,000	3,000
5.497% due 4/5/07	9,000	9,000
Northern Rock PLC,
5.38% due 8/3/07, FRN (e)	2,000	2,000
		140,763
Repurchase Agreement—5.0%
State Street Bank & Trust Co.,
dated 3/30/07, 4.90%, due	25,905	25,905
4/2/07, proceeds $25,916;
collateralized by Federal Home
Loan Bank, 4.125%, due 2/15/08,
valued at $11,146 including
accrued interest; and Fannie Mae,
5.75%, due 2/15/08, valued at
$15,282 including accrued
interest (cost—$25,905)

Total Short-Term Investments (cost—$166,668)		166,668

Total Investments (cost—$622,003)—129.8%		669,361

Liabilities in excess of other assets—(29.8)%		(153,507)

Net Assets—100.0%		$515,854

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or portion of Security on loan with an aggregate market value of $135,936; cash collateral of $140,755 was received with which the Fund purchased short-term investments.

(c) Securities purchased with the cash proceeds from securities on loan.

(d) Affiliated fund.

(e) 144A Security-Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

Glossary:
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on March 31, 2007.

Schedule of Investments
CCM Focused Growth Fund
March 31, 2007 (unaudited)

		Value*
	Shares	(000s)
COMMON STOCK—96.9%

Aerospace—4.7%
Boeing Co.	12,120	$1,077
Lockheed Martin Corp.	11,850	1,150
		2,227
Capital Goods—2.3%
Parker Hannifin Corp.	12,820	1,106

Chemicals—2.5%
Airgas, Inc.	28,170	1,187

Communications—2.4%
Interpublic Group of Cos., Inc. (a)	91,130	1,122

Consumer Discretionary—7.7%
Coach, Inc. (a)	19,770	989
Nordstrom, Inc.	17,280	915
RadioShack Corp.	65,430	1,769
		3,673
Consumer Services—2.5%
McKesson Corp.	20,600	1,206

Consumer Staples—5.3%
Loews Corp.—Carolina Group	18,860	1,426
McCormick & Co., Inc.	28,300	1,090
		2,516
Energy (a)—5.3%
Cameron International Corp.	19,350	1,215
Grant Prideco, Inc.	26,490	1,320
		2,535
Financial Services—11.6%
Cbot Holdings, Inc. (a)	6,810	1,236
CNA Financial Corp. (a)	26,540	1,144
Goldman Sachs Group, Inc.	4,910	1,014
Mellon Financial Corp.	24,910	1,075
Morgan Stanley	13,380	1,054
		5,523
Healthcare—14.2%
Baxter International, Inc.	21,180	1,116
Forest Laboratories, Inc. (a)	21,850	1,124
Genentech, Inc. (a)	12,700	1,043
Mylan Laboratories, Inc.	55,710	1,178
Schering-Plough Corp.	43,920	1,120
Zimmer Holdings, Inc. (a)	13,840	1,182
		6,763
Hotels/Gaming—2.2%
Starwood Hotels & Resorts
Worldwide, Inc.	15,690	1,017

Materials & Processing—4.4%
Allegheny Technologies, Inc.	9,820	1,048
Precision Castparts Corp.	10,020	1,043
		2,090
Technology—27.0%
Apple Computer, Inc. (a)	15,310	1,422
Applied Materials, Inc.	89,280	1,636
Cadence Design Systems, Inc. (a)	77,540	1,633
Cisco Systems, Inc. (a)	44,660	1,140
Corning, Inc. (a)	53,070	1,207
Electronic Data Systems Corp.	37,650	1,042
EMC Corp. (a)	80,300	1,112
Emerson Electric Co.	29,350	1,265
Hewlett-Packard Co.	25,020	1,004
Microsoft Corp.	49,570	1,382
		12,843
Transportation (a)—2.0%
Continental Airlines, Inc.	26,560	967

Utilities (a)—2.8%
NRG Energy, Inc.	18,440	1,328

Total Common Stock (cost—$44,656)		46,104

	Principal
	Amount
	(000s)
Repurchase Agreement—2.8%
State Street Bank & Trust Co.,
dated 3/30/07, 4.90%, due	$1,316	1,316
4/2/07, proceeds $1,317;
collateralized by Federal Home
Loan Bank, 4.125%, due
2/15/08, valued at $1,344
including accrued interest
(cost—$1,316)

Total Investments (cost—$45,972)—99.7%		47,420

Other assets less liabilities—0.3%		136

Net Assets—100.0%		$47,556

Notes to Schedule of Investments:

(a) Non-income producing.

Schedule of Investments
CCM Mid-Cap Fund
March 31, 2007 (unaudited)

		Value*
	Shares	(000s)
COMMON STOCK—98.7%

Aerospace—3.9%
DRS Technologies, Inc. (b)	309,850	$16,165
Goodrich Corp.	344,030	17,711
Rockwell Collins, Inc.	231,430	15,489
		49,365
Capital Goods—4.9%
Harsco Corp.	373,300	16,746
Manitowoc Co., Inc.	251,350	15,969
Snap-On, Inc.	308,690	14,848
SPX Corp.	216,100	15,170
		62,733
Chemicals—2.6%
Airgas, Inc.	320,680	13,517
Celanese Corp.	640,740	19,760
		33,277
Communications—1.2%
Interpublic Group of Cos., Inc. (a) (b)	1,272,820	15,668

Consumer Discretionary—12.2%
Coach, Inc. (a)	315,410	15,786
Estee Lauder Cos., Inc.	325,770	15,914
International Game Technology (b)	317,060	12,803
Kroger Co.	580,430	16,397
Newell Rubbermaid, Inc.	502,950	15,637
Nordstrom, Inc.	245,420	12,993
Polo Ralph Lauren Corp., Class A	194,730	17,165
Saks, Inc.	849,160	17,696
Steelcase, Inc. (b)	825,050	16,410
TJX Cos., Inc.	511,270	13,784
		154,585
Consumer Services (a)—2.4%
Convergys Corp.	480,110	12,200
Quanta Services, Inc. (b)	726,980	18,334
		30,534
Consumer Staples (b)—4.7%
Campbell Soup Co.	370,070	14,414
Jarden Corp. (a)	392,070	15,016
Molson Coors Brewing Co.	182,930	17,309
UST, Inc.	214,690	12,448
		59,187
Energy—8.9%
Cameron International Corp. (a)(b)	263,110	16,521
Frontier Oil Corp.	491,140	16,031
Grant Prideco, Inc. (a)(b)	330,000	16,447
Mirant Corp. (a)	466,350	18,869
National-Oilwell Varco, Inc. (a)	181,410	14,112
Superior Energy Services (a)(b)	455,860	15,713
Tesoro Corp. (b)	156,690	15,736
		113,429
Environmental Services—2.1%
Allied Waste Industries, Inc. (a)(b)	970,400	12,217
Republic Services, Inc.	519,495	14,453
		26,670
Financial Services—14.6%
AG Edwards, Inc.	263,910	18,257
Ambac Financial Group, Inc.	171,550	14,820
Ameriprise Financial, Inc.	277,730	15,869
Apartment Investment & Management
Co., REIT (b)	262,880	15,166
Assurant, Inc. (b)	263,400	14,126
CB Richard Ellis Group, Inc.,
Class A (a)	335,050	11,452
CBOT Holdings, Inc. (a)(b)	97,650	17,723
CNA Financial Corp. (a)(b)	373,450	16,092
Eaton Vance Corp. (b)	467,440	16,660
Legg Mason, Inc. (b)	141,530	13,334
Lincoln National Corp.	244,670	16,586
UnumProvident Corp. (b)	686,930	15,820
		185,905
Healthcare—8.3%
AmerisourceBergen Corp.	314,530	16,592
C.R. Bard, Inc.	172,320	13,701
Forest Laboratories, Inc. (a)(b)	324,100	16,672
Laboratory Corp. of America
Holdings (a)(b)	204,680	14,866
Millipore Corp. (a)(b)	206,540	14,968
Mylan Laboratories, Inc.	737,460	15,590
VCA Antech, Inc. (a)	359,940	13,069
		105,458
Industrial—1.2%
AGCO Corp. (a)	408,060	15,086

Materials & Processing—6.4%
Allegheny Technologies, Inc.	153,200	16,345
Cabot Corp.	331,530	15,824
Precision Castparts Corp. (b)	136,550	14,208
Southern Copper Corp. (b)	239,340	17,151
Steel Dynamics, Inc.	400,160	17,287
		80,815
Technology—19.1%
Ametek, Inc.	463,510	16,010
Amphenol Corp., Class A (b)	205,110	13,244
Cadence Design Systems, Inc. (a)(b)	831,140	17,504
Cognizant Technology Solutions Corp. (a)	165,570	14,615
Dolby Laboratories, Inc. (a)	484,820	16,731

Schedule of Investments
CCM Mid-Cap Fund
March 31, 2007 (unaudited)

		Value*
	Shares	(000s)

Expedia, Inc. (a)	723,980	$16,782
F5 Networks, Inc. (a)	206,450	13,766
Factset Research Systems, Inc.	258,830	16,267
International Rectifier Corp. (a)(b)	361,530	13,814
KLA-Tencor Corp. (b)	290,870	15,509
McAfee, Inc. (a)	495,840	14,419
Mettler Toledo International,
Inc. (a)	154,780	13,864
NCR Corp. (a)	322,390	15,400
Synopsys, Inc. (a)	543,150	14,247
Thermo Fisher Scientific,
Inc. (a)(b)	328,470	15,356
VeriFone Holdings, Inc. (a)(b)	401,800	14,758
		242,286
Telecommunications—2.2%
American Tower Corp. (a)(b)	377,220	14,693
Leap Wireless International, Inc. (a)(b)	206,120	13,600
		28,293
Utilities—4.0%
Allegheny Energy, Inc. (a)	323,780	15,910
Centerpoint Energy, Inc. (b)	936,750	16,805
NRG Energy, Inc. (a)(b)	254,200	18,313
		51,028

Total Common Stock (cost—$1,114,245)		1,254,319

SHORT-TERM INVESTMENTS—31.0%

Collateral Invested for Securities on Loan (c)—29.9%
Allianz Dresdner Daily Asset Fund (d)	10,000,000	10,000

	Principal
	Amount
	(000s)
Adirondack 2005-1 Corp. (e),
5.324% due 4/26/07	$20,000	19,921
5.325% due 4/23/07	20,000	19,906
Bank of America N.A.,
5.487% due 11/8/07, FRN (e)	5,000	5,000
5.508% due 4/2/07	29,000	29,000
Bear Stearns Cos., Inc.,
5.558% due 4/2/07	15,000	15,000
5.638% due 4/2/07	22,000	22,000
Canadian Imperial Bank,
5.30% due 4/2/07	7,290	7,290
Citigroup Global Markets, Inc.,
5.508% due 4/2/07	47,000	47,000
Ebbets Funding LLC (e),
5.324% due 4/16/07	10,000	9,975
5.326% due 4/16/07	10,000	9,975
Foxboro Funding Ltd.,
5.321% due 4/5/07 (e)	15,000	14,987
Goldman Sachs Group L.P.,
5.567% due 12/18/07 (e)	5,000	5,000
Harrier Finance Funding U.S. LLC,
5.301% due 8/14/07 (e)	5,000	5,000
HSH Nordbank AG,
5.33% due 4/21/08, FRN (e)	10,000	10,000
KKR Atlantic Funding Trust (e),
5.33% due 4/23/07	15,000	14,944
5.334% due 4/23/07	15,000	14,945
Merrill Lynch & Co., FRN,
5.303% due 5/14/07	5,000	5,000
5.318% due 7/27/07	5,000	5,000
Morgan Stanley,
5.44% due 3/3/08, FRN	3,000	3,000
5.497% due 8/17/07	5,000	5,000
5.507% due 9/28/07	10,000	10,000
Morrigan TRR Funding LLC (e),
5.334% due 4/16/07	20,000	19,950
5.337% due 4/19/07	25,000	24,926
Northern Rock PLC,
5.38% due 8/3/07, FRN (e)	2,000	2,000
Ormond Quay Funding LLC (e),
5.30% due 8/22/07	10,000	9,999
5.31% due 5/30/07	10,000	9,998
Sigma Finance, Inc., FRN (e),
5.492% due 12/6/07	20,000	20,000
5.494% due 4/5/07	5,000	5,002
		379,818

Repurchase Agreement—1.1%
State Street Bank & Trust Co.,
dated 3/30/07, 4.90%, due	14,110	14,110
4/2/07, proceeds $14,116;
collateralized by Fannie Mae,
3.00%, due 8/15/07, valued
at $14,392 including accrued
interest (cost—$14,110)

Total Short-Term Investments (cost—$393,768)		393,928

Total Investments (cost—$1,508,013)—129.7%		1,648,247

Liabilities in excess of other assets—(29.7)%		(377,661)

Net Assets—100.0%		$1,270,586

Schedule of Investments

CCM Mid-Cap Fund
March 31, 2007 (unaudited)

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or portion of Security on loan with an aggregate market value of $367,696; cash collateral of $378,589 was received with which the Fund purchased short-term investments.

(c) Securities purchased with the cash proceeds from securities on loan.

(d) Affiliated fund.

(e) 144A Security - Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

Glossary:
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on March 31, 2007.
REIT—Real Estate Investment Trust

Schedule of Investments
NACM Emerging Markets Opportunities Fund
March 31, 2007 (unaudited)

		Value*
	Shares	(000s)
COMMON STOCK—90.3%

Bermuda—6.2%
Celestial Nutrifoods Ltd. (b)	461,000	$475
Credicorp Ltd.	16,900	824
Fibrechem Tech Ltd.	221,000	305
Hopson Development Holdings Ltd.	86,000	215
Nine Dragons Paper Holdings Ltd.	495,900	1,034
Samling Global Ltd. (b)	336,000	122
		2,975
Brazil—6.2%
Companhia Vale do Rio Doce ADR	7,600	281
Cyrela Brazil Realty S.A.	26,100	242
Gerdau S.A. ADR	20,950	380
Localiza Rent A Car	15,200	465
Lojas Renner S.A.	31,300	406
Petroleo Brasileiro S.A. ADR	5,500	547
Unibanco - Uniao de Bancos
Brasileiros S.A. GDR (b)	7,200	630
		2,951
Cayman Islands—2.5%
Century Sunshine Ecological
Technology Holdings Ltd.	1,890,000	452
China Infrastructure Machinery
Holdings Ltd.	284,000	555
Tencent Holdings Ltd.	63,000	205
		1,212
China—7.7%
China Communications Construction
Co., Ltd. (b)	884,000	1,066
China Hongxing Sports Ltd.	631,000	1,456
China Shenhua Energy Co., Ltd.,
Class H	157,800	379
Guangzhou R&F Properties Co., Ltd.	79,200	175
Industrial & Commercial Bank of
China (b)	1,109,000	616
		3,692
Egypt—1.0%
Orascom Construction Industries GDR	2,500	253
Orascom Telecom Holding SAE	3,532	244
		497
Hong Kong—3.0%
Hengan International Group Co., Ltd.	232,000	679
Shun TAK Holdings Ltd.	254,000	338
Tianjin Development Holdings	562,000	425
		1,442
India—3.6%
ITC Ltd. GDR (a)	95,300	329
Reliance Industries Ltd. GDR (a)	10,519	660
Satyam Computer Services Ltd. ADR	31,400	713
		1,702
Indonesia—5.4%
PT Bakri Brothers (b)	20,468,500	417
PT Bank Niaga Tbk.	5,272,500	425
PT Ciputra Surya Tbk.	2,989,000	303
PT Kawasan Industri Jababeka Tbk.	23,554,000	563
PT Perusahaan Perkebunan London
Sumatra Indonesia Tbk.	543,500	368
PT United Tractors Tbk.	600,000	485
		2,561
Israel—0.9%
Nice Systems Ltd. ADR (b)	12,400	422

Luxembourg—2.6%
Evraz Group S.A. GDR	31,053	1,039
Tenaris S.A. ADR	4,600	211
		1,250
Malaysia—5.1%
Bumiputra Commerce Holdings Bhd	323,000	929
IOI Corp.	83,200	531
Maxis Communications Bhd	132,200	454
Steppe Cement Ltd. (b)	48,382	289
UEM World Bhd	180,700	234
		2,437
Mexico—7.9%
America Movil S.A. de C.V. ADR	18,560	887
Cemex S.A. de C.V. ADR (b)	6,000	196
Consorcio ARA S.A. de C.V.	315,300	544
Corp GEO S.A. de C.V. (b)	80,600	469
Fomento Economico Mexicano S.A.
de C.V. ADR	1,900	210
Grupo Famsa S.A. (b)	199,000	1,109
Industrias Penoles S.A. de C.V.	31,800	369
		3,784
Philippines—4.9%
Aboitiz Equity Ventures, Inc.	1,342,000	230
Banco de Oro Universal Bank	380,100	472
Bank of the Philippine Islands	344,500	466
Filinvest Land, Inc. (b)	7,223,800	251
Megaworld Corp.	7,266,400	502
Robinsons Land Corp.	1,083,700	438
		2,359
Poland—1.2%
Globe Trade Centre S.A. (b)	33,303	586

Russia—5.1%
LUKOIL ADR	9,100	787
OAO Gazprom ADR	14,924	625
Unified Energy System GDR	7,445	1,015
		2,427

Schedule of Investments
NACM Emerging Markets Opportunities Fund
March 31, 2007 (unaudited)

		Value*
	Shares	(000s)

Singapore—4.6%
ASE Test Ltd. (b)	45,300	$515
Jiutian Chemical Group Ltd. (b)	277,000	396
Midas Holdings Ltd.	459,000	506
Straits Asia Resources Ltd. (b)	677,000	464
Yanlord Land Group Ltd. (b)	205,000	313
		2,194
South Africa—6.7%
Ellerine Holdings Ltd.	32,025	362
Impala Platinum Holdings Ltd.	21,493	674
Kumba Iron Ore Ltd.	23,038	473
Kumba Resources Ltd.	42,268	381
Naspers Ltd.	18,075	436
Sasol Ltd.	6,484	216
Wilson Bayly Holmes-Ovcon Ltd.	55,926	676
		3,218
South Korea—7.6%
Hynix Semi-conductor, Inc. (b)	19,090	655
Hyundai Engineering & Construction
Co., Ltd. (b)	6,310	339
Hyunjin Materials Co., Ltd.	3,426	85
Industrial Bank of Korea	24,370	486
Korea Investment Holdings Co., Ltd.	9,710	508
Korea Zinc Co., Ltd.	3,520	374
NHN Corp. (b)	1,856	271
STX Pan Ocean Co., Ltd.	1,054,000	887
		3,605
Taiwan—5.3%
Advanced Semi-conductor
Engineering, Inc. (b)	330,943	393
Asustek Computer, Inc.	188,000	442
Catcher Technology Co., Ltd.	43,263	339
Cathay Financial Holding Co., Ltd.	176,203	365
Far Eastern Textile Co., Ltd.	333,600	286
Siliconware Precision Industries
Co., Ltd.	373,306	706
		2,531
United States—2.8%
NII Holdings, Inc., Class B (b)	10,700	794
Southern Copper Corp.	7,600	544
		1,338

Total Common Stock (cost—$27,540)		43,183

PREFERRED STOCK—3.9%

Brazil—3.9%
All America Latina Logistica S.A., UNIT (BRL 0.00475)	134,100	1,626
Lojas Americanas S.A. (BRL 0.184305)	4,000,000	252

Total Preferred Stock (cost—$821)		1,878

WARRANTS (b)—2.5%

	Units
India—1.4%
Merrill Lynch-Associated Cement Co., Ltd.,
Expires 7/12/11	11,550	196
Merrill Lynch-Reliance Communications Ltd.,
Expires 1/25/11	51,566	499
		695

Peru—1.1%
UBS-Sterlite Industries, Expires 9/18/07	47,337	511

Total Warrants (cost—$967)		1,206

	Principal
	Amount
	(000s)
Repurchase Agreement—2.8%
State Street Bank & Trust Co.,
dated 3/30/07, 4.90%, due	$1,346	1,346
4/2/07, proceeds $1,347;
collateralized by Federal Home
Loan Bank, 4.125%, due
2/15/08, valued at $1,374
including accrued interest
(cost—$1,346)

Total Investments (cost—$30,674) (c)—99.5%		47,613

Other assets less liabilities—0.5%		222

Net Assets—100.0%		$47,835

Notes to Schedule of Investments (amounts in thousands):

(a) 144A Security—Security exempt from registration, under under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(b) Non-income producing.

(c) Securities with an aggregate value of $25,879, representing 54.10% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Glossary:
ADR—American Depositary Receipt
BRL—Brazilian Real
GDR—Global Depositary Receipt
UNIT—More than one class of securities traded together.

Schedule of Investments
NACM Flex-Cap Value Fund+
March 31, 2007 (unaudited)

		Value*
	Shares	(000s)
COMMON STOCK—98.0%

Aerospace—0.7%
AAR Corp. (b)	11,300	$311

Capital Goods—8.2%
3M Co.	21,200	1,620
General Electric Co.	42,000	1,485
Textron, Inc.	7,000	629
		3,734
Consumer Discretionary—6.0%
Federated Department Stores, Inc.	17,300	779
Foot Locker, Inc.	23,700	558
Newell Rubbermaid, Inc.	25,600	796
Stein Mart, Inc.	34,700	566
		2,699
Consumer Services—0.8%
Energy Coal Resources, Inc. (a)(b)	26,000	338

Consumer Staples—4.9%
Altria Group, Inc.	15,400	1,352
PepsiCo, Inc.	13,700	871
		2,223
Energy—15.5%
Chevron Corp.	13,700	1,013
ConocoPhillips	20,600	1,408
Exxon Mobil Corp.	29,000	2,188
Marathon Oil Corp.	8,400	830
Spectra Energy Corp.	3,300	87
Valero Energy Corp.	23,100	1,490
		7,016
Financial Services—32.0%
American Express Co.	15,400	869
American Home Mortgage Investment
Corp., REIT (c)	28,500	769
American International Group, Inc.	17,900	1,203
Bank of America Corp.	26,798	1,367
Bank of New York Co., Inc.	19,700	799
Capital One Financial Corp.	8,617	650
Citigroup, Inc.	21,500	1,104
Countrywide Financial Corp.	20,300	683
Goldman Sachs Group, Inc.	5,100	1,054
JPMorgan Chase & Co.	26,000	1,258
Morgan Stanley	7,200	567
TD Ameritrade Holding Corp. (b)	22,100	329
U.S. Bancorp	30,400	1,063
Washington Mutual, Inc.	25,400	1,026
Wells Fargo & Co.	50,900	1,752
		14,493
Healthcare—3.5%
Pfizer, Inc.	63,100	1,594

Materials & Processing—5.5%
Alcan, Inc.	14,400	752
Dow Chemical Co.	11,800	541
Martin Marietta Materials, Inc.	6,300	852
Smurfit-Stone Container Corp. (b)	30,400	342
		2,487
Multi-Media—5.7%
Comcast Corp., Class A (b)	68,050	1,766
Idearc, Inc.	23,405	822
		2,588
Technology—1.2%
3Com Corp. (b)	142,600	558

Telecommunications—12.3%
Alcatel S.A. ADR	56,100	663
Andrew Corp. (b)	84,300	893
AT&T, Inc.	49,500	1,952
Corning, Inc. (b)	52,800	1,201
Verizon Communications, Inc.	22,400	849
		5,558
Utilities—1.7%
Duke Energy Corp.	6,700	136
NRG Energy, Inc. (b)	8,900	641
		777

Total Common Stock (cost—$40,023)		44,376

SHORT-TERM INVESTMENTS—59.7%

Collateral Invested for Securities on Loan (d)(e)—0.7%
Allianz Dresdner Daily Asset Fund
	319,063	319

	Principal
	Amount
	(000s)
Repurchase Agreement—59.0%
State Street Bank & Trust Co.,
dated 3/30/07, 4.90%, due	$26,738	26,738
4/2/07, proceeds $26,749;
collateralized by Federal Home
Loan Bank, 4.125%, due
10/19/07, valued at $27,273
including accrued interest
(cost—$26,738)

Total Short-Term Investments (cost—$27,057)		27,057

Schedule of Investments
NACM Flex-Cap Value Fund
March 31, 2007 (unaudited)

Value*
(000s)

Total Investments (cost—$67,080)—157.7%	$71,433

Liabilities in excess of other assets—(57.7)%	(26,144)

Net Assets—100.0%	$45,289

Notes to Schedule of Investments (amounts in thousands):

(a) 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated these securities are not considered to be illiquid.

(b) Non-income producing.

(c) All or portion of Security on loan with an aggregate market value of $309; cash collateral of $319 was received with which the Fund purchased securities.

(d) Securities purchased with the cash proceeds from securities on loan.

(e) Affiliated fund.

Glossary:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

Schedule of Investments
NACM Global Fund
March 31, 2007 (unaudited)

		Value*
	Shares	(000s)
COMMON STOCK—95.4%

Bermuda—1.8%
Jardine Matheson Holdings Ltd.	24,400	$516
Orient-Express Hotels Ltd.	5,300	317
		833
France—6.8%
Alcatel S.A. ADR	34,600	409
Alten (a)	13,114	497
AXA S.A.	19,480	828
Total S.A.	10,777	753
Veolia Environnement	8,120	604
		3,091
Germany—4.8%
Commerzbank AG	10,519	465
Continental AG	4,410	570
Henkel KGaA	4,291	576
Siemens AG	5,253	563
		2,174
Greece—1.0%
OPAP S.A.	11,480	436

Hong Kong—5.1%
AAC Acoustic Technology
Holdings, Inc. (a)	348,000	329
China Mobile Ltd.	46,500	419
Hang Lung Properties Ltd.	144,000	400
Hutchison Whampoa Ltd.	46,000	441
Kowloon Development Co., Ltd.	188,000	360
Melco International Development	194,000	348
		2,297
Indonesia—1.0%
PT Indosat Tbk.	666,500	455

Ireland—1.6%
CRH PLC	4,299	184
Icon PLC ADR (a)	12,100	515
		699
Italy—1.7%
Unicredito Italiano SpA	80,742	769

Japan—11.1%
Aichi Corp.	41,700	389
Asics Corp.	35,000	390
Chugai Pharmaceutical Co., Ltd.	25,300	639
Geo Corp.	156	316
Joint Corp.	11,200	423
Mitsubishi Tokyo Financial
Group, Inc.	41	462
NGK Spark Plug Co., Ltd.	16,000	299
Nisshinbo Industries, Inc.	25,000	312
Nitori Co., Ltd.	9,200	457
Rakuten, Inc.	670	317
Sony Corp. ADR	9,300	470
Sumco Corp.	12,700	526
		5,000
Malaysia—1.0%
Maxis Communications Bhd	130,400	448

Netherlands—3.9%
Koninklijke Ahold NV (a)	62,334	732
Koninklijke (Royal) Philips
Electronics NV	13,897	530
Royal Numico NV	9,916	511
		1,773
South Korea—2.7%
Kookmin Bank	4,058	365
Osstem Implant Co., Ltd. (a)	5,691	272
Samsung Electronics Co., Ltd.	1,009	602
		1,239
Spain—1.3%
Tecnicas Reunidas S.A.	11,849	593

Sweden—1.3%
Telefonaktiebolaget LM
Ericsson, Class B	162,000	601

Switzerland—7.7%
Adecco S.A.	5,315	338
Nestle S.A.	1,917	747
Panalpina Welttransport Holding AG	1,922	322
Roche Holdings AG	4,786	850
Sika AG	250	427
UBS AG	13,739	819
		3,503
Taiwan—0.9%
United Microelectronics Corp. ADR	130,400	415

United Kingdom—6.7%
ARM Holdings PLC	247,506	652
IG Group Holdings PLC	91,052	532
International Power PLC	79,254	619
Reed Elsevier PLC	44,969	539
Standard Chartered PLC	23,346	674
		3,016
United States—35.0%
3M Co.	7,500	573
Abercrombie & Fitch Co., Class A	6,800	515
Affiliated Managers Group, Inc. (a)	4,500	488

Schedule of Investments
NACM Global Fund
March 31, 2007 (unaudited)

		Value*
	Shares	(000s)

Ansys, Inc. (a)	11,700	$594
Apollo Investment Corp.	20,400	437
Apple Computer, Inc. (a)	5,800	539
Assurant, Inc.	7,900	424
Capital One Financial Corp.	6,200	468
Cerner Corp. (a)	6,400	348
Corning, Inc. (a)	34,500	785
DaVita, Inc. (a)	6,100	325
Federated Department Stores, Inc.	12,400	559
Genzyme Corp. (a)	7,800	468
Hess Corp.	11,800	655
ITT Industries, Inc.	8,400	507
Martin Marietta Materials, Inc.	3,600	487
Morgan Stanley	6,700	528
Occidental Petroleum Corp.	12,100	597
Oracle Corp. (a)	36,800	667
Praxair, Inc.	8,600	541
QUALCOMM, Inc.	10,300	439
Thermo Fisher Scientific, Inc. (a)	9,400	439
Tim Hortons, Inc.	7,900	240
UnitedHealth Group, Inc.	10,300	546
Valero Energy Corp.	10,200	658
Volcom, Inc. (a)	11,500	395
Warnaco Group, Inc. (a)	20,400	579
Waters Corp. (a)	8,600	499
Wyeth	14,300	715
XTO Energy, Inc.	15,200	833
		15,848

Total Common Stock (cost—$39,477)		43,190

WARRANTS (a)—1.2%

	Units
United States—1.2%
Hon Hai Precision Industry Co.,
Ltd., Expires 11/17/10
(cost—$493)	82,880	555

	Principal
	Amount
	(000s)
Repurchase Agreement—2.8%
State Street Bank & Trust Co.,
dated 3/30/07, 4.90%, due	$1,263	1,263
4/2/07, proceeds $1,264;
collateralized by Federal Home
Loan Bank, 4.125%, due
10/19/07, valued at $1,291
including accrued interest
(cost—$1,263)

Total Investments (cost—$41,233) (b)—99.4%
Other assets less liabilities—0.6%		256
Net Assets—100.0%		$45,264

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) Securities with an aggregate value of $24,946, representing 55.11% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Glossary:
ADR—American Depositary Receipt

Schedule of Investments
NACM Growth Fund
March 31, 2007 (unaudited)

		Value*
	Shares	(000s)
COMMON STOCK—95.6%

Chemicals—2.1%
Monsanto Co.	7,900	$434

Consumer Discretionary—15.3%
Brinker International, Inc.	5,100	167
Comcast Corp., Class A (a)	11,250	292
Federated Department Stores, Inc.	4,600	207
Gannett Co., Inc.	7,100	400
J.C. Penney Co., Inc.	3,900	321
Johnson Controls, Inc.	1,100	104
Kohl's Corp. (a)	5,600	429
McDonald's Corp.	4,800	216
News Corp., Class B	8,100	198
Nordstrom, Inc.	4,200	222
NutriSystem, Inc. (a)	4,500	236
Walt Disney Co.	9,300	320
		3,112

Consumer Staples—6.4%
Anheuser-Busch Cos., Inc.	3,800	192
General Mills, Inc.	2,300	134
Molson Coors Brewing Co.	2,500	236
Procter & Gamble Co.	3,090	195
Sara Lee Corp.	14,600	247
Wal-Mart Stores, Inc.	6,200	291
		1,295

Energy—3.7%
Frontier Oil Corp.	5,900	192
National-Oilwell Varco, Inc. (a)	4,200	327
Valero Energy Corp.	3,700	239
		758
Financial Services—3.5%
Goldman Sachs Group, Inc.	2,100	434
Morgan Stanley	3,400	268
		702
Healthcare—16.8%
Abbott Laboratories	3,200	179
Amgen, Inc. (a)	2,400	134
Baxter International, Inc.	5,400	284
Cigna Corp.	1,600	228
Johnson & Johnson	10,900	657
Laboratory Corp. of America
Holdings (a)	3,400	247
McKesson Corp.	5,300	311
Quest Diagnostics, Inc.	4,200	209
Schering-Plough Corp.	8,200	209
UnitedHealth Group, Inc.	8,700	461
WellCare Health Plans, Inc. (a)	3,400	290
Wyeth	3,900	195
		3,404
Industrials—11.5%
AMR Corp. (a)	4,600	140
Boeing Co.	2,400	213
Cooper Industries Ltd., Class A	4,200	189
General Electric Co.	12,900	456
Lockheed Martin Corp.	4,200	408
Manpower, Inc.	3,200	236
Parker Hannifin Corp.	3,100	268
Raytheon Co.	4,600	241
Thomas & Betts Corp. (a)	3,600	176
		2,327
Materials & Processing—2.3%
Cabot Corp.	5,300	253
Freeport-McMoRan Copper &
Gold, Inc., Class B	3,100	205
		458
Technology—30.4%
BEA Systems, Inc. (a)	17,600	204
BMC Software, Inc. (a)	8,200	252
Cisco Systems, Inc. (a)	29,400	751
Diebold, Inc.	4,000	191
eBay, Inc. (a)	10,400	345
Google, Inc., Class A (a)	600	275
Hewlett-Packard Co.	10,900	437
Intel Corp.	24,600	471
InterActiveCorp (a)	3,200	121
International Business Machines Corp.	6,400	603
MEMC Electronic Materials, Inc. (a)	4,200	254
Microsoft Corp.	33,400	931
Motorola, Inc.	15,700	277
Network Appliance, Inc. (a)	8,100	296
Oracle Corp. (a)	11,200	203
QUALCOMM, Inc.	5,900	252
Sun Microsystems, Inc. (a)	51,800	311
		6,174
Telecommunications—2.5%
Level 3 Communications, Inc. (a)	15,100	92
Verizon Communications, Inc.	10,900	414
		506

Schedule of Investments
NACM Growth Fund
March 31, 2007 (unaudited)

		Value*
	Shares	(000s)

Utilities—1.1%
Constellation Energy Group, Inc.	2,600	$226

Total Common Stock (cost—$18,683)		19,396

EXCHANGE-TRADED FUND—2.3%

IShares Russell 1000 Growth Index Fund
(cost—$454)	8,200	456

	Principal
	Amount
	(000s)
Repurchase Agreement—1.7%
State Street Bank & Trust Co.
dated 3/31/07, 4.90%, due	$351	351
4/2/07, proceeds $351;
collateralized by Federal Home
Loan Bank, 4.125%, due
10/19/07, valued at $359
including accrued interest
(cost—$351)

Total Investments (cost—$19,488)—99.6%		20,203

Other assets less liabilities—0.4%		89

Net Assets—100.0%		$20,292

Notes to Schedule of Investments:
(a) Non-income producing.

Schedule of Investments
NACM Income & Growth Fund
March 31, 2007 (unaudited)

		Value*
Shares		(000s)
COMMON STOCK—31.6%

	Aerospace (c)—2.5%
1,900	Boeing Co.	$169
2,000	L-3 Communications Holdings, Inc.	175
1,700	Lockheed Martin Corp.	165
		509
	Automotive (c)—0.8%
1,800	Johnson Controls, Inc.	170

	Chemicals (c)—2.5%
5,800	Celanese Corp.	179
3,300	EI Du Pont de Nemours & Co.	163
3,200	Monsanto Co.	176
		518
	Consumer Discretionary (c)—1.7%
2,300	Manpower, Inc.	170
3,000	McKesson Corp.	175
		345
	Diversified Manufacturing (c)(d)—0.8%
2,400	Terex Corp.	172

	Energy (c)(d)—0.8%
2,200	National-Oilwell Varco, Inc.	171

	Financial Services (c)—1.6%
1,100	BlackRock, Inc.	172
300	Chicago Mercantile Exchange Holdings, Inc.	160
		332
	Food & Beverage (c)—0.9%
1,900	Molson Coors Brewing Co.	180

	Healthcare (c)—2.6%
3,100	Abbott Laboratories	173
3,400	Baxter International, Inc.	179
3,900	Merck & Co., Inc.	172
		524
	Hotels/Gaming (c)—0.8%
4,800	Hilton Hotels Corp.	173

	Insurance (c)—1.7%
1,200	Cigna Corp.	171
1,900	Prudential Financial, Inc.	172
		343
	Machinery (c)—0.9%
1,600	Deere & Co.	174

	Metals & Mining—1.2%
900	Freeport-McMoRan Copper & Gold, Inc.	60
1,800	U.S. Steel Corp.	178
		238
	Oil & Gas (c)—1.8%
2,200	Diamond Offshore Drilling, Inc.	178
2,700	Schlumberger Ltd.	187
		365

Schedule of Investments
NACM Income & Growth Fund
March 31, 2007 (unaudited)

		Value*
Shares		(000s)

	Pharmaceuticals (d)—0.9%
2,400	Medco Health Solutions, Inc.	$174

	Retail (c)—1.6%
3,200	Nordstrom, Inc.	169
2,800	Target Corp.	166
		335
	Semi-conductors (c)—1.8%
8,200	Intel Corp.	157
3,300	MEMC Electronic Materials, Inc. (d)	200
		357
	Technology (c)—1.6%
1,800	Cognizant Technology Solutions Corp. (d)	159
5,800	Microsoft Corp.	162
		321
	Telecommunications (c)—1.7%
3,500	Harris Corp.	178
4,100	QUALCOMM, Inc.	175
		353
	Transportation (c)—1.7%
4,500	CSX Corp.	180
1,500	FedEx Corp.	161
		341
	Utilities (c)—1.7%
2,100	Constellation Energy Group, Inc.	182
2,500	Exelon Corp.	172
		354

	Total Common Stock (cost—$6,415)	6,449

CONVERTIBLE PREFERRED STOCK—25.3%

	Automotive—1.6%
4,650	Ford Motor Co. Capital Trust II, 6.50%, 1/15/32	167
7,100	General Motors Corp., Ser. C, 6.25%, 7/15/33	161
		328
	Consumer Discretionary—0.9%
3,550	United Rentals Trust I, 6.50%, 8/1/28	175

	Consumer Staples—0.8%
1,500	Bunge Ltd., 4.875%, 12/31/49	172

	Financial Services—11.3%
5,550	E*Trade Financial Corp., 6.125%, 11/18/08	155
6,900	Goldman Sachs Group, Inc., Ser. CSCO, 12.00%, 12/12/07	171
4,080	Goldman Sachs Group, Inc., Ser. DISH, 20.00%, 3/6/08	171
8,500	Goldman Sachs Group, Inc., Ser. TWX, 20.00%, 12/31/07	163
2,800	Lazard Ltd., 6.625%, 5/15/08	122
1,600	Lehman Brothers Holdings, Inc., Ser. AAPL, 8.00%, 3/9/08	144

Schedule of Investments
NACM Income & Growth Fund
March 31, 2007 (unaudited)

			Value*
Shares			(000s)

6,120	Lehman Brothers Holdings, Inc., Ser. GIS, 6.25%, 10/15/07		$168
4,120	Lehman Brothers Holdings, Inc., Ser. HPQ, 20.00%, 2/24/08		167
2,900	Lehman Brothers Holdings, Inc., Ser. UTX, 20.00%, 8/15/07		169
5,250	Morgan Stanley, Ser. DIS, 20.00%, 3/24/08		181
370	Morgan Stanley, Ser. GOOG, 20.00%, 3/8/08		167
4,650	Morgan Stanley, Ser. T, 20.00%, 1/31/08		174
2,400	Morgan Stanley, Ser. XOM, 20.00%, 12/15/07		175
5,400	Platinum Underwriters Holdings Ltd., Ser. A, 6.00%, 2/15/09		169
			2,296
	Healthcare & Hospitals—0.9%
2,990	Schering-Plough Corp., 6.00%, 9/14/07		176

	Hotels—0.9%
6,800	Felcor Lodging Trust, Inc., Ser. A, REIT, 1.95%, 12/31/49		175

	Industrial—0.8%
490	Allied Waste Industries, Inc., Ser. D, 6.25%, 3/1/08		164

	Insurance—2.5%
4,400	Genworth Financial, Inc., 6.00%, 5/16/07		164
5,200	Metlife, Inc., 6.375%, 8/15/08		166
7,350	XL Capital Ltd., 6.50%, 5/15/07		173
			503
	Metals & Mining—0.6%
1,200	Freeport-McMoRan Copper & Gold, Inc., 6.75%, 5/1/10		128

	Oil & Gas—0.8%
1,500	Chesapeake Energy Corp., 5.00%, 12/31/49		164

	Retail—0.7%
100	Blockbuster, Inc., 7.50%, 12/31/49		150

	Telecommunications—0.8%
2,950	Crown Castle International Corp., 6.25%, 8/15/12		169

	Utilities—2.7%
3,550	AES Trust III, 6.75%, 10/15/29		178
2,850	Entergy Corp., 7.625%, 2/17/09		185
550	NRG Energy, Inc., 5.75%, 3/16/09		179
			542

	Total Convertible Preferred Stock (cost—$5,154)		5,142

CORPORATE BONDS & NOTES—26.7%

Principal
Amount		Credit Rating
(000s)		(Moody's/S&P)
	Apparel & Textiles—1.1%
$200	Levi Strauss & Co., 9.75%, 1/15/15	B2/B	220

	Automotive—2.0%
200	Accuride Corp., 8.50%, 2/1/15	B3/B-	203
200	American Axle & Manufacturing, Inc., 7.875%, 3/1/17	Ba3/BB	200
			403

Schedule of Investments
NACM Income & Growth Fund
March 31, 2007 (unaudited)

Principal
Amount		Credit Rating	Value*
(000s)		(Moody's/S&P)	(000s)

	Financial Services (a)—2.0%
$200	Idearc, Inc., 8.00%, 11/15/16	B2/B+	$207
200	Yankee Acquisition Corp., 8.50%, 2/15/15	B3e/CCC+	203
			410
	Healthcare & Hospitals (a)—2.2%
200	Advanced Medical Optics, Inc., 7.50%, 5/1/17 (b)	B1/B	203
200	HCA, Inc., 9.25%, 11/15/16	B2/BB-	216
25	Sun Healthcare Group, Inc., 9.125%, 4/15/15 (b)	B3/CCC+	26
			445
	Machinery—1.0%
200	Terex Corp., 7.375%, 1/15/14	B1/B+	207

	Metals & Mining (a)(b)—1.0%
200	Steel Dynamics, Inc., 6.75%, 4/1/15	Ba2/BB+	201

	Multi-Media—1.0%
200	Echostar DBS Corp., 7.125%, 2/1/16	Ba3/BB-	207

	Oil & Gas—2.0%
200	Complete Production Services, Inc., 8.00%, 12/15/16 (a)	B2/B	206
200	Copano Energy LLC, 8.125%, 3/1/16	B2/B+	208
			414
	Printing/Publishing—0.9%
200	Cenveo Corp., 7.875%, 12/1/13	B3/B-	197

	Retail—6.2%
200	Blockbuster, Inc., 9.00%, 9/1/12	Caa2/CCC+	203
200	Bon-Ton Stores, Inc., 10.25%, 3/15/14	B3/B-	216
200	Michaels Store, Inc., 10.00%, 11/1/14 (a)	B2/CCC	215
200	Neiman-Marcus Group, Inc., 10.375%, 10/15/15	B3/B-	224
200	Rite Aid Corp., 8.625%, 3/1/15	Caa2/B-	190
200	Star Gas Partners L.P., Ser. B, 10.25%, 2/15/13	Caa3/CCC	214
			1,262
	Semi-conductors (a)—1.0%
200	Freescale Semi-conductor, Inc., 10.125%, 12/15/16	B2/B	202

	Technology—1.0%
200	Unisys Corp., 8.00%, 10/15/12	B2/B+	202

	Telecommunications—4.2%
200	Cricket Communications, Inc., 9.375%, 11/1/14 (a)	Caa2/CCC	213
200	Level 3 Financing, Inc., 9.25%, 11/1/14 (a)	B3/CCC+	207
200	Millicom International Cellular S.A., 10.00%, 12/1/13	B2/B-	220
200	West Corp., 11.00%, 10/15/16 (a)	Caa1/B-	212
			852
	Utilities—1.1%
200	PSE&G Energy Holdings LLC, 10.00%, 10/1/09	Ba3/BB-	219

	Total Corporate Bonds & Notes (cost—$5,407)		5,441

Schedule of Investments
NACM Income & Growth Fund
March 31, 2007 (unaudited)

Principal
Amount		Credit Rating	Value*
(000s)		(Moody’s/S&P)	(000s)
CONVERTIBLE BONDS—6.9%

	Oil & Gas—0.9%
$125	Devon Energy Corp., 4.95%, 8/15/08	Baa2/BBB	$175

	Printing/Publishing—1.0%
200	Bowne & Co., Inc., 5.00%, 10/1/33	B2/B-	212

	Technology—1.7%
175	Equinix, Inc., 2.50%, 4/15/12	NR/NR	177
145	Maxtor Corp., 6.80%, 4/30/10	Ba1/B	162
			339
	Telecommunications—2.5%
150	CenturyTel, Inc., 4.75%, 8/1/32	Baa2/BBB	174
170	Level 3 Communications, Inc., 6.00%, 3/15/10	Caa3/CCC	164
170	Nortel Networks Corp., 4.25%, 9/1/08	B3/B-	169
			507
	Utilities—0.8%
50	PG&E Corp., 9.50%, 6/30/10	NR/NR	173

	Total Convertible Bonds (cost—$1,397)		1,406

SHORT-TERM INVESTMENTS—14.1%

	Convertible Bonds—0.8%
	Banking—0.8%
175	UBS AG, 22.00%, 8/15/07 (a)	NR/NR	172

	U.S. Treasury Notes—5.1%
1,000	U.S. Treasury Notes, 10.375%, 11/15/12		1,032

	Repurchase Agreement—8.2%
1,682	State Street Bank & Trust Co.,
	dated 3/30/07, 4.90%, due		1,682
	4/2/07, proceeds $1,683;
	collateralized by Federal Home
	Loan Bank, 4.125%, due
	2/15/08, valued at $1,717
	including accrued interest
	(cost—$1,682)

	Total Short Term Investments (cost—$2,886)		2,886

	Total Investments before options written (cost—$21,259)—104.6%		21,324

OPTIONS WRITTEN (d)—(0.7)%

Contracts
	Call Options—(0.7)%
22	Abbott Labs (CBOE)
	strike price $55, expires 5/19/07		(4)
24	Baxter International, Inc. (CBOE)
	strike price $52.50, expires 5/19/07		(4)

Schedule of Investments
NACM Income & Growth Fund
March 31, 2007 (unaudited)

		Value*
Contracts		(000s)

8	BlackRock, Inc. (CBOE)
	strike price $165, expires 7/21/07	$(5)
13	Boeing Co. (CBOE)
	strike price $95, expires 5/19/07	(1)
41	Celanese Corp. (CBOE)
	strike price $30, expires 6/16/07	(9)
2	Chicago Mercantile Exchange Holdings, Inc. (CBOE)
	strike price $600, expires 6/16/07	(1)
8	Cigna Corp. (CBOE)
	strike price $145, expires 4/21/07	(1)
12	Cognizant Technology Solutions (CBOE)
	strike price $95, expires 7/21/07	(4)
15	Constellation Energy (CBOE)
	strike price $90, expires 5/19/07	(3)
32	CSX Corp. (CBOE)
	strike price $40, expires 5/19/07	(8)
11	Deere Co. (CBOE)
	strike price $115, expires 6/16/07	(4)
15	Diamond Offshore Drilling, Inc. (CBOE)
	strike price $85, expires 6/16/07	(5)
23	El Du Pont De Nemours (CBOE)
	strike price $52.50, expires 4/21/07
18	Exelon Corp. (CBOE)
	strike price $70, expires 7/21/07	(5)
11	FedEx Corp. (CBOE)
	strike price $115, expires 4/21/07
6	Freeport McMoran Copper & Gold
	strike price $70, expires 5/19/07	(1)
25	Harris Corp. (CBOE)
	strike price $50, expires 8/18/07	(11)
34	Hilton Hotels Corp. (CBOE)
	strike price $35, expires 4/21/07	(5)
57	Intel Corp. (CBOE)
	strike price $22.50, expires 7/21/07	(1)
13	Johnson Controls, Inc. (CBOE)
	strike price $100, expires 7/21/07	(4)
14	L-3 Communications Holding Corp. (CBOE)
	strike price $85, expires 4/21/07	(5)
12	Lockheed Martin Corp. (CBOE)
	strike price $100, expires 6/16/07	(3)
16	Manpower, Inc. (CBOE)
	strike price $80, expires 6/16/07	(2)
21	McKesson Corp. (CBOE)
	strike price $57.50, expires 8/18/07	(8)
17	Medco Health Solutions, Inc. (CBOE)
	strike price $75, expires 5/19/07	(3)
23	MEMC Electric Materials, Inc. (CBOE)
	strike price $65, expires 5/19/07	(6)
28	Merck (CBOE)
	strike price $47.50, expires 7/21/07	(2)
41	Microsoft Corp. (CBOE)
	strike price $30, expires 7/21/07	(2)

Schedule of Investments
NACM Income & Growth Fund
March 31, 2007 (unaudited)

		Value*
Contracts		(000s)

14	Molson Coors Brewing Co. (PHLX)
	strike price $95, expires 5/19/07	$(4)
22	Monsanto Co. (CBOE)
	strike price $55, expires 7/21/07	(8)
16	National Oilwell Varco, Inc. (CBOE)
	strike price $80, expires 5/19/07	(5)
22	Nordstrom, Inc. (CBOE)
	strike price $55, expires 4/21/07	(1)
13	Prudential Financial, Inc. (CBOE)
	strike price $95, expires 6/16/07	(2)
29	QUALCOMM, Inc. (CBOE)
	strike price $45, expires 4/21/07	(1)
19	Schlumberger Ltd. (CBOE)
	strike price $75, expires 5/19/07	(2)
20	Target Corp. (CBOE)
	strike price $62.50, expires 4/21/07
16	Terex Corp. (PHLX)
	strike price $75, expires 5/19/07	(5)
12	U.S. Steel Corp. (CBOE)
	strike price $110, expires 5/19/07	(2)

	Total Options Written (premiums received—$122)	(137)

	Total Investments net of options written (cost—$21,137)—103.9%	21,187

	Liabilities in excess of other assets—(3.9)%	(805)

	Net Assets—100.0%	$20,382

Notes to Schedule of Investments:

(a) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated these securities are not considered to be illiquid.

(b) When-issued or delayed-delivery security. To be settled/delivered after March 31, 2007.

(c) All or partial amount segregated as collateral for options written.

(d) Non-income producing.

Glossary:
CBOE—Chicago Board Options Exchange
PHLX—Philadelphia Stock Exchange
REIT—Real Estate Investment Trust

Schedule of Investments
NACM International Fund
March 31, 2007 (unaudited)

		Value*
	Shares	(000s)
COMMON STOCK—96.6%

Australia—5.3%
Commonwealth Bank of Australia	201,211	$8,170
David Jones Ltd. (b)	398,620	1,465
Leighton Holdings Ltd.	186,002	5,038
QBE Insurance Group Ltd. (b)	418,996	10,672
Toll Holdings Ltd.	609,790	10,101
		35,446
Belgium—0.8%
InBev NV	73,405	5,326

Bermuda—0.2%
Guoco Group Ltd.	78,000	1,096

Cayman Islands—1.1%
Foxconn International
Holdings Ltd. (a)	1,603,000	4,903
Lee & Man Paper
Manufacturing Ltd.	1,038,000	2,458
		7,361
Finland—4.3%
Outokumpu Oyj (b)	387,800	13,348
Sampo Oyj (b)	503,408	15,340
		28,688
France—7.1%
BNP Paribas	89,673	9,379
Neopost S.A.	9,838	1,410
Renault S.A.	87,349	10,237
Sanofi-Aventis	27,674	2,408
Societe Generale	92,228	15,947
Total S.A.	108,848	7,604
		46,985
Germany—4.4%
Deutsche Bank AG	122,268	16,464
Deutz AG (a)	228,212	3,440
Gildemeister AG	107,195	1,873
ThyssenKrupp AG	145,402	7,218
		28,995
Hong Kong—3.1%
China Mobile Ltd.	1,521,000	13,691
China Resources Power Holdings Co.	874,000	1,334
Hang Lung Properties Ltd.	128,000	355
New World Development Ltd.	174,000	393
Orient Overseas International Ltd.	560,000	5,188
		20,961
Italy—5.8%
Banca Popolare di Verona e Novara
S.c.r.l. (b)	78,052	2,431
Banche Popolari Unite S.c.r.l.	372,316	11,043
Enel SpA	1,072,841	11,490
Eni SpA	135,900	4,422
Indesit Co. SpA	255,751	5,452
Telecom Italia SpA	1,394,997	3,986
		38,824
Japan—27.2%
Alpine Electronics, Inc.	189,200	3,390
Brother Industries Ltd.	603,000	8,142
Canon, Inc.	102,300	5,493
FUJIFILM Holdings Corp.	245,400	10,038
Hitachi Metals Ltd.	119,000	1,318
Itochu Corp.	984,000	9,718
JFE Holdings, Inc.	44,600	2,634
Koa Corp.	110,200	1,612
Marubeni Corp.	1,400,000	8,480
Mazda Motor Corp.	328,000	1,809
Minebea Co., Ltd.	645,000	3,977
Mitsui & Co., Ltd.	441,000	8,300
Mitsui Chemicals, Inc. (b)	1,319,000	11,493
Nintendo Co., Ltd.	53,000	15,379
Nippon Chemi-Con Corp.	238,000	2,106
Nippon Electric Glass Co., Ltd.	173,000	3,020
Nippon Suisan Kaisha Ltd.	871,400	5,683
Nippon Yusen KK (b)	1,580,000	12,643
Nipro Corp. (b)	61,000	1,189
Nishi-Nippon City Bank Ltd. (b)	677,000	2,992
Pacific Metals Co., Ltd. (b)	136,000	1,893
Sony Corp.	175,800	8,885
Star Micronics Co., Ltd.	75,000	1,612
Sumitomo Corp.	624,300	11,187
Sumitomo Metal Industries Ltd.	1,418,000	7,317
Suzuki Motor Corp. (b)	162,500	4,205
Taiyo Yuden Co., Ltd. (b)	185,000	3,837
Toyota Motor Corp.	353,200	22,619
		180,971
Netherlands—2.3%
Heineken NV	128,539	6,721
Koninklijke (Royal) KPN NV	197,509	3,078
USG People NV (b)	139,998	5,777
		15,576
Norway —0.4%
Ementor ASA (b)	261,500	2,301

Singapore—0.3%
SembCorp Marine Ltd. (b)	978,000	2,258

Spain—2.5%
Acerinox S.A. (b)	147,673	3,775
ACS Actividades Construcciones y
Servicios S.A.	93,620	5,719
Sacyr Vallehermoso S.A.	28,648	1,611

Schedule of Investments
NACM International Fund
March 31, 2007 (unaudited)

		Value*
	Shares	(000s)

Sol Melia S.A. (b)	160,861	$3,872
Telefonica S.A.	85,759	1,899
		16,876
Sweden—2.5%
Alfa Laval AB	33,900	1,754
Nordea Bank AB (b)	235,500	3,762
Skandinaviska Enskilda Banken AB,
Class B (b)	339,800	10,884
		16,400
Switzerland—9.9%
Actelion Ltd. (a)	18,535	4,320
Banque Cantonale Vaudoise	2,967	1,410
Logitech International S.A. (a)	276,101	7,698
Nestle S.A.	7,082	2,760
Novartis AG (b)	147,564	8,244
OC Oerlikon AG (a)(b)	14,493	8,841
Roche Holdings AG	74,870	13,300
Swiss Reinsurance	173,402	15,867
Zurich Financial Services AG	11,330	3,276
		65,716
United Kingdom—19.4%
Alliance & Leicester PLC	265,030	5,909
AstraZeneca PLC	84,970	4,581
Barclays PLC	767,988	10,890
BT Group PLC	2,046,333	12,247
Game Group PLC	459,346	1,272
GlaxoSmithKline PLC	235,808	6,509
HBOS PLC	796,834	16,474
Kazakhmys PLC	272,855	6,312
Lloyds TSB Group PLC	185,509	2,049
Marks & Spencer Group PLC	534,028	7,112
Michael Page International PLC	143,240	1,512
Next PLC	90,053	3,988
Reckitt Benckiser PLC	43,675	2,278
Royal Bank of Scotland Group PLC	395,071	15,466
Royal Dutch Shell PLC, Class A	164,536	5,472
Royal Dutch Shell PLC, Class B	117,403	3,906
Scottish Power PLC	454,261	7,174
WM Morrison Supermarkets PLC	2,316,165	14,075
Xstrata PLC	39,475	2,027
		129,253

Total Common Stock (cost—$579,925)		643,033

SHORT-TERM INVESTMENTS—18.2%

Collateral Invested for Securities on Loan (c)(d)—15.3%
Allianz Dresdner Daily Asset Fund	101,794,490	101,794

	Principal
	Amount
	(000s)

Repurchase Agreement—2.9%
State Street Bank & Trust Co.,
dated 3/30/07, 4.90%, due	$19,365	19,365
4/2/07, proceeds $19,373;
collateralized by Fannie Mae,
3.00%, due 8/15/07, valued
at $19,757 including accrued
interest (cost—$19,365)

Total Short Term Investments (cost—$121,159)		121,159

Total Investments (cost—$701,084) (e)—114.8%		764,192

Liabilities in excess of other assets—(14.8)%		(98,459)

Net Assets—100.0%		$665,733

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or portion of Security on loan with an aggregate market value of $95,105; cash collateral of $101,795 was received with which the Fund purchased short-term investments.

(c) Security purchased with the cash proceeds from securities on loan.

(d) Affiliated fund.

(e) Securities with an aggregate value of $632,995, representing 95.08% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Schedule of Investments
NACM Pacific Rim Fund
March 31, 2007 (unaudited)

		Value*
	Shares	(000s)
COMMON STOCK—96.6%

Australia (b)—9.9%
AMP Bank Ltd.	807,847	$6,783
Aristocrat Leisure Ltd.	239,352	3,169
BHP Billiton Ltd.	163,925	3,971
Commonwealth Bank of Australia	95,035	3,859
CSL Ltd.	86,067	5,722
Macquarie Bank Ltd.	61,659	4,121
Rio Tinto Ltd.	70,254	4,471
Westpac Capital Corp.	155,944	3,321
		35,417
Bermuda—3.4%
Celestial Nutrifoods Ltd. (a)(b)	3,492,000	3,599
Fibrechem Tech Ltd.	1,393,000	1,922
Nine Dragons Paper Holdings Ltd.	3,231,100	6,740
		12,261
Cayman Islands—0.4%
Tencent Holdings Ltd.	486,000	1,581

China—5.6%
China Communications
Construction Co., Ltd. (a)	2,801,000	3,377
China Hongxing Sports Ltd.	3,990,000	9,207
China Shenhua Energy Co., Ltd.,
Class H	1,165,900	2,798
Industrial & Commercial
Bank of China (a)	8,220,000	4,569
		19,951
Hong Kong—5.0%
China Infrastructure Machinery
Holdings Ltd.	2,196,000	4,292
Hengan International Group Co., Ltd.	1,736,000	5,081
Shangri-La Asia Ltd.	2,379,150	5,878
Shun TAK Holdings Ltd.	1,898,000	2,525
		17,776
India—3.6%
ACC Ltd.	90,612	1,522
Reliance Communications Ltd. (a)	364,848	3,500
Satyam Computer
Services Ltd. (b)	184,100	4,179
Sterlite Industries India Ltd.	346,815	3,706
		12,907
Indonesia—5.2%
PT Bakrie & Brothers Tbk. (a)	125,187,500	2,551
PT Bank Niaga Tbk.	37,095,000	2,991
PT Ciputra Surya Tbk.	22,573,000	2,289
PT Kawasan Industri Jababeka Tbk.	177,233,500	4,239
PT Perusahaan Perkebunan London
Sumatra Indonesia Tbk.	4,044,500	2,738
PT United Tractors Tbk.	4,544,500	3,670
		18,478
Japan—47.2%
Amada Co., Ltd.	414,000	4,717
Denso Corp.	118,900	4,401
E*Trade Securities Co., Ltd. (b)	2,591	3,280
Haseko Corp. (a)(b)	1,982,500	7,220
Hitachi Construction
Machinery Co., Ltd.	92,300	2,486
Ibiden Co., Ltd.	81,500	4,209
Japan Steel Works Ltd. (b)	871,000	10,433
Kawasaki Heavy Industries Ltd. (b)	864,000	3,645
Kirin Brewery Co., Ltd.	245,000	3,536
KK DaVinci Advisors (a)	5,921	6,294
Marubeni Corp.	431,000	2,611
Message Co., Ltd.	1,504	2,728
Mitsubishi Heavy Industries Ltd.	699,000	4,507
Mitsubishi Tokyo Financial Group, Inc.	305	3,436
Mitsui & Co., Ltd.	159,000	2,992
Mitsui Fudosan Co., Ltd.	88,000	2,573
Mizuho Financial Group, Inc.	795	5,107
Murata Manufacturing Co., Ltd.	20,000	1,453
Nikon Corp. (b)	103,000	2,162
Nintendo Co., Ltd.	25,200	7,312
Nishi-Nippon City Bank Ltd.	744,000	3,289
Nomura Holdings, Inc.	207,800	4,308
Nomura Research Institute Ltd.	148,500	4,364
Orix Corp. (b)	14,880	3,861
Osaka Securities Exchange Co., Ltd.	703	4,034
Sumco TechXIV Corp	96,400	4,054
Sumitomo Mitsui Financial Group, Inc.	218	1,974
Suzuki Motor Corp. (b)	106,500	2,756
T&D Holdings, Inc.	59,850	4,110
Tadano Ltd. (b)	204,000	2,411
Taiheiyo Cement Corp.	822,000	3,619
Takeda Pharmaceutical Co., Ltd.	59,100	3,870
Takeuchi Manufacturing Co., Ltd. (b)	34,700	1,441
THK Co., Ltd.	150,500	3,529
Toho Titanium Co., Ltd. (b)	80,000	3,897
Tokuyama Corp. (b)	311,000	5,417
Tokyu Land Corp.	782,000	8,885
Tokyu Livable, Inc. (b)	41,600	3,167
Toshiba Corp. (b)	205,000	1,365
Toyota Boshoku Corp.	140,600	3,326
Toyota Motor Corp.	158,800	10,170
		168,949
Malaysia—3.6%
Bumiputra Commerce Holdings Bhd.	2,425,800	6,974

Schedule of Investments
NACM Pacific Rim Fund
March 31, 2007 (unaudited)

		Value*
	Shares	(000s)

IOI Corp.	632,000	$4,034
UEM World Bhd	1,388,000	1,797
		12,805
Philippines—4.0%
Aboitiz Equity Ventures, Inc.	10,217,000	1,754
Bank of the Philippine Islands	2,965,800	4,016
Filinvest Land, Inc. (a)	51,803,000	1,796
Megaworld Corp.	54,873,200	3,791
Robinsons Land Corp.	7,142,800	2,884
		14,241
Singapore—6.7%
ASE Test Ltd. (a)	169,700	1,931
DBS Group Holdings Ltd.	386,000	5,432
Midas Holdings Ltd.	2,438,000	2,688
Singapore Exchange Ltd.	1,186,000	5,099
Straits Asia Resources Ltd. (a)	5,138,000	3,522
UOL Group Ltd.	1,009,000	3,389
Yanlord Land Group Ltd. (a)	1,197,000	1,827
		23,888
South Korea—2.0%
Hyunjin Materials Co., Ltd.	25,866	643
Korea Zinc Co., Ltd.	25,550	2,713
STX Pan Ocean Co., Ltd.	4,731,000	3,980
		7,336

Total Common Stock (cost—$284,463)		345,590

SHORT-TERM INVESTMENTS—26.0%

Collateral Invested for

Securities on Loan (c)(d)—23.3%
AAllianz Dresdner Daily Asset Fund	83,558,096	83,558

	Principal
	Amount
	(000s)
Repurchase Agreement—2.7%
State Street Bank & Trust Co.,
dated 3/30/07, 4.90%, due	$9,562	9,562
4/2/07, proceeds $9,566;
collateralized by Federal Home
Loan Bank, 4.125%, due
10/19/07, valued at $9,754
including accrued interest
(cost—$9,562)

Total Short Term Investments (cost—$93,120)		93,120

Total Investments
(cost—$377,583) (e)—122.6%		438,710

Liabilities in excess of other assets—(22.6)%		(80,900)

Net Assets—100.0%		$357,810

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or portion of Security on loan with an aggregate market value of $79,584; cash collateral of $83,558 was received with which the Fund purchased short-term investments.

(c) Security purchased with the cash proceeds from securities on loan.

(d) Affiliated fund.

(e) Securities with an aggregate value of $331,938, representing 92.77% of net assets, have been fair-valued utilizing modeling tools provided by a third-party vendor.

Schedule of Investments
NFJ Dividend Value Fund
March 31, 2007 (unaudited)

		Value*
	Shares	(000s)
COMMON STOCK—96.1%

Consumer Discretionary (a)—9.7%
CBS Corp.	4,200,000	$128,478
Mattel, Inc.	4,045,500	111,534
Stanley Works	2,706,300	149,821
V.F. Corp.	1,498,800	123,831
Whirlpool Corp.	1,900,000	161,329
		674,993
Consumer Staples—14.6%
Altria Group, Inc.	2,000,000	175,620
Anheuser-Busch Cos., Inc. (a)	2,700,000	136,242
Coca-Cola Co.	2,800,000	134,400
HJ Heinz Co.	3,000,000	141,360
Kimberly-Clark Corp.	2,000,000	136,980
Reynolds American, Inc. (a)	2,600,000	162,266
Supervalu, Inc. (a)	3,400,000	132,838
		1,019,706
Energy—16.0%
Anadarko Petroleum Corp. (a)	4,000,000	171,920
Chevron Corp.	2,423,400	179,235
ConocoPhillips	2,500,000	170,875
Marathon Oil Corp. (a)	2,550,000	252,016
Occidental Petroleum Corp.	3,400,000	167,654
PetroChina Co., Ltd. ADR (a)	1,500,000	175,635
		1,117,335
Financial Services—23.0%
Allstate Corp.	2,100,000	126,126
Bank of America Corp.	2,500,000	127,550
Duke Realty Corp., REIT (a)	791,000	34,385
Freddie Mac	2,200,000	130,878
JPMorgan Chase & Co.	2,600,000	125,788
Key Corp. (a)	3,350,000	125,525
Lincoln National Corp. (a)	1,800,000	122,022
Morgan Stanley (a)	1,643,700	129,458
Regions Financial Corp. (a)	7,000,000	247,590
Travelers Cos., Inc.	2,500,000	129,425
Wachovia Corp. (a)	2,300,000	126,615
Washington Mutual, Inc. (a)	4,335,000	175,047
		1,600,409
Healthcare—8.7%
GlaxoSmithKline PLC ADR	2,700,000	149,202
Merck & Co., Inc.	3,500,000	154,595
Pfizer, Inc. (a)	12,000,000	303,120
		606,917
Industrial—4.1%
Deere & Co.	1,437,500	156,170
RR Donnelley & Sons Co.	3,500,000	128,065
		284,235
Information Technology—3.9%
International Business
Machines Corp.	1,500,000	141,390
Seagate Technology, Inc.	5,500,000	128,150
		269,540
Materials & Processing (a)—3.6%
Dow Chemical Co.	5,173,300	237,247
Lyondell Chemical Co.	578,100	17,326
		254,573
Telecommunications (a)—6.4%
AT&T, Inc.	3,700,000	145,891
Verizon Communications, Inc.	4,000,000	151,680
Windstream Corp.	10,000,000	146,900
		444,471
Transportation—1.9%
Norfolk Southern Corp.	2,671,200	135,163

Utilities—4.2%
KeySpan Corp.	786,000	32,344
Sempra Energy	1,915,000	116,834
TXU Corp.	2,200,000	141,020
		290,198
Total Common Stock
(cost—$6,063,361)		6,697,540

SHORT-TERM INVESTMENTS—14.3%

Collateral Invested for
Securities on Loan (c)—11.0%
Allianz Dresdner Daily Asset Fund (d)	10,000,000	10,000

	Principal
	Amount
	(000s)
Adirondack 2005-1 Corp. (b),
5.324% due 4/26/07	$40,000	39,842
5.325% due 4/23/07	50,000	49,823
Adirondack 2005-2 Corp.,
5.324% due 4/25/07 (b)	80,000	79,694
Altius I Funding Corp.,
5.317% due 4/17/07 (b)	26,500	26,430
Anglo Irish Bank, FRN,
5.35% due 2/5/08 (b)	45,000	45,000
Bank of America N.A., FRN (b),
5.487% due 6/19/07	20,000	20,000
5.487% due 11/8/07	40,000	40,000
Canadian Imperial Bank,
5.30% due 4/2/07	14,289	14,289
Goldman Sachs Group L.P.,
5.568% due 12/18/07 (b)	18,000	18,000
Goldman Sachs Group L.P., Series 2,
5.37% due 9/15/07, FRN (b)	8,000	8,000

Schedule of Investments
NFJ Dividend Value Fund
March 31, 2007 (unaudited)

	Principal
	Amount	Value*
	(000s)	(000s)

Harrier Finance Funding U.S. LLC,
5.301% due 8/14/07 (b)	$45,000	$44,998
HSH Nordbank AG,
5.33% due 4/21/08, FRN (b)	10,000	10,000
Links Finance LLC,
5.483% due 8/15/07, FRN (b)	20,000	20,002
Merrill Lynch & Co., FRN,
5.303% due 5/14/07	5,000	5,000
5.318% due 7/27/07	10,000	10,000
Morgan Stanley,
5.44% due 3/3/08, FRN	2,000	2,000
5.497% due 4/5/07	10,000	10,000
5.498% due 4/5/07	1,000	1,000
5.507% due 9/28/07	32,000	32,000
Morrigan TRR Funding LLC (b),
5.327% due 4/13/07	100,000	99,793
5.334% due 4/16/07	10,000	9,975
5.337% due 4/19/07	25,000	24,926
Northern Rock PLC,
5.38% due 8/3/07, FRN (b)	2,000	2,000
Ormond Quay Funding LLC (b),
5.30% due 8/22/07	30,000	29,997
5.31% due 5/30/07	39,000	38,994
Sigma Finance, Inc., FRN (b),
5.488% due 4/16/07	20,000	19,998
5.492% due 12/6/07	30,000	30,000
5.493% due 6/20/07	15,000	15,000
5.494% due 4/5/07	10,000	10,004
		766,765

Repurchase Agreement—3.3%
State Street Bank & Trust Co.,
dated 3/30/07, 4.90%, due	225,665	225,665
4/2/07, proceeds $225,757,
collateralized by Fannie Mae,
3.125%-5.75%, due
12/15/07-2/15/08, valued at
$230,181 including accrued
interest (cost—$225,665)

Total Short-Term Investments (cost—$991,873)		992,430

Total Investments (cost—$7,055,234)—110.4%		7,689,970

Liabilities in excess of other assets—(10.4)%		(721,938)

Net Assets—100.0%		$6,968,032

Notes to Schedule of Investments (amounts in thousands):

(a) All or portion of security on loan with an aggregate market value of $734,701; cash collateral of $754,464 was received with which the Fund purchased short-term investments.

(b) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) Securities purchased with the cash proceeds from securities on loan.

(d) Affiliated fund.

Glossary:
ADR—American Depositary Receipt
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on March 31, 2007.
REIT—Real Estate Investment Trust

Schedule of Investments
NFJ International Value Fund
March 31, 2007 (unaudited)

		Value*
	Shares	(000s)
COMMON STOCK—96.6%

Australia—2.0%
Amcor Ltd. ADR (b)	230,000	$5,621

Belgium—1.9%
Etablissements Delhaize Feres ET CIE ADR	60,900	5,585

Bermuda—4.2%
Frontline Ltd. (b)	160,000	5,680
RenaissanceRe Holdings Ltd.	120,000	6,017
Ship Finance International Ltd. (b)	17,143	470
		12,167
Brazil—12.2%
Cia de Saneamento Basico do Estado
de Sao Paulo ADR	250,000	8,447
Companhia Vale do Rio Doce ADR (b)	180,000	6,658
Empresa Brasileira de Aeronautica S.A. ADR (b)	49,500	2,270
Petroleo Brasileiro S.A. ADR	90,000	8,956
Votorantim Celulose e Papel S.A. ADR (b)	470,000	8,601
		34,932
Canada—9.9%
Agrium, Inc. (b)	74,000	2,836
Canadian Pacific Railway Ltd. (b)	100,000	5,645
Magna International, Inc., Class A (b)	66,500	4,995
Methanex Corp. (b)	92,000	2,054
Petro-Canada	170,000	6,666
TransCanada Corp. (b)	185,000	6,157
		28,353
Cayman Islands—0.7%
Seagate Technology, Inc.	86,000	2,004

China (b)—8.3%
Aluminum Corp. of China Ltd. ADR	350,000	9,096
Sinopec Shanghai Petrochemical Co., Ltd. ADR	170,000	8,845
Yanzhou Coal Mining Co., Ltd. ADR	120,000	5,770
		23,711
France (b)—1.9%
AXA S.A. ADR	130,000	5,538

Ireland—0.8%
Allied Irish Banks PLC ADR	39,700	2,377

Japan—3.3%
Canon, Inc. ADR	93,300	5,008
Nissan Motor Co., Ltd. ADR (b)	215,000	4,601
		9,609
Marshall Islands—1.0%
Teekay Shipping Corp.	55,300	2,992

Mexico—6.8%
Cemex S.A. de C.V. ADR (a)	250,000	8,188
Coca-Cola Femsa, S.A.
de C.V. ADR	144,500	5,219
Telefonos de Mexico S.A.
de C.V. ADR	180,000	6,012
		19,419
Netherlands—7.6%
ABN AMRO Holding NV ADR (b)	250,000	10,755
ING Groep NV ADR	260,000	11,006
		21,761
Norway—2.8%
Norsk Hydro ASA ADR	250,000	8,205

Peru—0.9%
Compania de Minas Buenaventura s.A.u. ADR (b)	86,000	2,576

South Africa—2.3%
Sasol Ltd. ADR	200,000	6,610

South Korea—12.2%
Korea Electric Power Corp. ADR (b)	550,000	11,000
KT Corp. ADR	360,000	8,060
POSCO ADR (b)	105,000	10,915
SK Telecom Co., Ltd. ADR	211,000	4,942
		34,917
Sweden—2.9%
Volvo AB ADR	100,000	8,407

Taiwan—2.9%
AU Optronics Corp. ADR (b)	165,000	2,360
Siliconware Precision Industries Co. ADR (b)	600,000	5,886
		8,246

United Kingdom—12.0%
British American Tobacco PLC ADR (b)	78,000	4,917
Diageo PLC ADR (b)	30,800	2,493
GlaxoSmithKline PLC ADR	100,000	5,526
HSBC Holdings PLC ADR (b)	58,000	5,093
Imperial Chemical Industries PLC ADR	73,000	2,873
Unilever PLC ADR	175,000	5,262
United Utilities PLC ADR (b)	275,000	8,168
		34,332

Total Common Stock (cost—$240,602)		277,362

Schedule of Investments
NFJ International Value Fund
March 31, 2007 (unaudited)

		Value*
	Shares	(000s)
SHORT-TERM INVESTMENTS—33.2%

Collateral Invested for
Securities on Loan (c)(d)—30.8%
Allianz Dresdner Daily Asset Fund	88,378,499	$88,378

	Principal
	Amount
	(000s)
Repurchase Agreement—2.4%
State Street Bank & Trust Co.,
dated 3/30/07, 4.90%, due	$6,804	6,804
4/2/07, proceeds $6,807;
collateralized by Fannie Mae,
3.00%, due 8/15/07, valued
at $6,942 including accrued
interest (cost—$6,804)

Total Short Term Investments (cost—$95,182)		95,182

Total Investments (cost—$335,784)—129.8%		372,544

Liabilities in excess of other assets—(29.8)%		(85,571)

Net Assets—100.0%		$286,973

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or portion of Security on loan with an aggregate market value of $85,610; cash collateral of $88,379 was received with which the Fund purchased short-term investments.

(c) Securities purchased with the cash proceeds from securities on loan.

(d) Affiliated fund.

Glossary:
ADR—American Depositary Receipt

Schedule of Investments
NFJ Large-Cap Value Fund
March 31, 2007 (unaudited)

		Value*
	Shares	(000s)
COMMON STOCK—95.8%

Consumer Discretionary—13.1%
Carnival Corp.	72,100	$3,379
CBS Corp. (a)	225,000	6,883
Federated Department Stores, Inc.	74,900	3,374
Fortune Brands, Inc. (a)	44,400	3,500
Gannett Co., Inc. (a)	122,200	6,879
General Motors Corp. (a)	218,000	6,679
Harley-Davidson, Inc.	56,700	3,331
Johnson Controls, Inc. (a)	34,600	3,274
Limited Brands, Inc.	130,900	3,411
McDonald's Corp.	80,400	3,622
Paccar, Inc.	46,500	3,413
		47,745
Consumer Staples—6.9%
Altria Group, Inc.	85,100	7,473
Anheuser-Busch Cos., Inc.	71,300	3,598
Archer-Daniels-Midland Co. (a)	95,500	3,505
Coca-Cola Enterprises, Inc. (a)	172,600	3,495
Kimberly-Clark Corp.	105,100	7,198
		25,269
Energy—14.8%
Apache Corp. (a)	152,700	10,796
ConocoPhillips	207,200	14,162
GlobalSantaFe Corp.	119,000	7,340
Halliburton Co.	108,700	3,450
Occidental Petroleum Corp.	224,200	11,055
Valero Energy Corp.	110,700	7,139
		53,942
Financial Services—29.5%
Allstate Corp.	238,300	14,312
Bank of America Corp.	208,500	10,638
Citigroup, Inc.	211,400	10,853
Countrywide Financial Corp. (a)	179,500	6,038
Freddie Mac	176,500	10,500
Lehman Brothers Holdings, Inc.	150,600	10,553
MetLife, Inc. (a)	166,500	10,514
SLM Corp.	78,000	3,190
Travelers Cos., Inc.	202,100	10,463
Wachovia Corp.	190,800	10,504
Washington Mutual, Inc. (a)	258,000	10,418
		107,983
Healthcare—7.8%
Cigna Corp.	48,500	6,919
Johnson & Johnson	120,100	7,237
Merck & Co., Inc.	165,200	7,297
Pfizer, Inc.	273,600	6,911
		28,364
Industrial—7.4%
3M Co. (a)	45,900	3,508
Burlington Northern Santa Fe Corp.	44,800	3,603
Deere & Co.	63,400	6,888
General Electric Co.	100,800	3,564
Masco Corp. (a)	102,700	2,814
Northrop Grumman Corp. (a)	92,500	6,866
		27,243
Information Technology—1.0%
Hewlett-Packard Co.	91,300	3,665

Materials & Processing—6.7%
Alcoa, Inc.	212,100	7,190
Dow Chemical Co.	230,000	10,548
Freeport-McMoRan Copper & Gold, Inc. (a)	54,014	3,575
	54,014	3,575
PPG Industries, Inc.	46,400	3,262
		24,575
Telecommunications—4.9%
AT&T, Inc.	184,300	7,267
Verizon Communications, Inc.	281,100	10,659
		17,926
Utilities—3.7%
Edison International	68,700	3,375
TXU Corp.	157,700	10,109
		13,484

Total Common Stock (cost—$326,454)		350,196

SHORT-TERM INVESTMENTS—18.8%

Collateral Invested for Securities on Loan (b)(c)—13.5%
Allianz Dresdner Daily Asset Fund	49,485,518	49,486

	Principal
	Amount
	(000s)
Repurchase Agreement—5.3%
State Street Bank & Trust Co.,
dated 3/30/07, 4.90%, due	$19,313	19,313
4/2/07, proceeds $19,321;
collateralized by Federal Home
Loan Bank, 4.125%, due
10/19/07, valued at $19,700
including accrued interest
(cost—$19,313)

Total Short-Term Investments (cost—$68,799)		68,799

Value*
(000s)
Total Investments (cost—$395,253)—114.6%	$418,995

Liabilities in excess of other assets—(14.6)%	(53,479)

Net Assets—100.0%	$365,516

Notes to Schedule of Investments (amounts in thousands):

(a) All or portion of securities on loan with an aggregate market value of $48,141; cash collateral of $49,486 was received with which the Fund purchased securities.

(b) Securities purchased with the cash proceeds from securities on loan.

(c) Affiliated Fund.

Schedule of Investments
NFJ Mid-Cap Value Fund
March 31, 2007 (unaudited)

		Value*
	Shares	(000s)
COMMON STOCK—98.0%

Aerospace—2.5%
L-3 Communications Holdings, Inc.	3,500	$306

Capital Goods—5.0%
Ingersoll-Rand Co., Ltd., Class A	6,700	291
Parker Hannifin Corp.	3,700	319
		610
Consumer Discretionary—12.5%
Gannett Co., Inc.	5,600	315
Harley-Davidson, Inc.	5,200	306
Leggett & Platt, Inc.	13,500	306
Limited Brands, Inc.	11,600	302
Mattel, Inc.	10,300	284
		1,513
Consumer Staples—7.3%
HJ Heinz Co.	6,300	297
Pepsi Bottling Group, Inc.	9,200	293
Supervalu, Inc.	7,600	297
		887
Energy—12.4%
Anadarko Petroleum Corp.	7,100	305
Chesapeake Energy Corp.	9,600	296
Cimarex Energy Co.	8,200	304
Hess Corp.	5,500	305
Pogo Producing Co.	6,000	289
		1,499
Financial Services—25.5%
Associated Banc-Corp.	9,300	313
Comerica, Inc.	5,300	313
Key Corp.	8,200	307
Lincoln National Corp.	4,300	292
Mercury General Corp.	5,900	313
Nationwide Financial Services	5,900	318
Protective Life Corp.	6,500	286
Regions Financial Corp.	9,400	332
Reinsurance Group of America, Inc.	5,100	294
RenaissanceRe Holdings Ltd.	6,300	316
		3,084
Healthcare—2.9%
Mylan Laboratories, Inc.	15,300	323
Omnicare, Inc.	700	28
		351
Industrial—7.2%
Masco Corp.	7,800	214
RR Donnelley & Sons Co.	8,700	318
Teleflex, Inc.	5,000	341
		873
Information Technology—4.8%
CDW Corp.	4,700	289
Seagate Technology, Inc.	12,600	293
		582
Materials & Processing—7.8%
Alcan, Inc.	6,400	334
Lubrizol Corp.	6,000	309
PPG Industries, Inc.	4,200	296
		939
Telecommunications—2.4%
Windstream Corp.	19,700	289

Utilities—7.7%
Atmos Energy Corp.	10,900	341
DTE Energy Co.	6,400	307
KeySpan Corp.	7,000	288
		936

Total Common Stock (cost—$11,850)		11,869

	Principal
	Amount
	(000s)
Repurchase Agreement—1.6%
State Street Bank & Trust Co.,
dated 3/30/07, 4.90%, due	$199	199
4/2/07, proceeds $199;
collateralized by Federal Home
Loan Bank, 4.125%, due
2/15/08, valued at $204
including accrued interest
(cost—$199)

Total Investments (cost—$12,049)—99.6%		12,068

Other assets less liabilities—0.4%		51

Net Assets—100.0%		$12,119

Schedule of Investments
NFJ Small-Cap Value Fund
March 31, 2007 (unaudited)

		Value*
	Shares	(000s)
COMMON STOCK—95.5%

Consumer Discretionary—5.8%
ArvinMeritor, Inc. (a)	2,073,000	$37,832
Brown Shoe Co., Inc.	444,500	18,669
Cato Corp., Class A (a)	1,445,500	33,810
CKE Restaurants, Inc.	150,000	2,829
Claire's Stores, Inc.	1,127,000	36,199
Ethan Allen Interiors, Inc. (a)	945,000	33,397
Kellwood Co. (a)	351,100	10,298
Lancaster Colony Corp. (a)	690,000	30,491
M/I Homes, Inc. (a)	37,400	993
Sonic Automotive, Inc. (a)	437,300	12,463
Thor Industries, Inc. (a)	1,062,400	41,848
		258,829
Consumer Staples—7.6%
Corn Products International, Inc.	1,393,000	49,577
JM Smucker Co.	926,500	49,401
Loews Corp. Carolina Group	772,000	58,371
PepsiAmericas, Inc.	2,060,200	45,984
Pilgrim's Pride Corp. (a)	1,233,900	40,953
Ruddick Corp. (a)	1,280,700	38,523
Universal Corp. (a)	961,500	58,988
		341,797
Electronics—1.0%
Park Electrochemical Corp.	642,100	17,414
Technitrol, Inc.	1,000,000	26,190
		43,604
Energy—12.2%
Berry Petroleum Co., Class A (a)	1,533,400	47,014
Buckeye Partners L.P., UNIT (a)	915,000	45,512
Cabot Oil & Gas Corp. (a)	840,000	56,549
Frontier Oil Corp. (a)	1,120,300	36,567
Holly Corp. (a)	963,100	57,112
Magellan Midstream Partners L.P., UNIT (a)	1,234,000	57,751
NuStar Energy L.P., UNIT (a)	395,000	26,307
Range Resources Corp.	1,568,000	52,371
Ship Finance International Ltd. (a)	150,000	4,114
St. Mary Land & Exploration Co.	1,267,000	46,474
Suburban Propane Partners L.P., UNIT (a)	268,100	11,796
TC Pipelines L.P., UNIT (a)	181,400	6,617
Tidewater, Inc. (a)	819,000	47,977
W&T Offshore, Inc. (a)	1,370,200	39,640
Western Refining, Inc. (a)	395,000	15,413
		551,214
Financial Services—18.7%
Advance America, Cash Advance
Centers, Inc. (a)	2,000,900	30,794
American Equity Investment Life
Holding Co. (a)	1,443,300	18,950
American Financial Group, Inc. (a)	1,383,000	47,077
BancorpSouth, Inc.	1,155,000	28,240
Bank of Hawaii Corp.	204,700	10,855
CBL & Assoc. Properties, Inc., REIT (a)	1,090,000	48,876
Delphi Financial Group, Inc., Class A (a)	1,064,500	42,825
Equity One, Inc., REIT (a)	1,658,800	43,958
First Charter Corp.	261,900	5,631
First Industrial Realty Trust, Inc., REIT (a)	967,000	43,805
FirstMerit Corp. (a)	414,900	8,759
Healthcare Realty Trust, Inc., REIT (a)	1,235,000	46,065
Hilb Rogal & Hobbs Co. (a)	972,000	47,677
HRPT Properties Trust, REIT (a)	3,445,000	42,373
Infinity Property & Casualty Corp. (a)	299,200	14,020
Kingsway Financial Services, Inc. (a)	677,100	12,669
LandAmerica Financial Group, Inc. (a)	586,000	43,311
National Penn Bancshares, Inc.	242,700	4,587
Nationwide Health Properties, Inc., REIT (a)	1,315,000	41,107
New Plan Excel Realty Trust, Inc., REIT (a)	1,318,000	43,534
Ohio Casualty Corp.	1,258,200	37,683
Old National Bancorp (a)	799,500	14,535
Potlatch Corp., REIT (a)	1,069,038	48,941
Provident Bankshares Corp.	1,083,000	35,587
Susquehanna Bancshares, Inc. (a)	940,000	21,799
TierOne Corp.	309,600	8,372
Washington Federal, Inc.	1,905,000	44,691
WP Stewart & Co., Ltd. (a)	360,900	3,634
		840,355
Healthcare (a)—2.9%
Arrow International, Inc.	478,600	15,392
Hillenbrand Industries, Inc.	590,000	35,028
Invacare Corp.	1,200,000	20,928
Owens & Minor, Inc.	1,251,000	45,949
West Pharmaceutical Services, Inc.	260,000	12,072
		129,369
Industrial—23.5%
Acuity Brands, Inc. (a)	832,000	45,294
Albany International Corp., Class A (a)	1,101,500	39,588
Arkansas Best Corp. (a)	1,176,100	41,810
Barnes Group, Inc. (a)	1,848,000	42,522
Briggs & Stratton Corp. (a)	1,272,200	39,247
Crane Co.	1,231,000	49,757
Curtiss-Wright Corp. (a)	1,408,400	54,280
DRS Technologies, Inc. (a)	840,400	43,844
Frontline Ltd. (a)	1,400,000	49,700
General Maritime Corp. (a)	1,126,200	32,525
Harsco Corp.	937,000	42,034
John H. Harland Co.	876,000	44,877
Kennametal, Inc.	778,900	52,661
Lennox International, Inc.	1,237,000	44,161

Schedule of Investments
NFJ Small-Cap Value Fund
March 31, 2007 (unaudited)

		Value*
	Shares	(000s)

Lincoln Electric Holdings, Inc. (a)	854,000	$50,864
Lufkin Industries, Inc.	410,600	23,067
Mueller Industries, Inc.	1,108,000	33,351
Regal-Beloit Corp. (a)	975,500	45,244
Schawk, Inc. (a)	576,900	10,448
Simpson Manufacturing Co., Inc. (a)	1,285,200	39,636
Skywest, Inc.	1,666,000	44,699
Teekay Shipping Corp. (a)	873,400	47,260
Teleflex, Inc.	626,600	42,653
Universal Forest Products, Inc. (a)	519,200	25,726
Werner Enterprises, Inc. (a)	2,409,000	43,771
World Fuel Services Corp. (a)	599,200	27,719
		1,056,738
Information Technology—0.7%
Landauer, Inc.	311,400	15,720
Methode Electronics, Inc. (a)	1,196,300	17,669
		33,389
Materials & Processing—11.5%
Agnico-Eagle Mines Ltd. (a)	1,285,000	45,515
Cleveland-Cliffs, Inc. (a)	921,200	58,966
Commercial Metals Co.	1,855,000	58,154
Iamgold Corp.	5,914,900	45,604
Lubrizol Corp.	905,000	46,635
Massey Energy Co. (a)	339,700	8,149
Methanex Corp. (a)	1,759,500	39,290
Olin Corp. (a)	2,113,000	35,794
Quanex Corp. (a)	982,500	41,609
RPM International, Inc. (a)	1,916,600	44,273
Sensient Technologies Corp. (a)	1,640,000	42,279
Sonoco Products Co.	1,149,000	43,179
Westlake Chemical Corp. (a)	345,100	9,370
		518,817
Technology—0.9%
Tektronix, Inc.	1,457,700	41,049

Telecommunications—0.7%
Iowa Telecommunications Services, Inc.	1,678,000	33,560

Utilities—10.0%
Atmos Energy Corp.	1,380,000	43,166
Cleco Corp. (a)	1,577,000	40,734
Duquesne Light Holdings, Inc. (a)	2,275,000	45,022
Energen Corp. (a)	1,141,000	58,066
National Fuel Gas Co. (a)	1,130,000	48,884
Southwest Gas Corp. (a)	890,000	34,594
UGI Corp.	1,715,000	45,808
Vectren Corp.	1,400,000	40,040
Westar Energy, Inc.	1,770,000	48,710
WGL Holdings, Inc. (a)	1,349,700	43,164
		448,188
Total Common Stock (cost—$3,149,773)		4,296,909

SHORT-TERM INVESTMENTS—37.7%

Collateral Invested for Securities on Loan (c)—32.7%
Allianz Dresdner Daily Asset Fund (d)	10,000,000	10,000

	Principal
	Amount
	(000s)
Adirondack 2005-1 Corp. (b),
5.324% due 4/25/07	$10,000	9,962
5.324% due 4/26/07	50,000	49,802
Adirondack 2005-2 Corp.,
5.325% due 4/23/07 (b)	54,000	53,746
Anglo Irish Bank,
5.35% due 2/5/08, FRN (b)	20,000	20,000
Bank of America N.A.,
5.488% due 6/19/07, FRN (b)	50,000	50,000
5.488% due 11/8/07, FRN (b)	64,000	64,000
5.508% due 4/2/07	50,000	50,000
Bear Stearns Cos., Inc.,
5.558% due 4/2/07	97,000	97,000
5.638% due 4/2/07	65,000	65,000
Canadian Imperial Bank,
5.30% due 4/2/07	15,120	15,120
Citigroup Global Markets, Inc.,
5.508% due 4/2/07	92,000	92,000
Davis Square Funding IV Corp.,
5.32% due 4/10/07 (b)	20,000	19,967
Ebbets Funding LLC (b),
5.324% due 4/16/07	40,000	39,900
5.326% due 4/16/07	65,596	65,432
Foxboro Funding Ltd.,
5.305% due 4/5/07 (b)	70,000	69,938
Goldman Sachs Group L.P.,
5.568% due 12/18/07 (b)	35,000	35,000
Goldman Sachs Group L.P., Series 2,
5.37% due 9/15/07, FRN (b)	10,000	10,000
Harrier Finance Funding U.S. LLC (b),
5.301% due 8/14/07	25,000	24,999
5.491% due 2/5/08, FRN	15,000	15,002
HSH Nordbank AG,
5.33% due 4/21/08, FRN (b)	24,000	24,000
KKR Atlantic Funding Trust (b),
5.33% due 4/23/07	88,000	87,676
5.334% due 4/23/07	25,000	24,908
Merrill Lynch & Co., FRN,
5.303% due 5/14/07	5,000	5,000
5.318% due 7/27/07	10,000	10,000

Schedule of Investments
NFJ Small-Cap Value Fund
March 31, 2007 (unaudited)

	Principal
	Amount	Value*
	(000s)	(000s)

Morgan Stanley,
5.44% due 3/3/08, FRN	$10,000	$10,000
5.497% due 4/5/07	50,000	50,000
5.497% due 8/17/07	35,000	35,000
5.498% due 8/17/07	28,000	28,000
5.508% due 9/28/07	45,000	45,000
Morrigan TRR Funding LLC (b),
5.334% due 4/16/07	50,000	49,875
5.337% due 4/19/07	25,000	24,926
Natexis Banques Populaires,
5.493% due 5/11/07, FRN	10,000	10,000
Northern Rock PLC,
5.38% due 8/3/07, FRN (b)	2,000	2,000
Ormond Quay Funding LLC (b),
5.30% due 8/22/07	25,000	24,997
5.301% due 7/16/07	20,000	19,998
5.305% due 11/2/07	20,000	19,996
5.31% due 5/30/07	30,000	29,995
Sigma Finance, Inc., FRN (b),
5.492% due 12/6/07	35,000	35,000
5.493% due 6/20/07	30,000	30,000
5.494% due 4/5/07	20,000	20,008
Tango Finance Corp.,
5.478% due 4/16/07, FRN (b)	10,000	10,000
Toyota Motor Credit Corp.,
5.33% due 7/19/07, FRN	18,000	18,000
		1,471,247
Repurchase Agreement—5.0%
State Street Bank & Trust Co.,
dated 3/30/07, 4.90%, due	222,687	222,687
4/2/07, proceeds $222,778;
collateralized by Federal Home
Loan Bank, 4.125%, due
10/19/07, valued at $226,378
including accrued interest; and
Fannie Mae, 3.125%, due
12/15/07, valued at $766
including accrued interest
(cost—$222,687)

Total Short-Term Investments (cost—$1,693,652)		1,693,934

Total Investments (cost—$4,843,425)—133.2%		5,990,843

Liabilities in excess of other assets—(33.2)%		(1,491,891)

Net Assets—100.0%		$4,498,952

Notes to Schedule of Investments (amounts in thousands):

(a) All or portion of Security on loan with an aggregate market value of $1,423,536; cash collateral of $1,467,092 was received with which the Fund purchased securities.

(b) 144A Security—Security exempt from registration, unde Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) Securities purchased with the cash proceeds from securities on loan.

(d) Affiliated Fund.

Glossary:
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on March 31, 2007.
REIT—Real Estate Investment Trust
UNIT—More than one class of securities traded together.

Schedule of Investments
OCC Core Equity Fund
March 31, 2007 (unaudited)

		Value*
	Shares	(000s)
COMMON STOCK—94.7%

Aerospace—2.1%
Boeing Co.	1,800	$160

Building—1.5%
Centex Corp.	2,700	113

Capital Goods—3.0%
Parker Hannifin Corp.	1,800	155
Textron, Inc.	800	72
		227
Consumer Discretionary—8.2%
Best Buy Co., Inc.	4,700	229
Target Corp.	2,400	142
V.F. Corp.	1,950	161
Walgreen Co.	1,700	78
		610
Consumer Services—1.6%
News Corp., Class A	5,000	116

Consumer Staples—1.1%
Colgate-Palmolive Co.	1,200	80

Energy—12.8%
Arch Coal, Inc.	3,200	98
Chevron Corp.	2,100	155
ConocoPhillips	4,000	273
Exxon Mobil Corp.	4,200	317
Weatherford International Ltd. (a)	2,500	113
		956
Financial Services—17.7%
Ambac Financial Group, Inc.	1,300	112
Bank of America Corp.	2,900	148
Capital One Financial Corp.	3,400	256
Goldman Sachs Group, Inc.	700	145
MBIA, Inc.	2,800	183
Merrill Lynch & Co., Inc.	1,500	123
Wachovia Corp.	2,700	149
Wells Fargo & Co.	6,000	207
		1,323
Healthcare—14.5%
Abbott Laboratories	3,400	190
Aetna, Inc.	2,600	114
Roche Holdings AG ADR	2,925	259
Teva Pharmaceutical Industries Ltd. ADR	3,100	116
UnitedHealth Group, Inc.	2,300	122
WellPoint, Inc. (a)	1,600	130
Wyeth	3,000	150
		1,081
Materials & Processing—3.3%
Nucor Corp.	2,400	156
Vulcan Materials Co.	800	93
		249
Technology—22.2%
Cisco Systems, Inc. (a)	14,000	357
EMC Corp. (a)	20,400	283
Hewlett-Packard Co.	8,600	345
Nokia Corp. ADR	11,300	259
Taiwan Semi-conductor Manufacturing
Co., Ltd. ADR	22,676	244
Texas Instruments, Inc.	5,800	175
		1,663
Telecommunications—4.5%
AT&T, Inc.	5,400	213
NII Holdings, Inc., Class B (a)	1,700	126
		339
Transportation—2.2%
Union Pacific Corp.	1,600	162

Total Common Stock (cost—$6,388)		7,079

	Principal
	Amount
	(000s)
Repurchase Agreement—5.4%
State Street Bank & Trust Co.,
dated 3/30/07, 4.90%, due	$405	405
4/2/07, proceeds $405;
collateralized by Federal
Home Loan Bank, 4.125%,
due 2/15/08, valued at
$413 including accrued
interest (cost—$405)

Total Investments (cost—$6,793)—100.1%		7,484

Liabilities in excess of other assets—(0.1)%		(5)

Net Assets—100.0%		$7,479

Notes to Schedule of Investments:

(a) Non-income producing.

Glossary:
ADR—American Depositary Receipt

Schedule of Investments
OCC Equity Premium Strategy Fund
March 31, 2007 (unaudited)

		Value*
	Shares	(000s)
COMMON STOCK—99.0%

Aerospace—5.0%
Boeing Co.	23,000	$2,045
United Technologies Corp.	20,500	1,332
		3,377
Building—2.0%
Centex Corp. (c)	31,400	1,312

Capital Goods—4.2%
Illinois Tool Works, Inc. (a)	29,600	1,527
Textron, Inc.	14,500	1,302
		2,829
Consumer Discretionary—2.8%
Best Buy Co., Inc.	23,700	1,155
Walgreen Co.	15,100	693
		1,848
Consumer Services—2.0%
News Corp., Class A	59,500	1,376

Consumer Staples—3.8%
Altria Group, Inc.	19,700	1,730
Colgate-Palmolive Co.	12,100	808
		2,538
Energy—12.9%
Arch Coal, Inc. (a)	27,500	844
Chevron Corp.	18,700	1,383
ConocoPhillips	37,200	2,543
Exxon Mobil Corp. (a)	18,300	1,381
GlobalSantaFe Corp.	28,500	1,758
Weatherford International Ltd.	17,300	780
		8,689
Financial Services—16.7%
Bank of America Corp. (a)	22,900	1,168
CapitalSource, Inc., REIT (c)	38,800	975
Capital One Financial Corp.	26,400	1,992
Goldman Sachs Group, Inc.	4,800	992
JPMorgan Chase & Co. (a)	25,200	1,219
Lehman Brothers Holdings, Inc.	9,100	638
MBIA, Inc.	15,700	1,028
Merrill Lynch & Co., Inc.	15,000	1,225
Wells Fargo & Co. (a)	58,400	2,011
		11,248
Healthcare—13.1%
Abbott Laboratories	47,300	2,639
Aetna, Inc. (a)	43,200	1,892
Novartis AG ADR	12,100	661
Roche Holdings AG	11,800	2,096
Wyeth	30,100	1,506
		8,794
Materials & Processing—5.0%
Freeport-McMoRan
Copper & Gold, Inc. (a)	22,000	1,456
Nucor Corp. (c)	13,400	873
Vulcan Materials Co. (a)	8,700	1,013
		3,342
Technology—20.1%
Cisco Systems, Inc. (a)(b)	123,000	3,140
EMC Corp. (a)(b)	144,700	2,004
Hewlett-Packard Co. (a)	68,600	2,754
Nokia Corp. ADR (c)	95,200	2,182
Nortel Networks Corp. (b)	33,400	803
Taiwan Semi-conductor
Manufacturing Co., Ltd. ADR (a)	112,451	1,209
Texas Instruments, Inc.	48,000	1,445
		13,537
Telecommunications—7.7%
AT&T, Inc. (a)	46,900	1,849
NII Holdings, Inc., Class B (b)(c)	15,300	1,135
Sprint Corp. (c)	115,000	2,180
		5,164
Transportation (a)—3.7%
Continental Airlines, Inc. (b)	36,400	1,325
Union Pacific Corp.	11,500	1,168
		2,493

Total Common Stock (cost—$63,592)		66,547

SHORT-TERM INVESTMENTS—10.3%

Collateral Invested for Securities on Loan (d)—8.5%
Allianz Dresdner Daily Asset Fund (e)	2,690,533	2,691

	Principal
	Amount
	(000s)
Adirondack 2005-1 Corp.,
5.324% due 4/25/07 (f)	$2,500	2,490
Bank of America N.A.,
5.488% due 11/8/07, FRN (f)	500	500
		5,681

Repurchase Agreement—1.8%
State Street Bank & Trust Co.,
dated 3/31/07, 4.90%, due	1,222	1,222
4/2/07, proceeds $1,222;
collateralized by Federal Home
Loan Bank, 4.125%, due
10/19/07, valued at $1,250
including accrued interest
(cost—$1,222)

Total Short-Term Investments (cost—$6,902)		6,903
Total Investments before options written (cost—$70,494) (g)—109.3%		73,450

Schedule of Investments
OCC Equity Premium Strategy Fund
March 31, 2007 (unaudited)

		Value*
		(000s)

OPTIONS WRITTEN—(0.8)% (b)

	Contracts

Call Options—(0.8)%
Abbott Labratories (OTC)
strike price $56.25, expires 5/18/07	300	(36)
Aetna (AMEX)
strike price $50, expires 4/21/07	300	(2)
Arch Coal, Inc. (CBOE)
strike price $35, expires 5/19/07	250	(12)
Capital One Financial Corp. (OTC)
strike price $82.50, expires 5/18/07	200	(10)
Cisco Systems, Inc. (OTC)
strike price $28.50, expires 5/17/07	600	(14)
Continental Airlines, Inc. (CBOE)
strike price $45, expires 5/19/07	300	(11)
EMC Corp. (CBOE)
strike price $15, expires 5/19/07	1,000	(15)
Freeport McMoran Copper & Gold, Inc. (CBOE)
strike price $70, expires 5/19/07	180	(34)
Global Santa Fe Corp. (CBOE)
strike price $70, expires 5/19/07	200	(12)
Hewlett Packard Co. (OTC)
strike price $43.25, expires 5/18/07	400	(15)
Illinois Tool Works, Inc. (NYSE)
strike price $55, expires 4/21/07	200	(2)
Nokia Corp. (OTC)
strike price $23.25, expires 5/18/07	750	(46)
S&P 500 Index (CBOE)
strike price $1,435, expires 5/19/07	40	(84)
strike price $1,460, expires 5/19/07	30	(33)
strike price $1,475, expires 4/21/07	30	(3)
Sprint Nextel Corp. (CBOE)
strike price $21, expires 5/18/07	650	(12)
Vulcan Materials Co. (CBOE)
strike price $130, expires 5/19/07	70	(6)
Wyeth (CBOE)
strike price $52.50, expires 5/19/07	200	(13)
XBD Index (AMEX)
strike price $265, expires 4/21/07	70	—
XOI Index (AMEX)
strike price $1,210, expires 5/19/07	30	(126)
strike price $1,240, expires 4/21/07	30	(52)
		(538)
Put Options—(0.0)%
Union Pacific Corp. (NYSE)
strike price $115, expires 4/21/07	100	(2)

Total Options Written (premiums received—$562)		(540)
Total Investments net of options written (cost—$69,932)—108.5%		72,910

Liabilities in excess of other assets—(8.5)%		(5,715)

Net Assets—100.0%		$67,195

Notes to Schedule of Investments (amounts in thousands):

(a) All or partial amount segregated as collateral for options written.

(b) Non-income producing.

(c) All or portion of securities on loan with an aggregate market value of $5,463; cash collateral of $5,665 was received with which the Fund purchased short-term investments.

(d) Securities purchased with the cash proceeds from securities on loan.

(e) Affiliated fund.

(f) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(g) Securities with an aggregate value of $2,096, representing 3.1% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Glossary:
ADR—American Depositary Receipt
AMEX—American Stock Exchange
CBOE—Chicago Board Options Exchange
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on March 31, 2007.
NYSE—New York Stock Exchange
OTC—Over-the-Counter
REIT—Real Estate Investment Trust

Schedule of Investments
OCC Growth Fund
March 31, 2007 (unaudited)

		Value*
	Shares	(000s)
COMMON STOCK—99.8%

Aerospace—2.5%
United Technologies Corp. (b)	204,000	$13,260

Capital Goods—2.9%
Joy Global, Inc.	121,000	5,191
Textron, Inc.	117,000	10,506
		15,697
Consumer Discretionary—3.9%
Best Buy Co., Inc. (b)	271,400	13,222
Home Depot, Inc. (b)	70,000	2,572
Nordstrom, Inc.	102,000	5,400
		21,194
Consumer Services—4.4%
Hilton Hotels Corp. (b)	490,000	17,620
Marriott International, Inc., Class A	120,000	5,875
		23,495
Consumer Staples—8.4%
Altria Group, Inc.	146,000	12,820
Colgate-Palmolive Co.	194,200	12,971
Kellogg Co. (b)	121,300	6,238
PepsiCo, Inc.	177,300	11,269
Wm. Wrigley Jr. Co. (b)	44,600	2,272
		45,570
Energy—7.8%
Arch Coal, Inc. (b)	176,000	5,401
ConocoPhillips	226,000	15,447
Exxon Mobil Corp.	133,700	10,088
Nabors Industries Ltd. (a)(b)	368,000	10,919
		41,855
Financial Services—9.6%
BlackRock, Inc.	63,000	9,847
CapitalSource, Inc., REIT (b)	107,000	2,689
Capital One Financial Corp. (b)	125,000	9,432
Goldman Sachs Group, Inc.	54,000	11,158
Hong Kong Exchange & Clearing Ltd.	250,000	2,423
IntercontinentalExchange, Inc. (a)	68,700	8,396
Lehman Brothers Holdings, Inc.	110,000	7,708
		51,653
Healthcare—25.6%
Abbott Laboratories	317,600	17,722
Celgene Corp. (a)(b)	262,000	13,745
Coventry Health Care, Inc. (a)	117,000	6,558
Express Scripts, Inc. (a)	64,300	5,190
Gilead Sciences, Inc. (a)	296,000	22,644
Roche Holdings AG	96,000	17,053
Stryker Corp. (b)	172,000	11,407
UnitedHealth Group, Inc.	457,000	24,207
Wyeth	387,000	19,362
		137,888
Materials & Processing—3.7%
Precision Castparts Corp. (b)	193,500	20,134

Technology—22.8%
Adobe Systems, Inc. (a)(b)	349,000	14,553
Broadcom Corp., Class A (a)	182,100	5,840
Cisco Systems, Inc. (a)	833,100	21,269
EMC Corp. (a)(b)	1,130,000	15,651
Google, Inc., Class A (a)(b)	39,600	18,143
Hewlett-Packard Co.	272,200	10,926
Nortel Networks Corp. (a)(b)	317,000	7,624
QUALCOMM, Inc.	434,000	18,515
Texas Instruments, Inc. (b)	352,000	10,595
		123,116
Telecommunications (a)—7.1%
Corning, Inc.	764,000	17,373
NII Holdings, Inc., Class B (b)	286,000	21,216
		38,589
Transportation—1.1%
Norfolk Southern Corp.	113,700	5,753

Total Common Stock (cost—$455,150)		538,204

SHORT-TERM INVESTMENTS—18.9%

	Principal
	Amount
	(000s)
Collateral Invested for Securities on Loan (c)—18.5%
Adirondack 2005-1 Corp.,
5.324% due 4/25/07 (d)	$5,000	4,981
Anglo Irish Bank,
5.35% due 2/5/08, FRN (d)	5,000	5,000
Bank of America N.A.,
5.488% due 11/8/07, FRN (d)	10,000	10,000
Bear Stearns Cos., Inc.,
5.558% due 4/2/07	18,000	18,000
Canadian Imperial Bank,
5.30% due 4/2/07	12,557	12,557
Citigroup Global Markets, Inc.,
5.508% due 4/2/07	1,000	1,000
Goldman Sachs Group L.P., Series 2,
5.37% due 9/15/07, FRN (d)	7,000	7,000
HSH Nordbank AG,
5.33% due 4/21/08, FRN (d)	3,000	3,000
KKR Atlantic Funding Trust,
5.334% due 4/23/07 (d)	10,000	9,963
Morgan Stanley,
5.44% due 3/3/08, FRN	1,000	1,000

Schedule of Investments
OCC Growth Fund
March 31, 2007 (unaudited)

	Principal
	Amount	Value*
	(000s)	(000s)

Morrigan TRR Funding LLC,
5.337% due 4/19/07 (d)	$15,000	$14,956
Northern Rock PLC,
5.38% due 8/3/07, FRN (d)	2,000	2,000
Sigma Finance, Inc., FRN (d),
5.492% due 12/6/07	5,000	5,000
5.494% due 4/5/07	5,000	5,002
		99,459
Repurchase Agreement—0.4%
State Street Bank & Trust Co.,
dated 3/30/07, 4.90%, due	2,293	2,293
4/2/07, proceeds $2,294;
collateralized by Federal Home
Loan Bank, 4.125%, due
10/19/07, valued at $2,344
including accrued interest
(cost—$2,293)

Total Short-Term Investments (cost—$101,712)		101,752

Total Investments (cost—$556,862)—118.7%		639,956

Liabilities in excess of other assets—(18.7)%		(100,607)

Net Assets—100.0%		$539,349

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or portion of Security on loan with an aggregate market value of $96,520; cash collateral of $99,146 was received with which the Fund purchased short-term investments.

(c) Securities purchased with the cash proceeds from securities on loan.

(d) 144A Security - Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e) Securities with an aggregate value of $19,476, representing 3.61% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Glossary:
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on March 31, 2007.
REIT—Real Estate Investment Trust

Schedule of Investments
OCC International Equity Fund
March 31, 2007 (unaudited)

		Value*
	Shares	(000s)
COMMON STOCK—99.0%

Australia—1.0%
AXA Asia Pacific Holdings Ltd.	7,800	$46

Austria—2.8%
Boehler-Uddeholm AG	1,300	125

Belgium—1.8%
Fortis NV, UNIT	1,775	81

Brazil—2.4%
Petroleo Brasileiro S.A. ADR	1,100	109

France—15.5%
AXA S.A.	4,000	170
BNP Paribas	1,050	110
Cie de Saint-Gobain	866	85
CNP Assurances	367	43
Lafarge S.A.	800	125
Pinault-Printemps-Redoute S.A.	535	86
Zodiac S.A.	1,150	83
		702
Germany—10.9%
Adidas AG	1,600	87
BAYER AG	375	24
Deutsche Bank AG	500	67
Merck KGaA	825	107
RWE AG	1,200	127
Siemens AG	350	37
Symrise AG (a)	1,800	47
		496
Greece—2.2%
Hellenic Exchanges S.A. Holding	1,600	36
OPAP S.A.	1,700	65
		101
Italy—3.8%
Banca Intesa SpA	8,700	66
Eni SpA	2,350	76
Unicredito Italiano SpA	3,000	29
		171
Japan—20.3%
Canon, Inc.	1,400	75
Fanuc Ltd.	600	56
Fuji Fire & Marine Insurance Ltd.	15,900	65
Higo Bank Ltd.	4,600	31
Hogy Medical Co., Ltd.	800	37
Honda Motor Co., Ltd.	1,500	52
Mitsubishi Tokyo Financial Group, Inc.	4	45
NSK Ltd.	9,000	86
Osaka Securities Exchange Co., Ltd.	5	29
Sega Sammy Holdings, Inc.	2,200	51
Shizuoka Bank Ltd.	9,500	101
SMC Corp.	325	43
Sony Corp.	1,300	66
Taiyo Nippon Sanso Corp.	5,600	51
Toyota Motor Corp.	1,400	90
Yamada Denki Co., Ltd.	500	46
		924
Luxembourg—0.5%
Acergy S.A. (a)	1,100	23

Mexico—1.3%
Grupo Televisa S.A. ADR	2,000	60

Netherlands—2.3%
Endemol NV	900	28
Koninklijke (Royal) KPN NV	5,000	78
		106
New Zealand—2.2%
Fletcher Building Ltd.	12,600	99

Norway—4.9%
Prosafe ASA	5,625	85
Storebrand ASA	8,600	137
		222
South Korea—1.8%
Kookmin Bank ADR	900	81

Sweden—7.2%
Sandvik AB	5,800	103
SKF AB	7,400	155
Swedbank AB	2,000	70
		328
Switzerland—7.1%
Credit Suisse Group	1,600	115
Nestle S.A.	200	78
Novartis AG	1,000	56
Roche Holdings AG	410	73
		322
United Kingdom—11.0%
HSBC Holdings PLC	2,400	42
Renovo Group PLC (a)	8,450	29
Royal Bank of Scotland Group PLC	1,900	74
Sage Group PLC	29,400	150
Tesco PLC	10,700	94
Unilever PLC	800	24
Vodafone Group PLC	32,000	86
		499

Total Common Stock (cost—$3,890)		4,495

Schedule of Investments
OCC International Equity Fund
March 31, 2007 (unaudited)

	Principal
	Amount	Value*
	(000s)	(000s)

Repurchase Agreement—1.8%
State Street Bank & Trust Co.,
dated 3/30/07, 4.90%, due	$79	$79
4/2/07, proceeds $79;
collateralized by Federal Home
Loan Bank, 4.125%, due
2/15/08, valued at $85
including accrued interest
(cost—$79)

Total Investments (cost—$3,969) (b)—100.8%		4,574

Liabilities in excess of other assets—(0.8)%		(35)

Net Assets—100.0%		$4,539

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) Securities with an aggregate value of $4,198, representing 92.49% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Glossary:

ADR—American Depositary Receipt
UNIT—More than one class of securities traded together.

Schedule of Investments
OCC Opportunity Fund
March 31, 2007 (unaudited)

		Value*
	Shares	(000s)
COMMON STOCK—102.1%

Aerospace (a)—0.8%
TransDigm Group, Inc.	51,930	$1,889

Building/Construction (b)—0.8%
Winnebago Industries	60,200	2,024

Capital Goods (a)(b)—0.8%
Endeavor Acquisition Corp.	176,800	1,918

Commercial Products (a)—3.2%
H&E Equipment Services, Inc.	246,978	5,310
Kenexa Corp.	81,078	2,524
		7,834
Consumer Discretionary (a)(b)—6.6%
Coldwater Creek, Inc.	137,200	2,782
Force Protection, Inc.	486,300	9,123
Volcom, Inc.	73,300	2,519
Wet Seal, Inc.	293,600	1,923
		16,347
Consumer Services—13.8%
Clayton Holdings, Inc. (a)	179,173	2,749
Forrester Research, Inc. (a)	89,556	2,540
LECG Corp. (a)	382,101	5,533
Life Time Fitness, Inc. (a)(b)	99,600	5,120
Martha Stewart Living Omnimedia	136,264	2,318
New Oriental Education & Technology
Group ADR (a)	123,664	5,012
On Assignment, Inc. (a)	199,500	2,476
Pinnacle Entertainment, Inc. (a)	201,592	5,860
Resources Connection, Inc. (a)	77,400	2,476
		34,084
Consumer Staples (a)(b)—1.7%
SunOpta, Inc.	360,000	4,284

Energy (a)—9.3%
Aurora Oil & Gas Corp. (b)	1,210,300	3,159
Helix Energy Solutions Group, Inc.	120,800	4,505
Parallel Petroleum Corp.	159,980	3,671
Petroquest Energy, Inc. (b)	308,500	3,606
Quicksilver Resources, Inc. (b)	202,000	8,034
		22,975
Financial Services—5.8%
MRU Holdings, Inc. (a)	279,000	1,933
Optionable, Inc. (a)	445,956	2,645
Primus Guaranty Ltd. (a)	327,700	4,031
Redwood Trust, Inc., REIT (b)	42,800	2,233
VistaPrint Ltd. (a)	93,449	3,579
		14,421
Healthcare (a)—21.9%
Cardiome Pharma Corp.	323,457	3,283
Cubist Pharmaceuticals, Inc.	345,400	7,623
CV Therapeutics, Inc. (b)	276,600	2,177
Durect Corp. (b)	747,500	3,110
Halozyme Therapeutics, Inc.	286,775	2,311
Hologic, Inc.	97,100	5,597
Indevus Pharmaceuticals, Inc. (b)	287,700	2,034
Labopharm, Inc.	353,806	2,017
Martek Biosciences Corp. (b)	149,200	3,077
NuVasive, Inc.	84,200	2,000
NxStage Medical, Inc. (b)	200,084	2,665
Pozen, Inc. (b)	174,811	2,578
Salix Pharmaceuticals Ltd.	481,257	6,064
Theravance, Inc.	101,031	2,980
Ventana Medical Systems, Inc.	158,239	6,630
		54,146
Materials & Processing—2.1%
Dynamic Materials Corp. (a)	99,600	3,259
Haynes International, Inc. (a)	27,200	1,984
		5,243
Technology—26.1%
Allscripts Healthcare
Solutions, Inc. (a)(b)	131,800	3,534
American Reprographics Co. (a)	94,942	2,923
Cogent Communications
Group, Inc. (a)	182,600	4,315
Concur Technologies, Inc. (a)(b)	213,572	3,729
DealerTrack Holdings, Inc. (a)	56,550	1,737
FormFactor, Inc. (a)	43,100	1,929
i2 Technologies, Inc. (a)(b)	109,100	2,618
Ikanos Communications, Inc. (a)	267,890	2,081
Innerworkings, Inc. (a)(b)	390,000	4,602
Liquidity Services, Inc. (a)	102,800	1,741
Microsemi Corp. (a)	152,700	3,178
Netlogic Microsystems, Inc. (a)(b)	115,100	3,064
Omniture, Inc. (a)(b)	133,300	2,430
Opsware, Inc. (a)(b)	566,973	4,111
RightNow Technologies, Inc. (a)(b)	248,165	4,065
Syntel, Inc.	60,400	2,093
Taleo Corp. (a)	137,600	2,281
THQ, Inc. (a)	91,300	3,121
Ultimate Software Group, Inc. (a)	122,900	3,219
Websense, Inc. (a)	152,187	3,499
Wind River Systems, Inc. (a)	418,400	4,159
		64,429
Telecommunications—2.2%
SAVVIS, Inc. (a)	111,000	5,315

Schedule of Investments
OCC Opportunity Fund
March 31, 2007 (unaudited)

		Value*
	Shares	(000s)

Transportation—4.9%
Copa Holdings S.A.	62,300	$3,208
Kirby Corp. (a)	68,500	2,396
Knight Transportation, Inc. (b)	119,350	2,127
Old Dominion Freight Line, Inc. (a)	66,000	1,901
UTI Worldwide, Inc.	103,900	2,554
		12,186
Waste Disposal—2.1%
Basin Water, Inc. (a) (b)	403,600	2,773
Fuel Tech, Inc. (a)	99,200	2,445
		5,218

Total Common Stock (cost—$225,090)		252,313

SHORT-TERM INVESTMENTS—29.8%

	Principal
	Amount
	(000s)
Collateral Invested for Securities on Loan (c)—28.1%
Adirondack 2005-1 Corp.,
5.324% due 4/25/07 (d)	$5,000	4,981
Anglo Irish Bank,
5.35% due 2/5/08, FRN (d)	5,000	5,000
Bank of America N.A.,
5.508% due 4/2/07	5,000	5,000
Bayerische Landesbank,
5.37% due 2/24/08, FRN	1,000	1,000
Bear Stearns Cos., Inc.,
5.558% due 4/2/07	10,000	10,000
Canadian Imperial Bank,
5.30% due 4/2/07	9,538	9,538
Citigroup Global Markets, Inc.,
5.508% due 4/2/07	5,000	5,000
Ebbets Funding LLC,
5.326% due 4/16/07 (d)	10,000	9,975
HSH Nordbank AG,
5.33% due 4/21/08, FRN (d)	3,000	3,000
KKR Atlantic Funding Trust,
5.33% due 4/23/07 (d)	5,000	4,982
Morgan Stanley,
5.497% due 8/17/07	5,000	5,000
Northern Rock PLC,
5.38% due 8/3/07, FRN (d)	1,000	1,000
Ormond Quay Funding LLC,
5.31% due 5/30/07 (d)	5,000	4,999
		69,475

Repurchase Agreement—1.7%
State Street Bank & Trust Co.,
dated 3/30/07, 4.90%, due	4,102	4,102
4/2/07, proceeds $4,104;
collateralized by Federal Home
Loan Bank, 4.125%, due
10/19/07, valued at $4,186
including accrued interest
(cost—$4,102)

Total Short-Term Investments (cost—$73,569)		73,577

Total Investments (cost—$298,659)—131.9%		325,890

Liabilities in excess of other assets—(31.9)%		(78,865)

Net Assets—100.0%		$247,025

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or portion of Security on loan with an aggregate market value of $66,083; cash collateral of $69,347 was received with which the Fund purchased short-term investments.

(c) Securities purchased with cash proceeds from securities on loan.

(d) 144A Security - Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

Glossary:
ADR—American Depositary Receipt
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on March 31, 2007.
REIT—Real Estate Investment Trust

Schedule of Investments
OCC Renaissance Fund
March 31, 2007 (unaudited)

		Value*
	Shares	(000s)
COMMON STOCK—99.8%

Aerospace—5.0%
Goodrich Corp.	1,125,900	$57,961
Spirit Aerosystems Holdings, Inc. (a)	1,677,376	53,425
		111,386
Building/Construction(b)—2.2%
Centex Corp.	532,000	22,227
Lennar Corp., Class A	637,000	26,888
		49,115
Capital Goods—3.5%
Joy Global, Inc.	496,900	21,317
Zebra Technologies Corp., Class A (a)(b)	1,443,300	55,726
		77,043
Commercial Products —2.9%
ChoicePoint, Inc. (a)(b)	781,000	29,233
H&R Block, Inc. (b)	1,711,100	36,001
		65,234
Consumer Discretionary—8.1%
Advance Auto Parts, Inc.	462,500	17,829
K-Swiss, Inc., Class. A (b)	979,000	26,453
Oshkosh Truck Corp., Class B (b)	941,000	49,873
TJX Cos., Inc.	2,129,000	57,398
Walgreen Co.	626,700	28,759
		180,312
Consumer Services—4.7%
Royal Caribbean Cruises Ltd. (b)	1,394,400	58,788
WPP Group PLC	3,083,100	46,813
		105,601
Consumer Staples—1.9%
Clorox Co.	653,000	41,589

Energy—9.0%
Arch Coal, Inc.	30,100	924
ConocoPhillips	468,800	32,042
FMC Technologies, Inc. (a)	329,000	22,951
Hess Corp.	634,400	35,190
Mirant Corp. (a)	409,900	16,585
National-Oilwell Varco, Inc. (a)(b)	518,400	40,326
Prosafe ASA	811,000	12,210
Range Resources Corp.	1,180,000	39,412
		199,640
Financial Services—28.8%
Ambac Financial Group, Inc. (b)	268,500	23,196
Bank of New York Co., Inc.	962,500	39,029
CBL & Assoc. Properties, Inc., REIT	1,417,600	63,565
CIT Group, Inc.	389,700	20,623
Douglas Emmett, Inc., REIT	658,700	16,817
Fortress Investment Group LLC, Class A (b)	582,004	16,692
Investment Technology Group, Inc. (a)	446,700	17,511
Lazard Ltd., Class A (b)	373,400	18,737
M&T Bank Corp. (b)	192,600	22,309
MBIA, Inc. (b)	333,400	21,834
Nationwide Health Properties, Inc., REIT (b)	1,081,100	33,795
OneBeacon Insurance Group Ltd., Class A	733,000	18,325
PartnerRe Ltd. (b)	268,000	18,369
Platinum Underwriters Holdings Ltd.	852,600	27,352
ProLogis Group, Inc., REIT (b)	628,000	40,776
Prosperity Bancshares, Inc.	621,600	21,594
Reinsurance Group of America, Inc. (b)	656,900	37,916
Stancorp Financial Group, Inc.	1,630,200	80,157
TD Ameritrade Holding Corp. (a)	1,755,000	26,114
Zions Bancorporation	917,000	77,505
		642,216
Healthcare—8.7%
Coventry Health Care, Inc. (a)	416,200	23,328
DaVita, Inc. (a)(b)	460,000	24,527
Health Net, Inc. (a)	911,800	49,064
Invitrogen Corp. (a)	399,900	25,454
Laboratory Corp. of America
Holdings (a)(b)	252,000	18,303
Medimmune, Inc. (a)(b)	1,071,100	38,977
Nektar Therapeutics, Inc. (a)	215,786	2,818
Teva Pharmaceutical Industries Ltd. ADR (b)	323,000	12,090
		194,561
Information Technology—1.0%
CDW Corp. (b)	364,900	22,416

Materials & Processing—1.6%
Cytec Industries, Inc.	404,100	22,727
Smurfit-Stone Container Corp. (a)(b)	1,190,900	13,409
		36,136
Technology—4.6%
Ametek, Inc.	519,700	17,951
Amphenol Corp., Class A	181,000	11,687
CACI International, Inc., Class A (a)	559,079	26,198
Fairchild Semi-conductor
International, Inc. (a)(b)	913,000	15,265
Tektronix, Inc.	1,104,400	31,100
		102,201
Telecommunications—3.6%
Juniper Networks, Inc. (a)	579,600	11,407
Sprint Corp. (b)	3,687,200	69,909
		81,316
Transportation—2.2%
Ford Motor Co. (b)	1,453,900	11,471
UTI Worldwide, Inc.	1,506,000	37,018
		48,489

Schedule of Investments
OCC Renaissance Fund
March 31, 2007 (unaudited)

		Value*
	Shares	(000s)

Utilities—12.0%
Dominion Resources, Inc. (b)	600,000	$53,262
DPL, Inc. (b)	902,000	28,043
Duke Energy Corp. (b)	1,900,000	38,551
Entergy Corp.	477,600	50,110
SCANA Corp.	651,000	28,104
Southern Co. (b)	648,600	23,771
Vectren Corp.	637,946	18,245
Wisconsin Energy Corp. (b)	560,000	27,171
		267,257

Total Common Stock (cost—$2,081,904)		2,224,512

SHORT-TERM INVESTMENTS—26.0%

Collateral Invested for Securities on Loan (d)—25.7%
Allianz Dresdner Daily Asset Fund (e)	42,000,000	42,000

	Principal
	Amount
	(000s)
Adirondack 2005-1 Corp.,
5.324% due 4/26/07 (c)	$10,000	9,960
Anglo Irish Bank,
5.35% due 2/5/08, FRN (c)	20,000	20,000
Bank of America N.A.,
5.487% due 6/19/07, FRN (c)	20,000	20,000
5.508% due 4/2/07	38,000	38,000
Bayerische Landesbank,
5.37% due 2/24/08, FRN	1,000	1,000
Bear Stearns Cos., Inc.,
5.558% due 4/2/07	70,000	70,000
Canadian Imperial Bank,
5.30% due 4/2/07	1,400	1,400
Citigroup Global Markets, Inc.,
5.508% due 4/2/07	98,000	98,000
Ebbets Funding LLC,
5.326% due 4/16/07 (c)	15,000	14,962
Goldman Sachs Group L.P.,
5.568% due 12/18/07 (c)	17,000	17,000
Goldman Sachs Group L.P., Series 2,
5.37% due 9/15/07, FRN (c)	44,000	44,000
Harrier Finance Funding U.S. LLC (c),
5.301% due 8/14/07	10,000	10,000
5.491% due 2/5/08, FRN	15,000	15,002
HSH Nordbank AG,
5.33% due 4/21/08, FRN (c)	10,000	10,000
KKR Atlantic Funding Trust, FRN (c),
5.33% due 4/23/07	15,000	14,945
5.334% due 4/23/07	20,000	19,926
Merrill Lynch & Co.,
5.303% due 5/14/07, FRN	5,000	5,000
Morgan Stanley,
5.44% due 3/3/08, FRN	10,000	10,000
5.497% due 8/17/07	5,000	5,000
5.498% due 4/5/07	22,000	22,000
Morrigan TRR Funding LLC,
5.334% due 4/16/07 (c)	50,000	49,875
Northern Rock PLC,
5.38% due 8/3/07, FRN (c)	5,000	5,000
Sigma Finance, Inc., FRN (c),
5.493% due 6/20/07	10,000	10,000
5.494% due 4/5/07	5,000	5,002
5.497% due 7/27/07	14,100	14,103
		572,175
Repurchase Agreement—0.3%
State Street Bank & Trust Co.,
dated 3/30/07, 4.90%, due	6,376	6,376
4/2/07, proceeds $6,379;
collateralized by Federal Home
Loan Bank, 4.125%, due 2/15/08,
valued at $6,506 including
accrued interest (cost—$6,376)

Total Short-Term Investments (cost—$578,417)		578,551

Total Investments (cost—$2,660,321) (f)—125.8%		2,803,063

Liabilities in excess of other assets—(25.8)%		(574,679)

Net Assets—100.0%		$2,228,384

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or portion of Security on loan with an aggregate market value of $552,918; cash collateral of $570,661 was received with which the Fund purchased short-term investments.

(c) 144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with cash proceeds from securities on loan.

(e) Affiliated fund.

(f) Securities with an aggregate value of $59,023, representing 2.65% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Glossary:
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

Schedule of Investments
OCC Target Fund
March 31, 2007 (unaudited)

		Value*
	Shares	(000s)
COMMON STOCK—99.6%

Capital Goods—2.7%
Manitowoc Co., Inc.	165,000	$10,482
Textron, Inc.	75,000	6,735
		17,217
Communications—4.6%
Focus Media Holding Ltd. ADR (a)(b)	150,000	11,769
NII Holdings, Inc., Class B (a)(b)	240,000	17,803
		29,572
Consumer Discretionary—11.5%
CapitalSource, Inc., REIT (b)	500,000	12,565
Coach, Inc. (a)	350,000	17,517
CROCS, Inc. (a)(b)	125,000	5,906
Dick's Sporting Goods, Inc. (a)	100,000	5,826
Force Protection, Inc. (a)(b)	800,000	15,008
Nordstrom, Inc.	220,000	11,647
Under Armour, Inc. (a)(b)	100,000	5,130
		73,599
Consumer Services—11.7%
Corporate Executive Board Co. (b)	140,000	10,634
Hilton Hotels Corp.	500,000	17,980
Live Nations, Inc. (a)	350,000	7,721
New Oriental Education & Technology
Group ADR (a)(b)	215,000	8,714
Pinnacle Entertainment, Inc. (a)(b)	525,000	15,262
Starwood Hotels & Resorts
Worldwide, Inc.	150,000	9,728
XM Satellite Radio Holdings, Inc.,
Class A (a)(b)	400,000	5,168
		75,207
Consumer Staples—1.6%
Fomento Economico Mexicano S.A. de C.V. ADR	95,000	10,487

Energy—5.9%
Helix Energy Solutions
Group, Inc. (a)(b)	250,000	9,322
Quicksilver Resources, Inc. (a)(b)	350,000	13,920
Range Resources Corp.	200,000	6,680
Sunoco, Inc.	115,000	8,101
		38,023
Financial Services—8.5%
Affiliated Managers
Group, Inc. (a)(b)	65,000	7,043
AmeriCredit Corp. (a)(b)	250,000	5,715
Fortress Investment Group LLC,
Class A (b)	350,000	10,038
IntercontinentalExchange, Inc. (a)	140,000	17,109
Lazard Ltd., Class A	125,000	6,272
VistaPrint Ltd. (a)(b)	225,000	8,618
		54,795
Healthcare (a)—16.4%
Celgene Corp.	200,000	10,492
Coventry Health Care, Inc.	175,000	9,809
Express Scripts, Inc.	130,000	10,494
Gen-Probe, Inc.	250,000	11,770
Hologic, Inc. (b)	210,000	12,104
Illumina, Inc. (b)	250,000	7,325
Intuitive Surgical, Inc. (b)	100,000	12,157
Psychiatric Solutions, Inc. (b)	265,000	10,682
Theravance, Inc.	350,000	10,325
Ventana Medical Systems, Inc. (b)	240,000	10,056
		105,214
Materials & Processing—3.2%
Precision Castparts Corp.	200,000	20,810

Multi-Media—2.5%
Central European Media Enterprises
Ltd., Class A (b)	180,000	15,930

Technology—26.3%
Activision, Inc. (a)	350,000	6,629
Adobe Systems, Inc. (a)	250,000	10,425
Akamai Technologies, Inc. (a)(b)	245,000	12,230
American Tower Corp. (a)	400,000	15,580
Ciena Corp. (a)	340,000	9,503
Citrix Systems, Inc. (a)	550,000	17,617
Cogent Communications Group, Inc. (a)(b)	820,000	19,377
Cognizant Technology Solutions
Corp., Class A (a)	120,000	10,592
Digital River, Inc. (a)	165,000	9,116
F5 Networks, Inc. (a)	155,000	10,335
International Rectifier Corp. (a)	135,000	5,158
Intersil Corp.	365,000	9,669
Marvell Technology Group Ltd. (a)	360,000	6,052
Microchip Technology, Inc. (b)	265,000	9,416
National Semi-conductor Corp.	390,000	9,415
ValueClick, Inc. (a)	295,000	7,708
		168,822
Telecommunications—1.9%
Clearwire Corp. (a)(b)	372,000	7,615
Virgin Media, Inc. (b)	185,000	4,671
		12,286
Transportation—2.8%
Copa Holdings S.A.	175,000	9,011
UTI Worldwide, Inc.	350,000	8,603
		17,614

Total Common Stock (cost—$523,588)		639,576

Schedule of Investments
OCC Target Fund
March 31, 2007 (unaudited)

	Principal
	Amount	Value*
	(000s)	(000s)
SHORT-TERM INVESTMENTS—33.1%

Collateral Invested for Securities on Loan (c)—32.6%
Adirondack 2005-1 Corp. (d),
5.324% due 4/25/07	$5,000	$4,981
5.324% due 4/26/07	10,000	9,960
Adirondack 2005-2 Corp.,
5.325% due 4/23/07 (d)	10,000	9,953
Anglo Irish Bank,
5.35% due 2/5/08, FRN (d)	5,000	5,000
Bank of America N.A.,
5.488% due 11/8/07, FRN (d)	10,000	10,000
5.508% due 4/2/07	10,000	10,000
Bayerische Landesbank,
5.37% due 2/24/08, FRN	1,000	1,000
Bear Stearns Cos., Inc.,
5.558% due 4/2/07	15,000	15,000
Canadian Imperial Bank,
5.30% due 4/2/07	8,179	8,179
Citigroup Global Markets, Inc.,
5.508% due 4/2/07	24,000	24,000
Ebbets Funding LLC,
5.326% due 4/16/07 (d)	15,000	14,962
Goldman Sachs Group L.P., Series 2,
5.37% due 9/15/07 (d)	2,000	2,000
Harrier Finance Funding U.S. LLC,
5.301% due 8/14/07 (d)	10,000	9,999
HSH Nordbank AG,
5.33% due 4/21/08, FRN (d)	5,000	5,000
KKR Atlantic Funding Trust (d),
5.33% due 4/23/07	5,000	4,982
5.334% due 4/23/07	15,000	14,945
Morgan Stanley,
5.44% due 3/3/08, FRN	3,000	3,000
5.497% due 4/5/07	14,000	14,000
5.507% due 9/28/07	10,000	10,000
Morrigan TRR Funding LLC,
5.337% due 4/19/07 (d)	10,000	9,971
Northern Rock PLC,
5.38% due 8/3/07, FRN (d)	2,000	2,000
Ormond Quay Funding LLC,
5.31% due 5/30/07 (d)	5,000	4,999
Sigma Finance, Inc., FRN (d),
5.488% due 4/16/07	5,000	5,000
5.493% due 6/20/07	5,000	5,000
5.494% due 4/5/07	5,000	5,002
		208,933
Repurchase Agreement—0.5%
State Street Bank & Trust Co.,
dated 3/30/07, 4.90%, due	3,198	3,198
4/2/07, proceeds $3,199;
collateralized by Fannie Mae,
5.75%, due 2/15/08, valued
at $3,264 including accrued
interest (cost—$3,198)

Total Short-Term Investments (cost—$212,082)		212,131

Total Investments (cost—$735,670)—132.7%		851,707

Liabilities in excess of other assets—(32.7)%		(209,684)

Net Assets—100.0%		$642,023

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or portion of Security on loan with an aggregate market value of $202,290; cash collateral of $208,355 was received with which the Fund purchased short-term investments.

(c) Securities purchased with cash proceeds from securities on loan.

(d) 144A Security - Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

Glossary:
ADR—American Depositary Receipt
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on March 31, 2007.
REIT—Real Estate Investment Trust

Schedule of Investments
OCC Value Fund
March 31, 2007 (unaudited)

		Value*
	Shares	(000s)
COMMON STOCK—98.0%

Aerospace—2.4%
Boeing Co.	500,000	$44,455

Building/Construction—4.7%
D.R. Horton, Inc. (b)	1,000,000	22,000
Lennar Corp., Class A (b)	1,100,000	46,431
Pulte Homes, Inc.	700,000	18,522
		86,953
Capital Goods—5.7%
General Electric Co.	500,000	17,680
Honeywell International, Inc.	900,000	41,454
Parker Hannifin Corp. (b)	550,000	47,471
		106,605
Commercial Products—4.3%
ChoicePoint, Inc. (a)	750,000	28,073
H&R Block, Inc. (b)	2,500,000	52,600
		80,673
Consumer Discretionary—2.5%
Johnson Controls, Inc. (b)	200,000	18,924
Petsmart, Inc.	254,200	8,378
Yum! Brands, Inc.	350,000	20,216
		47,518
Consumer Services—4.4%
Carnival Corp., UNIT (b)	1,750,000	82,005

Energy—16.6%
BP PLC ADR	700,000	45,325
Chevron Corp.	1,700,000	125,732
ConocoPhillips	1,450,000	99,107
GlobalSantaFe Corp. (b)	650,000	40,092
		310,256
Financial Services—29.6%
Allstate Corp.	500,000	30,030
Annaly Mortgage Management, Inc. REIT	517,436	8,010
Bank of New York Co., Inc.	2,000,000	81,100
Capital One Financial Corp. (b)	500,000	37,730
Countrywide Financial Corp.	634,910	21,358
Everest Re Group Ltd. (b)	200,000	19,234
Fortress Investment Group LLC, Class A (b)	11,634	334
Hartford Financial Services Group, Inc.	400,000	38,232
JPMorgan Chase & Co.	1,700,000	82,246
MBIA, Inc. (b)	750,000	49,118
Merrill Lynch & Co., Inc.	400,000	32,668
MetLife, Inc. (b)	750,000	47,362
Morgan Stanley	600,000	47,256
PNC Financial Services Group, Inc.	250,000	17,993
RenaissanceRe Holdings Ltd.	400,000	20,056
Wells Fargo & Co.	550,000	18,936
		551,663
Healthcare—11.1%
Aetna, Inc.	1,000,000	43,790
Amgen, Inc. (a)	1,000,000	55,880
Health Net, Inc. (a)	400,000	21,524
Nektar Therapeutics, Inc. (a)	299,594	3,913
WellPoint, Inc. (a)	1,000,000	81,100
		206,207
Materials & Processing—0.6%
PPG Industries, Inc. (b)	150,000	10,546

Multi-Media—0.9%
Dow Jones & Co., Inc. (b)	500,000	17,235

Technology—0.8%
EMC Corp. (a)	1,100,000	15,235
Taiwan Semi-conductor Manufacturing Co., Ltd. ADR	2	—(f)
		15,235
Telecommunications—7.6%
ALLTEL Corp. (b)	350,000	21,700
AT&T, Inc. (b)	500,000	19,715
Sprint Corp. (b)	1,100,000	20,856
Verizon Communications, Inc.	1,500,000	56,880
Windstream Corp.	1,489,999	21,888
		141,039
Transportation—1.1%
Union Pacific Corp.	200,000	20,310

Utilities—5.7%
Dominion Resources, Inc.	1,200,000	106,524

Total Common Stock (cost—$1,658,258)		1,827,224

SHORT-TERM INVESTMENTS—13.2%

Collateral Invested for Securities on Loan(d)—11.4%
Allianz Dresdner Daily Asset Fund (e)	131,856,166	131,856

	Principal
	Amount
	(000s)
Bayerische Landesbank,
5.37% due 2/24/08, FRN	$1,000	1,000
Goldman Sachs Group L.P., Series 2,
5.37% due 9/15/07, FRN (c)	20,000	20,000

Schedule of Investments
OCC Value Fund
March 31, 2007 (unaudited)

	Principal
	Amount	Value*
	(000s)	(000s)

Morgan Stanley,
5.44% due 3/3/08, FRN	$7,000	$7,000
5.498% due 4/5/07	38,000	38,000
Northern Rock PLC,
5.38% due 8/3/07, FRN (c)	4,000	4,000
Sigma Finance, Inc.,
5.494% due 4/5/07, FRN (c)	10,000	10,004
		211,860
Repurchase Agreement—1.8%
State Street Bank & Trust Co.,
dated 3/30/07, 4.90%, due	32,695	32,695
4/2/07, proceeds $32,708;
collateralized by Federal Home
Loan Bank, 4.125%, due
2/15/08, valued at $33,353
including accrued interest
(cost—$32,695)

Total Short-Term Investments (cost—$244,555)		244,555

Total Investments (cost—$1,902,813)—111.2%		2,071,779

Liabilities in excess of other assets—(11.2)%		(206,922)

Net Assets—100.0%		$1,864,857

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or portion of Security on loan with an aggregate market value of $206,629; cash collateral of $211,856 was received with which the Fund purchased short-term investments.

(c) 144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with cash proceeds from the securities on loan.

(e) Affiliated fund.

(f) Amount less than $500.

Glossary:
ADR—American Depositary Receipt
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on March 31, 2007.
REIT—Real Estate Investment Trust
UNIT—More than one class of securities traded together.

Schedule of Investments
RCM Biotechnology Fund
March 31, 2007 (unaudited)

		Value*
	Shares	(000s)
COMMON STOCK—98.0%

Consumer Services—0.3%
Affymax, Inc. (b)(c)	11,760	$379

Healthcare—97.7%
Adolor Corp. (b)(c)	69,180	605
Alexion Pharmaceuticals, Inc. (b)	70,420	3,045
Amgen, Inc. (b)	229,110	12,803
Amylin Pharmaceuticals, Inc. (b)(c)	38,850	1,451
Applera Corp. - Celera Genomics Group (b)	48,510	689
Biogen Idec, Inc. (b)	168,160	7,463
BioMarin Pharmaceutical, Inc. (b)(c)	75,030	1,295
BioMimetic Therapeutics, Inc. (b)	63,770	1,055
Bristol-Myers Squibb Co. (c)	72,600	2,015
Cardiome Pharma Corp. (b)	65,270	663
Celgene Corp. (b)	288,090	15,113
Cephalon, Inc. (b)(c)	24,890	1,772
Charles River Laboratories
International, Inc. (b)	42,790	1,979
Coley Pharmaceutical Group, Inc. (b)(c)	40,960	392
Encysive Pharmaceuticals, Inc. (b)(c)	100,500	272
Endo Pharmaceuticals Holdings, Inc. (b)	34,320	1,009
Genentech, Inc. (a)(b)	95,110	7,810
Genzyme Corp. (b)	114,690	6,884
Gilead Sciences, Inc. (b)	148,590	11,367
Human Genome Sciences, Inc. (b)(c)	332,930	3,536
Keryx Biopharmaceuticals, Inc. (b)	145,800	1,534
Medarex, Inc. (b)(c)	149,210	1,931
Medicines Co. (b)	71,500	1,793
Medimmune, Inc. (b)(c)	129,450	4,711
MGI Pharma, Inc. (b)	103,500	2,326
Panacos Pharmaceuticals, Inc. (b)(c)	276,820	1,282
PDL BioPharma, Inc. (b)(c)	181,910	3,947
Progenics Pharmaceuticals, Inc. (b)(c)	78,910	1,869
Sepracor, Inc. (b)(c)	42,210	1,968
Shire Pharmaceuticals Group PLC ADR	43,970	2,722
Teva Pharmaceutical Industries Ltd. ADR (c)	28,760	1,077
Theravance, Inc. (b)	131,450	3,878
United Therapeutics Corp. (b)(c)	109,700	5,900
Vertex Pharmaceuticals, Inc. (b)	101,220	2,838
Xtent, Inc. (b)(c)	23,080	259
Zymogenetics, Inc. (b)(c)	161,470	2,512
		121,765

Total Common Stock (cost—$113,508)		122,144

SHORT-TERM INVESTMENTS—28.6%

Collateral Invested for Securities on Loan (d)—25.9%
Allianz Dresdner Daily Asset Fund (e)	26,312,654	26,313

	Principal
	Amount
	(000s)
Bayerische Landesbank,
5.37% due 2/24/08, FRN	$1,000	1,000
Goldman Sachs Group L.P., Series 2,
5.37% due 9/15/07, FRN (f)	2,000	2,000
Morgan Stanley,
5.498% due 4/5/07	3,000	3,000
		32,313

Repurchase Agreement—2.7%
State Street Bank & Trust Co.,
dated 3/30/07, 4.90%, due	3,411	3,411
4/2/07, proceeds $3,412;
collateralized by Federal Home
Loan Bank, 4.125%, due
10/19/07, valued at $3,482
including accrued interest
(cost—$3,411)

Total Short-Term Investments (cost—$35,724)		35,724

OPTIONS PURCHASED (b)—0.6%

	Contracts
Call Options—0.0%
Atherogenics, Inc. (CBOE),
strike price $12.50, expires 4/21/07	360	2
CV Therapeutics, Inc. (CBOE),
strike price $15, expires 4/21/07	1,129	5
Medicines Co. (CBOE),
strike price $30, expires 4/21/07	100	1
		8

Put Options—0.6%
Nektar Therapeutics (CBOE),
strike price $12.50, expires 5/19/07	1,516	76
Trimeris, Inc. (CBOE),
strike price $12.50, expires 1/17/09	390	220
Vertex Pharmaceuticals, Inc. (CBOE),
strike price $30, expires 7/21/07	999	450
		746
Total Options Purchased
(cost—$1,292)		754

Schedule of Investments
RCM Biotechnology Fund
March 31, 2007 (unaudited)

Value*
(000s)
Total Investments (cost—$150,524)—127.2%	$158,622

Liabilities in excess of other assets—(27.2)%	(33,997)

Net Assets—100.0%	$124,625

Notes to Schedule of Investments (amounts in thousands):

(a) All or partial amount segregated as collateral for options written.

(b) Non-income producing.

(c) All or portion of Security on loan with an aggregate market value of $31,244; cash collateral of $32,303 was received with which the Fund purchased short-term investments.

(d) Securities purchased with cash proceeds from the securities on loan.

(e) Affiliated fund.

(f) 144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

Glossary:
ADR—American Depositary Receipt
CBOE—Chicago Board Options Exchange
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on March 31, 2007.

Schedule of Investments
RCM Financial Services Fund
March 31, 2007 (unaudited)

		Value*
	Shares	(000s)
COMMON STOCK—99.1%

Consumer Services—7.5%
Axis Capital Holding Ltd.	1,800	$61
Everest Re Group Ltd.	2,200	212
Isewan Terminal Service Co., Ltd.	8,000	50
		323
Financial Services—91.6%
Affiliated Managers Group, Inc. (a)	590	64
Alabama National BanCorporation	600	42
American Express Co.	2,300	130
American International Group, Inc. (b)	4,620	311
Bank of Hawaii Corp.	1,100	58
Castlepoint Holdings Ltd.	4,130	68
Citigroup, Inc. (b)	3,950	203
City National Corp.	1,300	96
DBS Group Holdings Ltd.	5,000	70
Federated Investors, Inc.	1,180	43
First Mercury Financial Corp. (a)	7,000	144
Franklin Resources, Inc.	1,800	218
Genworth Financial, Inc., Class A	6,630	232
Goldman Sachs Group, Inc.	1,210	250
Hokuhoku Financial Group, Inc.	17,000	58
IntercontinentalExchange, Inc. (a)	800	98
Joyo Bank Ltd.	15,000	93
Lazard Ltd., Class A	4,450	223
Nishi-Nippon City Bank Ltd.	11,000	49
Northern Trust Corp.	3,410	205
Preferred Bank	930	36
Royal Bank of Scotland Group PLC	2,280	89
Shizuoka Bank Ltd.	7,000	74
Signature Bank & Trust (a)	2,040	66
Skandinaviska Enskilda Banken AB, Class B	2,100	67
TIB Financial Corp.	2,000	30
U.S. Bancorp	9,090	318
Wachovia Corp.	4,350	239
Westamerica Bancorporation	885	43
Zions Bancorporation	3,960	335
		3,952
Total Common Stock
(cost—$3,558)		4,275

	Principal
	Amount
	(000s)

Repurchase Agreement—0.5%
State Street Bank & Trust Co.,
dated 3/30/07, 4.90%, due	$24	24
4/2/07, proceeds $24;
collateralized by Fannie Mae,
3.00%, due 8/15/07, valued
at $25 including accrued
interest (cost—$24)

Total Investments before securities sold short (cost—$3,582)—99.6%		4,299

SECURITIES SOLD SHORT—(4.6)%

	Shares
Banking—(1.0)%
National City Corp.	1,148	(43)

Financial Services—(3.6)%
Fifth Third Bancorp.	2,415	(93)
Wells Fargo & Co.	1,826	(63)
		(156)
Total Securities Sold Short
(proceeds—$205)		(199)

Total Investments net of securities sold short (cost—$3,377) (c)—95.0%		4,100

Other assets less liabilities—5.0%		214

Net Assets—100.0%		$4,314

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or partial amount segregated as collateral for securities sold short.

(c) Securities with an aggregate value of $552, representing 12.79% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Schedule of Investments
RCM Global Resources Fund
March 31, 2007 (unaudited)

		Value*
	Shares	(000s)
COMMON STOCK—98.0%

Australia—3.2%
BHP Billiton Ltd.	11,700	$283
Rio Tinto Ltd.	2,224	142
		425
Brazil—1.0%
Companhia Vale do Rio Doce ADR	3,560	132

Canada—9.2%
Canadian Natural Resources Ltd.	10,370	573
Suncor Energy, Inc. (a)	6,891	524
Teck Cominco Ltd.	1,900	133
		1,230
Cayman Islands—1.1%
JA Solar Holdings Co., Ltd. ADR (a)	8,100	147

China—0.4%
Trina Solar Ltd. ADR (a)	1,400	62

Denmark—1.7%
Vestas Wind Systems A/S (a)	4,000	223

France—4.2%
Companie Generale de Geophysique S.A. (a)	1,350	284
EDF Energies Nouvelles S.A. (a)	4,700	286
		570
Luxembourg—2.3%
Acergy S.A. (a)	6,800	144
Tenaris S.A. ADR	3,470	159
		303
Norway—2.4%
Prosafe ASA	21,600	325

Switzerland—0.9%
Syngenta AG (a)	650	124

United Kingdom—3.5%
Rio Tinto PLC	2,400	137
Vedanta Resources PLC	8,000	209
Xstrata PLC	2,530	130
		476
United States—68.1%
Air Products & Chemicals, Inc.	2,420	179
Allegheny Technologies, Inc.	1,240	132
Arena Resources, Inc. (a)	5,870	294
Aventine Renewable Energy Holdings, Inc. (a)	6,650	121
Burlington Northern Santa Fe Corp.	1,470	118
Cameron International Corp. (a)	3,510	220
Devon Energy Corp.	2,940	204
Dril-Quip, Inc. (a)	4,700	203
Ecolab, Inc.	2,550	110
EI Du Pont de Nemours & Co.	2,980	147
ENSCO International, Inc.	2,370	129
EOG Resources, Inc.	2,100	150
Exxon Mobil Corp.	5,900	445
First Solar, Inc. (a)	3,630	189
Goodrich Petroleum Corp. (a)	5,150	173
Grant Prideco, Inc. (a)	4,750	237
Monsanto Co.	4,350	239
National-Oilwell Varco, Inc. (a)	6,800	529
Noble Corp.	3,770	297
Noble Energy, Inc.	2,500	149
Occidental Petroleum Corp.	11,520	568
Ormat Technologies, Inc.	3,530	148
Pride International, Inc. (a)	4,210	127
Schlumberger Ltd.	7,840	542
Smith International, Inc.	4,200	202
Southwestern Energy Co. (a)	12,500	512
Sunoco, Inc.	5,750	405
Sunpower Corp. (a)	4,500	205
Tetra Technologies, Inc. (a)	10,240	253
Transocean, Inc. (a)	2,090	171
Ultra Petroleum Corp. (a)	2,520	134
Valero Energy Corp.	6,550	422
VeraSun Energy Corp. (a)	7,000	139
Weatherford International Ltd. (a)	10,160	458
Xcel Energy, Inc.	5,500	136
XTO Energy, Inc.	8,140	446
		9,133

Total Common Stock (cost—$11,035)		13,150

	Principal
	Amount
	(000s)
Repurchase Agreement—2.0%
State Street Bank & Trust Co.,
dated 3/30/07, 4.90%, due	$272	272
4/2/07, proceeds $272;
collateralized by Fannie Mae,
3.00%, due 8/15/07, valued
at $279 including accrued
interest (cost—$272)

Schedule of Investments
RCM Global Resources Fund
March 31, 2007 (unaudited)

Value*
(000s)

Total Investments (cost—$11,307) (b)—100.0%	$13,422

Liabilities in excess of other assets—(0.0)%	(3)

Net Assets—100.0%	$13,419

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) Securities with an aggregate value of $2,001, representing 14.91% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Glossary:
ADR—American Depositary Receipt

Schedule of Investments
RCM Global Small-Cap Fund
March 31, 2007 (unaudited)

		Value*
	Shares	(000s)
COMMON STOCK—96.8%

Austria—1.1%
Warimpex Finanz und
Beteiligungs AG (b)	71,860	$1,152
Wiener Staedtische Allgemeine
Versicherung AG	24,404	1,732
		2,884
Bermuda—1.4%
Central European Media
Enterprises Ltd., Class A (b)	20,000	1,770
Fibrechem Tech Ltd.	1,375,000	1,897
		3,667
Canada—0.8%
WestJet Airlines Ltd. (b)	156,500	2,094

Cayman Islands—0.7%
EganaGoldpfeil Holdings Ltd.	2,790,000	1,952

Denmark—0.7%
SimCorp A/S	8,800	1,780

Estonia—2.5%
Baltika AS	83,400	2,806
Olympic Entertainment
Group AS (b)	128,000	1,759
Tallink Group Ltd. (b)	1,208,000	2,104
		6,669
Finland—1.0%
Yit Corp.	79,000	2,733

France—5.4%
Boursorama (b)	140,000	2,206
Companie Generale de
Geophysique S.A. (b)	8,500	1,789
Kaufman & Broad S.A.	31,600	2,384
Neopost S.A.	16,000	2,292
Pierre & Vacances	12,400	1,709
SR Teleperformance (c)	48,933	2,162
Wavecom S.A. (b)	76,200	1,724
		14,266
Germany—4.4%
Carl Zeiss Meditec AG	88,500	1,927
Cenit AG Systemhaus	111,000	1,818
Douglas Holding AG	17,800	1,047
Hugo Boss AG	26,700	1,701
Software AG	32,500	2,789
Technotrans AG	73,500	2,378
		11,660
Greece—1.7%
Forthnet S.A. (b)	146,500	2,203
JUMBO S.A.	76,100	2,347
		4,550
Ireland—1.8%
C&C Group PLC	196,000	3,002
CPL Resources PLC	175,000	1,785
Kingspan Group PLC	17	—	(g)
		4,787
Italy—3.7%
Azimut Holding SpA	174,100	2,575
Immobiliare Grande
Distribuzione	227,000	1,260
Mariella Burani SpA	67,200	2,040
Piaggio & Co. SpA (b)	450,000	2,303
Tod's SpA	20,000	1,749
		9,927
Japan—13.5%
A&D Co., Ltd.	74,400	1,367
Air Water, Inc. (c)	170,000	2,083
Ardepro Co., Ltd. (a)(c)	7,000	2,502
Asahi Intecc Co., Ltd.	70,000	2,073
Asahi Soft Drinks Co., Ltd.	81,000	1,203
Bookoff Corp. (c)	85,500	1,536
Daifuku Co., Ltd. (c)	89,500	1,294
Iwatani International Corp. (c)	385,000	1,147
Musashino Bank Ltd. (c)	37,800	2,020
Nachi-Fujikoshi Corp. (c)	363,000	1,820
Nifco, Inc. (c)	74,000	1,911
Nippon Seiki Co., Ltd.	58,000	1,353
Park24 Co., Ltd.	80,000	1,073
Ricoh Leasing Co., Ltd. (c)	45,600	1,198
Sankyu, Inc. (c)	358,000	1,926
Sasebo Heavy Industries Co., Ltd.	390,000	1,485
Sumitomo Titanium Corp. (c)	23,200	2,564
Tokai Carbon Co., Ltd. (c)	184,000	1,510
Tsumura & Co.	79,500	1,870
United Arrows Ltd.	92,000	1,759
Village Vanguard Co., Ltd.	390	2,229
		35,923
Malaysia—1.4%
CB Industrial Product
Holding Bhd	2,100,000	2,573
Top Glove Corp. Bhd	455,000	1,183
		3,756
Mexico—1.0%
Corp GEO S.A. de C.V. (b)	440,000	2,559

Netherlands—2.8%
Beter Bed Holding NV	41,000	1,397
Nutreco Holding NV	30,000	2,251
USG People NV (c)	55,000	2,270
Wavin NV (b)	77,500	1,544
		7,462

Schedule of Investments
RCM Global Small-Cap Fund
March 31, 2007 (unaudited)

		Value*
	Shares	(000s)

New Zealand—0.4%
Pumpkin Patch Ltd.	323,706	$1,000

Norway—1.4%
Acta Holding ASA (c)	302,200	1,671
Prosafe ASA (c)	139,000	2,092
		3,763
Panama—0.6%
Copa Holdings S.A.	30,000	1,545

Portugal—0.6%
Teixeira Duarte - Engenharia
Construcoes S.A.	450,000	1,625

Russia—1.6%
OAO Pharmacy Chain 36.6 (b)	32,300	2,213
Seventh Continent	72,970	2,084
		4,297
Singapore—0.8%
Cosco Corp. Singapore Ltd.	1,175,000	2,215

South Africa—0.7%
Truworths International Ltd.	355,000	1,726

South Korea—2.3%
MegaStudy Co., Ltd.	19,500	3,420
Meritz Fire & Marine
Insurance Co., Ltd.	326,600	2,629
		6,049
Spain—1.4%
Banco Pastor S.A.	89,700	2,085
Bolsas y Mercados
Espanoles	36,000	1,776
		3,861
Sweden—0.7%
Nobia AB (c)	44,300	1,820

Switzerland—5.9%
Bank Sarasin & Cie AG	520	1,881
Belimo Holding AG	1,500	1,599
Georg Fischer AG (b)	3,600	2,605
Jelmoli Holding AG (c)	1,000	3,361
Lindt & Spruengli AG	75	2,134
St. Galler Kantonalbank	4,700	2,391
Zehnder Group AG	780	1,803
		15,774
United Kingdom—4.3%
Aberdeen Asset
Management PLC	455,000	1,947
Carillion PLC	279,000	2,196
Premier Foods PLC	234,000	1,344
Savills PLC	105,000	1,370
Southern Cross Healthcare Ltd.	106,000	906
Speedy Hire PLC	84,000	1,935
Unite Group PLC	160,000	1,636
		11,334
United States—32.2%
Advisory Board Co. (b)	25,000	1,266
Affiliated Managers
Group, Inc. (b)(c)	24,700	2,676
AMN Healthcare Services, Inc. (b)	65,000	1,470
Anixter International, Inc. (b)(c)	24,000	1,583
Applebees International, Inc.	57,500	1,425
Arena Resources, Inc. (b)(c)	29,200	1,464
Armor Holdings, Inc. (b)	23,700	1,596
BE Aerospace, Inc. (b)	67,900	2,152
Central European
Distribution Corp. (b)(c)	60,000	1,747
Childrens Place Retail
Stores, Inc. (b)	17,100	954
CROCS, Inc. (b)(c)	55,000	2,599
Dobson Communications Corp. (b)	145,100	1,246
Energy Conversion
Devices, Inc. (b)(c)	20,440	714
Euronet Worldwide, Inc. (b)(c)	40,000	1,074
FormFactor, Inc. (b)(c)	26,800	1,199
GFI Group, Inc. (b)(c)	26,300	1,788
GMX Resources, Inc. (b)(c)	36,290	1,115
Golden Telecom, Inc.	24,600	1,362
Hansen Natural Corp. (b)(c)	49,100	1,860
Heico Corp.	46,700	1,464
Hibbett Sporting Goods, Inc. (b)	38,800	1,109
Iconix Brand Group, Inc. (b)(c)	90,000	1,836
Immucor, Inc. (b)	31,700	933
Internap Network
Services Corp. (b)(c)	76,400	1,203
inVentiv Health, Inc. (b)	36,300	1,390
Jones Lang LaSalle, Inc.	17,820	1,858
Knoll, Inc.	99,500	2,371
Knot, Inc. (b)(c)	59,000	1,270
Krispy Kreme
Doughnuts, Inc. (b)(c)	136,000	1,386
Life Time Fitness, Inc. (b)(c)	38,500	1,979
Live Nations, Inc. (b)	79,400	1,752
Men's Wearhouse, Inc.	31,000	1,459
Micros Systems, Inc. (b)	37,900	2,046
NewStar Financial, Inc. (b)	53,000	888
NexCen Brands, Inc. (b)	79,500	789
Nuance Communications, Inc. (b)(c)	87,000	1,332
NutriSystem, Inc. (b)(c)	28,300	1,483
Old Dominion Freight Line, Inc. (b)	43,200	1,245

Schedule of Investments
RCM Global Small-Cap Fund
March 31, 2007 (unaudited)

		Value*
	Shares	(000s)

OptionsXpress Holding, Inc.	47,000	$1,106
Physicians Formula
Holdings, Inc. (b)(c)	60,000	1,133
PrivateBancorp, Inc. (c)	30,000	1,097
PSS World Medical, Inc. (b)	66,900	1,414
Psychiatric Solutions, Inc. (b)(c)	60,000	2,419
Radiation Therapy
Services, Inc. (b)(c)	43,600	1,336
Redwood Trust, Inc., REIT (c)	25,900	1,351
Ruth's Chris Steak House (b)	73,200	1,490
Signature Bank & Trust (b)	45,200	1,471
Superior Energy Services (b)	47,500	1,637
Superior Well Services, Inc. (b)	35,000	800
Syntel, Inc.	49,700	1,722
Transaction Systems
Architects, Inc. (b)	55,200	1,788
United Natural Foods, Inc. (b)(c)	45,300	1,388
ValueClick, Inc. (b)	47,100	1,231
Varian Semi-conductor
Equipment Assoc., Inc. (b)(c)	42,400	2,263
VCA Antech, Inc. (b)	7,950	289
Virginia Commerce
Bancorp (b)(c)	62,000	1,342
Volcom, Inc. (b)(c)	46,600	1,601
World Fuel Services Corp.	35,000	1,619
		85,580
Total Common Stock
(cost—$199,171)		257,258

SHORT-TERM INVESTMENTS—29.8%

Collateral Invested for Securities on Loan (d)(e)—26.7%
Allianz Dresdner Daily Asset Fund	70,782,366	70,782

	Principal
	Amount
	(000s)
Repurchase Agreement—3.1%
State Street Bank & Trust Co.,
dated 3/30/07, 4.90%, due
4/2/07, proceeds $8,265;	$8,262	8,262
collateralized by Federal Home
Loan Bank, 4.125%, due
10/19/07, valued at $5,978
including accrued interest; and
Fannie Mae, 3.00%, due
8/15/07, valued at $2,453
including accrued interest
(cost—$8,262)

Total Short-Term Investments
(cost—$79,044)	79,044

Total Investments (cost—$278,215) (f)—126.6%	336,302

Liabilities in excess of other assets—(26.6)%	(70,717)

Net Assets—100.0%	$265,585

Notes to Schedule of Investments (amounts in thousands):

(a) When-issued or delayed-delivery security. To be settled/delivered after March 31, 2007.

(b) Non-income producing.

(c) All or portion of Security on loan with an aggregate market value of $67,971; cash collateral of $70,782 was received with which the Fund purchased short-term investments.

(d) Securities purchase with cash proceeds from securities on loan.

(e) Affiliated fund.

(f) Securities with an aggregate value of $158,261, representing 59.59% of net assets, have been fair-valued utilizing modeling tools provided by a third-party vendor.

(g) Market Value is less than $500.

Glossary:
REIT—Real Estate Investment Trust

Schedule of Investments
RCM Healthcare Fund
March 31, 2007 (unaudited)

		Value*
	Shares	(000s)
COMMON STOCK—99.6%

Consumer Discretionary—4.0%
CVS Corp.	107,950	$3,685

Healthcare—91.7%
Abbott Laboratories	116,200	6,484
Adolor Corp. (b)(c)	26,570	232
Alexion Pharmaceuticals, Inc. (b)	21,140	914
Allergan, Inc.	24,180	2,680
Amylin Pharmaceuticals, Inc. (b)(c)	18,470	690
Applera Corp.-Celera Genomics Group (b)	18,870	268
BioMimetic Therapeutics, Inc. (b)	35,480	587
Bristol-Myers Squibb Co.	105,090	2,917
Cardinal Health, Inc.	84,850	6,190
Celgene Corp. (a)(b)	86,550	4,540
Cephalon, Inc. (a)(b)	32,140	2,289
Coley Pharmaceutical Group, Inc. (b)(c)	26,700	256
Community Health Systems, Inc. (b)	92,840	3,273
Covance, Inc. (b)	23,320	1,384
Coventry Health Care, Inc. (b)	12,280	688
Cytyc Corp. (b)	20,450	700
Digene Corp. (b)	40,330	1,710
Eli Lilly & Co.	46,300	2,487
Endo Pharmaceuticals Holdings, Inc. (b)	44,100	1,297
Express Scripts, Inc. (b)	18,980	1,532
Genentech, Inc. (b)	31,280	2,569
Genzyme Corp. (b)	16,220	973
Gilead Sciences, Inc. (b)	51,800	3,963
Health Net, Inc. (b)	12,590	677
Human Genome Sciences, Inc. (b)(c)	20,900	222
Johnson & Johnson (a)	43,670	2,632
Kyphon, Inc. (b)(c)	21,120	953
Medco Health Solutions, Inc. (b)	24,190	1,754
Medtronic, Inc.	78,900	3,871
Merck & Co., Inc.	82,680	3,652
Mindray Medical International Ltd. ADR (a)(c)	28,140	670
Nobel Biocare Holding AG	2,200	802
NuVasive, Inc. (b)	29,540	695
Quest Diagnostics, Inc. (c)	70,810	3,531
Schering-Plough Corp.	99,330	2,534
Shire Pharmaceuticals Group PLC ADR	31,060	1,923
Stryker Corp.	23,680	1,570
Teva Pharmaceutical Industries Ltd. ADR (c)	21,260	796
Theravance, Inc. (b)(c)	37,820	1,116
United Therapeutics Corp. (b)(c)	25,410	1,367
Vertex Pharmaceuticals, Inc. (b)	24,030	674
Wyeth (a)	58,030	2,903
Xtent, Inc. (b)(c)	45,310	509
Zimmer Holdings, Inc. (b)	22,630	1,933
Zymogenetics, Inc. (b)(c)	60,880	947
		84,354
Technology (b)—3.9%
Thermo Fisher Scientific, Inc.	76,940	3,597

Total Common Stock (cost—$89,444)		91,636

SHORT-TERM INVESTMENTS—12.5%

Collateral Invested for Securities on Loan (d)—7.6%
Allianz Dresdner Daily Asset Fund (e)	4,015,647	4,016

	Principal
	Amount
	(000s)
Goldman Sachs Group L.P., Series 2,
5.37% due 9/15/07, FRN (f)	$1,000	1,000
Morgan Stanley,
5.498% due 4/5/07	2,000	2,000
		7,016
Repurchase Agreement—4.9%
State Street Bank & Trust Co.,
dated 3/30/07, 4.90%, due	4,462	4,462
4/2/07, proceeds $4,464;
collateralized by Fannie Mae,
3.00%, due 8/15/07, valued
at $4,554 including accrued
interest (cost—$4,462)

Total Short-Term Investments (cost—$11,478)		11,478

OPTIONS PURCHASED (b) —0.3%

	Contracts
Call Options—0.0%
Atherogenics, Inc. (CBOE),
strike price $12.50, expires 4/21/07	151	1
CV Therapeutics, Inc. (CBOE),
strike price $15, expires 4/21/07	396	2
		3

Schedule of Investments
RCM Healthcare Fund
March 31, 2007 (unaudited)

		Value*
	Contracts	(000s)

Put Options—0.3%
Celgene Corp. (CBOE),
strike price $45, expires 7/21/07	865	$143
Cephalon, Inc. (CBOE),
strike price $65, expires 4/21/07	321	38
Nektar Therapeutics (CBOE),
strike price $12.50, expires 5/19/07	1,000	50
Vertex Pharmaceuticals, Inc. (CBOE),
strike price $30, expires 7/21/07	223	100
		331
Total Options Purchased (cost—$727)		334

Total Investments before options written and securities sold short (cost—$101,649)—112.4%		103,448

OPTIONS WRITTEN (b)—(0.1)%

Call Options—(0.1)%
Cephalon, Inc. (CBOE),
strike price $75, expires 4/21/07	321	(40)
Mindray Medical International Ltd. (CBOE),
strike price $30, expires 7/21/07	180	(14)
		(54)

Put Options—(0.0)%
Celgene Corp. (CBOE),
strike price $35, expires 7/21/07	865	(32)

Total Options Written (premiums received—$116)		(86)

SECURITIES SOLD SHORT (b)—(1.1%)

	Shares
Healthcare—(1.1)%
Intuitive Surgical, Inc.
(proceeds—$912)	8,540	(1,038)

Total Investments net of options written and securities sold short (cost—$100,621) (g)—111.2%		102,324

Liabilities in excess of other assets—(11.2)%		(10,341)

Net Assets—100.0%		$91,983

Notes to Schedule of Investments (amounts in thousands):

(a) All or partial amount segregated as collateral for options written and securities sold short.

(b) Non-income producing.

(c) All or portion of Security on loan with an aggregate market value of $6,764; cash collateral of $7,012 was received with which the Fund purchased short-term investments.

(d) Securities purchased with cash proceeds from securities on loan.

(e) Affiliated fund.

(f) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated these are not considered to be illiquid.

(g) Securities with an aggregate value of $802, representing 0.87% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Glossary:
ADR—American Depositary Receipt
CBOE—Chicago Board Options Exchange
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on March 31, 2007.

Schedule of Investments
RCM International Growth Equity Fund
March 31, 2007 (unaudited)

		Value*
	Shares	(000s)
COMMON STOCK—96.1%

Australia—2.3%
Brambles Ltd. (a)	83,325	$916
Westpac Capital Corp.	50,000	1,065
		1,981
Canada—1.2%
Canadian Natural Resources Ltd.	18,500	1,022

China—0.8%
Industrial & Commercial Bank of China (a)	1,233,000	685

France—12.3%
Accor S.A.	9,425	902
Arkema (a)	555	32
Companie Generale de
Geophysique S.A. (a)	2,394	504
Groupe Danone	6,500	1,064
Ipsen	26,500	1,302
L'Oreal S.A.	11,500	1,256
Pinault-Printemps-Redoute S.A.	7,370	1,183
Schneider Electric S.A.	9,952	1,266
Total S.A.	18,500	1,293
Vinci S.A.	11,700	1,824
		10,626
Germany—8.4%
BAYER AG	22,594	1,446
Commerzbank AG	24,000	1,060
Continental AG (d)	8,000	1,034
Hypo Real Estate Holding AG	16,500	1,053
Merck KGaA	9,500	1,227
SAP AG	33,604	1,498
		7,318
Greece—1.0%
National Bank of Greece S.A.	16,800	889

Hong Kong—2.1%
Cheung Kong Ltd.	72,000	910
Li & Fung Ltd.	285,800	894
		1,804
Italy—3.4%
Banca Popolare di Verona e
Novara S.c.r.l. (d)	28,000	872
Unicredito Italiano SpA	214,675	2,044
		2,916
Japan—21.9%
Asahi Glass Co., Ltd.	63,000	884
Canon, Inc.	14,000	752
East Japan Railway Co.	155	1,205
Fanuc Ltd.	10,800	1,001
Ibiden Co., Ltd.	19,400	1,002
Joyo Bank Ltd.	168,000	1,045
Kuraray Co., Ltd.	71,000	764
Mitsubishi Tokyo Financial
Group, Inc.	111	1,251
Mitsui Fudosan Co., Ltd.	37,000	1,082
Nidec Corp.	11,300	725
Nintendo Co., Ltd.	5,000	1,451
Nissan Motor Co., Ltd. (d)	131,700	1,407
NTT Data Corp.	234	1,185
Resona Holdings, Inc. (d)	340	911
Sharp Corp. (d)	44,000	846
SMC Corp.	4,600	615
Sumitomo Mitsui Financial
Group, Inc.	116	1,050
T&D Holdings, Inc.	12,500	858
Takeda Pharmaceutical Co., Ltd.	15,100	989
		19,023
Netherlands—7.2%
ABN AMRO Holding NV	49,000	2,111
ING Groep NV	24,802	1,049
Koninklijke (Royal) KPN NV	81,407	1,269
Royal Numico NV	35,850	1,849
		6,278
Norway—1.8%
Statoil ASA (d)	57,950	1,565

Singapore—1.4%
SembCorp Industries Ltd.	351,520	1,179

South Korea—1.2%
Samsung Electronics Co., Ltd.	1,730	1,031

Sweden—3.8%
Assa Abloy AB	42,000	967
Atlas Copco AB, Class A	29,300	974
Telefonaktiebolaget LM
Ericsson, Class B	374,500	1,388
		3,329
Switzerland—12.5%
ABB Ltd.	94,000	1,618
Credit Suisse Group	21,693	1,562
Holcim Ltd.	13,500	1,358
Lonza Group AG	7,700	741
Novartis AG	37,400	2,089
Roche Holdings AG	13,130	2,332
Zurich Financial Services AG	4,000	1,157
		10,857

Schedule of Investments

RCM International Growth Equity Fund

March 31, 2007 (unaudited)

		Value*
	Shares	(000s)

United Kingdom—14.8%
Barclays PLC	92,092	$1,306
BHP Billiton PLC	114,450	2,543
Diageo PLC	54,012	1,095
Prudential PLC	61,000	862
Reckitt Benckiser PLC	27,125	1,415
Serco Group PLC	128,600	1,163
Shire PLC	41,074	848
Vodafone Group PLC	433,097	1,158
Xstrata PLC	47,805	2,455
		12,845

Total Common Stock (cost—$66,368)		83,348

PREFERRED STOCK—3.5%

Germany—3.5%
Fresenius AG, (Eur 0.58)	18,000	1,431
Henkel KGaA, (Eur 1.50) (d)	10,880	1,612
Total Preferred Stock (cost—$2,533)		3,043

SHORT-TERM INVESTMENTS—10.2%

	Principal
	Amount
	(000s)
Collateral Invested for Securities on Loan (b)—10.1%
Adirondack 2005-1 Corp.,
5.324% due 4/25/07 (c)	$1,500	1,494
Bank of America N.A.,
5.488% due 11/8/07, FRN (c)	500	500
Bear Stearns Cos., Inc.,
5.558% due 4/2/07	500	500
Canadian Imperial Bank,
5.30% due 4/2/07	2,243	2,243
KKR Atlantic Funding Trust,
5.33% due 4/23/07 (c)	2,000	1,993
Morgan Stanley,
5.498% due 4/5/07	1,000	1,000
Ormond Quay Funding LLC,
5.31% due 5/30/07 (c)	1,000	1,000
		8,730

Repurchase Agreement—0.1%
State Street Bank & Trust Co.,
dated 3/30/07, 4.90%, due	114	114
4/2/07, proceeds $114;
collateralized by Fannie Mae,
3.00%, due 8/15/07, valued
at $119 including accrued
interest (cost—$114)

Total Short-Term Investments
(cost—$8,843)		8,844

Total Investments (cost—$77,744) (e)—109.8%		95,235

Liabilities in excess of other assets—(9.8)%		(8,543)

Net Assets—100.0%		$86,692

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) Securities purchased with cash proceeds from the securities on loan.

(c) 144A Security - Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) All or portion of Security on loan with an aggregate market value of $8,250; cash collateral of $8,705 was received with which the Fund purchased short-term investments.

(e) Securities with an aggregate value of $85,302, representing 98.40% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Glossary:
Eur—Euros
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on March 31, 2007.

Schedule of Investments
RCM Large-Cap Growth Fund
March 31, 2007 (unaudited)

		Value*
	Shares	(000s)
COMMON STOCK—98.4%

Aerospace—3.1%
Boeing Co.	121,600	$10,811
United Technologies Corp.	85,700	5,571
		16,382
Capital Goods—4.3%
General Electric Co.	428,000	15,134
Textron, Inc.	83,200	7,471
		22,605
Consumer Discretionary—8.4%
Coach, Inc. (b)	142,500	7,132
Federated Department Stores, Inc.	279,300	12,583
J.C. Penney Co., Inc. (c)	168,900	13,877
Starbucks Corp. (b)	135,848	4,260
Walgreen Co.	143,000	6,562
		44,414
Consumer Services—3.2%
Marriott International, Inc., Class A	240,700	11,785
News Corp., Class A	220,500	5,098
		16,883
Consumer Staples—7.2%
Colgate-Palmolive Co.	162,800	10,873
PepsiCo, Inc.	192,500	12,235
Procter & Gamble Co. (c)	237,800	15,020
		38,128
Energy—5.1%
Schlumberger Ltd. (c)	193,000	13,337
Transocean, Inc. (b)(c)	52,500	4,289
Weatherford International Ltd. (b)(c)	217,100	9,791
		27,417
Financial Services—14.5%
American International Group, Inc.	159,600	10,728
Citigroup, Inc.	268,600	13,790
Franklin Resources, Inc.	98,400	11,890
Genworth Financial, Inc., Class A (c)	116,700	4,078
Merrill Lynch & Co., Inc.	129,500	10,576
Northern Trust Corp.	67,000	4,029
U.S. Bancorp (c)	343,400	12,009
Zions Bancorporation	119,900	10,134
		77,234
Healthcare—19.4%
Abbott Laboratories	172,500	9,626
Aetna, Inc.	178,200	7,803
Allergan, Inc.	51,700	5,729
Amgen, Inc. (b)	133,600	7,466
Genentech, Inc. (b)	98,700	8,105
Gilead Sciences, Inc. (b)	135,400	10,358
Novartis AG ADR	138,900	7,588
Schering-Plough Corp.	220,600	5,628
Shire Pharmaceuticals
Group PLC ADR	116,350	7,202
St. Jude Medical, Inc. (b)	173,700	6,533
UnitedHealth Group, Inc.	134,400	7,119
Wyeth	230,200	11,517
Zimmer Holdings, Inc. (b)(c)	98,400	8,404
		103,078
Materials & Processing—0.5%
Air Products & Chemicals, Inc.	36,500	2,700

Multi-Media—3.5%
Comcast Corp., Class A (b)(c)	272,200	7,064
Walt Disney Co.	336,200	11,575
		18,639
Retail—1.0%
CVS Corp.	158,900	5,425

Technology—20.1%
Adobe Systems, Inc. (b)	172,600	7,197
Apple Computer, Inc. (b)	110,800	10,295
EMC Corp. (b)	504,800	6,992
Google, Inc., Class A (b)(c)	28,600	13,103
Hewlett-Packard Co.	372,000	14,932
Intel Corp. (c)	675,400	12,920
Marvell Technology
Group Ltd. (b)(c)	413,400	6,949
Microsoft Corp.	440,700	12,282
Texas Instruments, Inc.	424,300	12,772
Yahoo!, Inc. (b)	304,000	9,512
		106,954
Telecommunications—6.8%
AT&T, Inc. (a)(c)	382,600	15,086
Cisco Systems, Inc. (a)(b)	428,500	10,939
QUALCOMM, Inc.	237,200	10,119
		36,144
Transportation—1.3%
Burlington Northern
Santa Fe Corp.	85,800	6,901

Total Common Stock
(cost—$449,101)		522,904

Schedule of Investments
RCM Large-Cap Growth Fund
March 31, 2007 (unaudited)

		Value*
	Shares	(000s)
SHORT-TERM INVESTMENTS—17.8%

Collateral Invested for
Securities on Loan (d)—15.5%
Allianz Dresdner Daily Asset Fund (e)	79,112,913	$79,113

	Principal
	Amount
	(000s)
Morgan Stanley,
5.44% due 3/3/08, FRN	$3,000	3,000
		82,113

Repurchase Agreement—2.3%
State Street Bank & Trust Co.,
dated 3/30/07, 4.90%, due	12,270	12,270
4/2/07, proceeds $12,275;
collateralized by Fannie Mae,
3.00%, due 8/15/07, valued
at $12,516 including accrued
interest (cost—$12,270)

Total Short-Term Investments
(cost—$94,383)		94,383

OPTIONS PURCHASED (b)—0.7%

	Contracts
Call Options—0.7%
Air Products & Chemicals,
(CBOE), strike price $75,
expires 1/17/09	645	587
Apple, Inc. (CBOE),
strike price $95, expires 7/21/07	755	513
AT&T, Inc. (CBOE),
strike price $35, expires 1/19/08	2,398	1,391
Cisco Systems, Inc.,
(CBOE), strike price $75,
expires 1/19/08	4,285	1,380

Total Options Purchased (cost—$2,819)		3,871

Total Investments before options written (cost—$546,303)—116.9%		621,158

OPTIONS WRITTEN (b) —(0.7)%

Call Options—(0.4)%
AT&T, Inc. (CBOE),
strike price $40, expires 1/19/08	2,398	(635)
Cisco Systems, Inc. (CBOE),
strike price $30, expires 1/19/08	8,570	(1,071)
Marvell Technology Group Ltd. (CBOE),
strike price $25, expires 1/19/08	4,134	(207)
		(1,913)

Put Options—(0.3)%
Air Products & Chemicals (CBOE),
strike price $65, expires 1/17/09	645	(226)
Apple, Inc. (CBOE),
strike price $85, expires 7/21/07	755	(244)
AT&T, Inc. (CBOE),
strike price $30, expires 1/19/08	2,398	(96)
Marvell Technology Group Ltd. (CBOE),
strike price $15, expires 1/19/08	4,134	(537)
Starbucks Corp. (CBOE),
strike price $30, expires 1/19/08	2,314	(440)
		(1,543)

Total Options Written
(premiums received—$3,751)		(3,456)

Total Investments net of options written (cost—$542,552)—116.2%		617,702

Liabilities in excess of other assets—(16.2)%		(86,225)

Net Assets—100.0%		$531,477

Notes to Schedule of Investments (amounts in thousands):

(a) All or partial amount segregated as collateral for options written.

(b) Non-income producing.

(c) All or portion of Security on loan with an aggregate market value of $79,691; cash collateral of $82,111 was received with which the Fund purchased short-term investments.

(d) Securities purchased with cash proceeds from the securities on loan

(e) Affiliated fund.

Glossary:
ADR—American Depositary Receipt
CBOE—Chicago Board Options Exchange
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on March 31, 2007.

Schedule of Investments
RCM Mid-Cap Fund
March 31, 2007 (unaudited)

		Value*
	Shares	(000s)
COMMON STOCK—99.2%

Aerospace—0.9%
Goodrich Corp.	14,560	$750

Building/Construction—1.3%
Foster Wheeler Ltd. (a)	16,516	964
KB Home	2,470	106
		1,070
Capital Goods—4.4%
Cooper Industries Ltd., Class A	30,878	1,389
Intermec, Inc. (a)(b)	42,279	944
Rockwell Automation, Inc.	9,822	588
Roper Industries, Inc.	15,189	834
		3,755
Communications (a)—2.7%
Comverse Technology, Inc.	33,804	721
NII Holdings, Inc., Class B	21,674	1,608
		2,329
Consumer Discretionary—13.9%
Applebees International, Inc.	25,284	627
Coach, Inc. (a)	28,620	1,433
Dick's Sporting Goods, Inc. (a)	9,580	558
Family Dollar Stores, Inc.	26,450	784
GameStop Corp. (a)(b)	28,900	941
International Game Technology	38,612	1,559
J.C. Penney Co., Inc.	15,361	1,262
Nordstrom, Inc.	18,421	975
Oshkosh Truck Corp., Class B	7,470	396
Phillips-Van Heusen	20,063	1,180
Polo Ralph Lauren Corp., Class A	11,621	1,024
Ross Stores, Inc.	32,248	1,109
		11,848
Consumer Services—6.6%
E.W. Scripps Co. Class A	17,915	800
Everest Re Group Ltd.	9,180	883
Hertz Global Holdings, Inc. (a)	30,358	720
Monster Worldwide, Inc. (a)(b)	17,295	819
National CineMedia, Inc. (a)	25,190	673
Quanta Services, Inc. (a)(b)	26,622	671
UTI Worldwide, Inc.	41,717	1,025
		5,591
Consumer Staples—5.2%
Bunge Ltd. (b)	6,970	573
Clorox Co.	21,556	1,373
Hansen Natural Corp. (a)(b)	35,092	1,329
Pepsi Bottling Group, Inc. (b)	36,843	1,175
		4,450
Energy—9.8%
Grant Prideco, Inc. (a)	20,389	1,016
National-Oilwell , Inc. (a)	28,750	2,237
Noble Energy, Inc.	5,400	322
Southwestern Energy Co. (a)	43,352	1,777
Sunoco, Inc.	16,780	1,182
Sunpower Corp. (a)(b)	2,900	132
Weatherford
International Ltd. (a)(b)	37,502	1,691
		8,357
Environmental Services—1.5%
Republic Services, Inc.	44,133	1,228

Financial Services—7.5%
Affiliated Managers
Group, Inc. (a)(b)	8,106	878
City National Corp.	10,831	797
Federated Investors, Inc.	19,930	732
Lazard Ltd., Class A (b)	30,816	1,546
Northern Trust Corp.	24,377	1,466
Zions Bancorporation	11,732	992
		6,411
Healthcare—13.7%
Allergan, Inc.	11,940	1,323
Brookdale Senior Living, Inc. (b)	15,388	687
Celgene Corp. (a)	19,349	1,015
Community Health Systems, Inc. (a)	4,240	149
Cytyc Corp. (a)	18,700	640
Digene Corp. (a)	11,350	481
Endo Pharmaceuticals
Holdings, Inc. (a)	37,722	1,109
Express Scripts, Inc. (a)	14,810	1,196
Forest Laboratories, Inc. (a)	2,960	152
Health Net, Inc. (a)	14,881	801
Kyphon, Inc. (a)(b)	24,222	1,093
PDL BioPharma, Inc. (a)(b)	23,054	500
Quest Diagnostics, Inc. (b)	18,827	939
Shire Pharmaceuticals
Group PLC ADR	19,733	1,222
Theravance, Inc. (a)	14,168	418
		11,725
Hotels/Gaming—2.8%
Melco PBL Entertainment
Macau Ltd. ADR (a)	41,314	667
Starwood Hotels & Resorts
Worldwide, Inc.	26,862	1,742
		2,409
Information Technology—0.6%
Seagate Technology, Inc.	22,939	534

Materials & Processing—5.1%
Air Products & Chemicals, Inc.	16,268	1,203
Allegheny Technologies, Inc.	5,330	568

Schedule of Investments
RCM Mid-Cap Fund
March 31, 2007 (unaudited)

		Value*
	Shares	(000s)

Ecolab, Inc.	7,040	$303
Precision Castparts Corp.	18,837	1,960
Rohm & Haas Co.	6,783	351
		4,385
Technology—21.7%
Activision, Inc. (a)(b)	97,178	1,841
Ametek, Inc.	41,509	1,434
Analog Devices, Inc.	7,000	241
Autodesk, Inc. (a)	19,900	748
BEA Systems, Inc. (a)	65,240	756
Broadcom Corp., Class A (a)	13,337	428
Citrix Systems, Inc. (a)	19,650	629
Cognizant Technology Solutions Corp. (a)	13,569	1,198
Energy Conversion Devices, Inc. (a)(b)	9,339	326
Global Payments, Inc.	30,235	1,030
Intersil Corp.	51,500	1,364
Marvell Technology Group Ltd. (a)	25,460	428
Maxim Integrated Products, Inc.	30,851	907
McAfee, Inc. (a)	11,600	337
Microchip Technology, Inc. (b)	28,126	999
National Semi-conductor Corp.	45,570	1,100
Network Appliance, Inc. (a)	13,220	483
PMC-Sierra, Inc. (a)(b)	25,000	175
Red Hat, Inc. (a)(b)	43,640	1,001
Salesforce.com, Inc. (a)	7,610	326
SBA Communications Corp. (a)	47,666	1,409
Thermo Fisher Scientific, Inc. (a)	29,680	1,388
		18,548
Telecommunications (a)—0.9%
SAVVIS, Inc.	16,267	779

Transportation—0.6%
Landstar System, Inc.	11,104	509

Total Common Stock (cost—$75,759)		84,678

SHORT-TERM INVESTMENTS—17.5%

Collateral Invested for Securities on Loan (c)(d)—15.8%
Allianz Dresdner Daily Asset Fund	13,526,622	13,527

	Principal
	Amount
	(000s)

Repurchase Agreement—1.7%
State Street Bank & Trust Co.,
dated 3/30/07, 4.90%, due	$1,456	1,456
4/2/07, proceeds $1,457;
collateralized by Federal Home
Loan Bank, 4.125%, due
10/19/07, valued at $1,488
including accrued interest
(cost—$1,456)

Total Short-Term Investments (cost—$14,983)		14,983

Total Investments (cost—$90,742)—116.7%		99,661

Liabilities in excess of other assets—(16.7)%		(14,254)

Net Assets—100.0%		$85,407

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or portion of Security on loan with an aggregate market value of $13,150; cash collateral of $13,527 was received with which the Fund purchased short-term investments.

(c) Security purchased with cash proceeds from securities on loan.

(d) Affiliated fund.

Glossary:
ADR—American Depositary Receipt

Schedule of Investments
RCM Small-Cap Growth Fund
March 31, 2007 (unaudited)

		Value*
	Shares	(000s)
COMMON STOCK—95.9%

Aerospace—3.2%
Armor Holdings, Inc. (a)	960	$65
BE Aerospace, Inc. (a)	3,360	106
Heico Corp.	2,010	63
		234
Automotive—1.0%
LKQ Corp. (a)	3,200	70

Building/Construction—0.9%
Williams Scotsman International, Inc. (a)	3,310	65

Communications—0.8%
inVentiv Health, Inc. (a)	1,610	62

Consumer Discretionary—12.1%
Applebee's International, Inc.	2,160	54
Central European Distribution Corp. (a)(b)	3,010	88
Childrens Place Retail Stores, Inc. (a)	940	52
CROCS, Inc. (a)(b)	2,252	106
First Cash Financial Services, Inc. (a)	2,480	55
Hibbett Sports, Inc. (a)	2,140	61
Iconix Brand Group, Inc. (a)	4,310	88
Knoll, Inc.	4,550	109
Krispy Kreme Doughnuts, Inc. (a)(b)	5,040	51
Miller Herman, Inc.	1,250	42
Pool Corp. (b)	1,380	49
Ruth's Chris Steak House (a)	2,830	58
Volcom, Inc. (a)	1,940	67
		880
Consumer Services—5.7%
Advisory Board Co. (a)	1,050	53
AMN Healthcare Services, Inc. (a)	2,870	65
Central European Media Enterprises
Ltd., Class A (a)	930	82
Euronet Worldwide, Inc. (a)(b)	1,300	35
Kenexa Corp. (a)	1,660	52
Life Time Fitness, Inc. (a)	1,390	72
Monro Muffler Brake, Inc.	1,520	53
		412
Consumer Staples (b)—3.7%
Andersons, Inc.	1,910	85
Hansen Natural Corp. (a)	1,980	75
Physicians Formula Holdings, Inc. (a)	2,620	49
United Natural Foods, Inc. (a)	1,990	61
		270
Electronics (a)—0.6%
Measurement Specialties, Inc.	2,010	46

Energy (a)—5.2%
Basic Energy Services, Inc.	2,370	55
Dril-Quip, Inc.	1,380	60
GMX Resources, Inc. (b)	2,110	65
Superior Energy Services	2,260	78
Superior Well Services, Inc.	2,890	66
Tetra Technologies, Inc.	2,340	58
		382
Financial Services—11.5%
Affiliated Managers Group, Inc. (a)(b)	1,240	134
Castlepoint Holdings Ltd.	3,684	60
GFI Group, Inc. (a)	1,230	84
Innkeepers U.S.A. Trust, REIT	3,030	49
NewStar Financial, Inc. (a)	3,290	55
NexCen Brands, Inc. (a)	5,230	52
OptionsXpress Holding, Inc.	1,980	47
PrivateBancorp, Inc.	1,230	45
Stifel Financial Corp. (a)(b)	1,280	57
Sunstone Hotel Investors, Inc., REIT	1,930	53
Tower Group, Inc.	2,300	74
United Community Banks, Inc.	1,840	60
Virginia Commerce Bancorp (a)(b)	3,020	65
		835
Healthcare—19.2%
Adams Respiratory
Therapeutics, Inc. (a)	1,600	54
Alkermes, Inc. (a)	1,800	28
American Medical Systems
Holdings, Inc. (a)(b)	3,180	67
AngioDynamics, Inc. (a)	1,570	27
Animal Health International, Inc. (a)	6,480	78
Arthrocare Corp. (a)	1,000	36
Conceptus, Inc. (a)	2,250	45
Digene Corp. (a)	1,160	49
Five Star Quality Care, Inc. (a)(b)	5,465	56
HealthExtras, Inc. (a)	980	28
ICU Medical, Inc. (a)	1,200	47
Illumina, Inc. (a)(b)	900	26
Immucor, Inc. (a)	3,000	88
Integra LifeSciences
Holdings Corp. (a)	1,410	64
Inverness Med Innovations, Inc. (a)	1,300	57

Schedule of Investments
RCM Small-Cap Growth Fund
March 31, 2007 (unaudited)

		Value*
	Shares	(000s)

Kyphon, Inc. (a)(b)	1,210	$55
Nighthawk Radiology Holdings, Inc. (a)	1,680	31
Option Care, Inc. (b)	4,570	61
OraSure Technologies, Inc. (a)(b)	4,160	31
PDL BioPharma, Inc. (a)(b)	2,500	54
PSS World Medical, Inc. (a)	2,970	63
Psychiatric Solutions, Inc. (a)	2,790	113
Radiation Therapy Services, Inc. (a)(b)	2,160	66
Sun Healthcare Group, Inc. (a)	4,850	60
VCA Antech, Inc. (a)	340	12
Viasys Healthcare, Inc. (a)	3,040	103
		1,399
Industrial—1.9%
Regal-Beloit Corp.	1,210	56
World Fuel Services Corp.	1,740	81
		137
Manufacturing (a)—0.3%
RBC Bearings, Inc.	750	25

Materials & Processing—2.2%
Carpenter Technology Corp.	330	40
Genlyte Group, Inc. (a)	920	65
Sun Hydraulics Corp.	2,150	57
		162
Technology—21.5%
Allscripts Healthcare
Solutions, Inc. (a)(b)	2,050	55
Anixter International, Inc. (a)	780	51
DealerTrack Holdings, Inc. (a)	2,330	72
Emulex Corp. (a)	2,310	42
Energy Conversion Devices, Inc. (a)(b)	1,220	43
Exar Corp. (a)	4,260	56
FormFactor, Inc. (a)	1,190	53
i2 Technologies, Inc. (a)(b)	2,790	67
Informatica Corp. (a)	4,000	54
Internap Network Services Corp. (a)	3,410	54
Knot, Inc. (a)(b)	1,480	32
MICROS Systems, Inc. (a)	1,520	82
Nuance Communications, Inc. (a)(b)	4,020	62
NutriSystem, Inc. (a)(b)	1,350	71
Omnicell, Inc. (a)	3,050	64
ON Semi-conductor Corp. (a)(b)	6,740	60
OPNET Technologies, Inc. (a)	3,560	48
Patni Computer Systems Ltd. ADR	2,230	51
Pericom Semi-conductor Corp. (a)	4,870	48
PMC-Sierra, Inc. (a)(b)	8,060	56
Syntel, Inc.	1,660	57
Systems Xcellence, Inc. (a)	2,231	42
Transaction Systems
Architects, Inc. (a)	2,910	94
Ultimate Software Group, Inc. (a)	1,730	45
ValueClick, Inc. (a)	2,030	53
Varian Semi-conductor Equipment
Assoc., Inc. (a)	1,830	98
Viasat, Inc. (a)	1,600	53
		1,563
Telecommunications—4.4%
Dobson Communications Corp. (a)	6,140	53
Eschelon Telecom, Inc. (a)	3,300	95
Golden Telecom, Inc.	1,020	56
NTELOS Holdings Corp. (a)	2,860	55
PAETEC Holding Corp. (a)	5,790	61
		320
Transportation—1.7%
Copa Holdings S.A.	1,260	65
Old Dominion Freight Line, Inc. (a)	1,960	56
		121

Total Common Stock (cost—$6,534)		6,983

SHORT-TERM INVESTMENTS—22.0%

Collateral Invested for Securities on Loan (c)(d)—20.3%
Allianz Dresdner Daily Asset Fund	1,476,225	1,476

	Principal
	Amount
	(000s)
Repurchase Agreement—1.7%
State Street Bank & Trust Co.,
dated 3/30/07, 4.90%, due	$128	128
4/2/07, proceeds $128;
collateralized by Federal Home
Loan Bank, 4.125%, due
2/15/08, valued at $134
including accrued interest
(cost—$128)

Total Short-Term Investments (cost—$1,604)		1,604

Total Investments (cost—$8,138)—117.9%		8,587

Liabilities in excess of other assets—(17.9)%		(1,305)

Net Assets—100.0%		$7,282

Schedule of Investments
RCM Small-Cap Growth Fund
March 31, 2007 (unaudited)

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or portion of Security on loan with an aggregate market value of $1,429; cash collateral of $1,476 was received with which the Fund purchased short-term investments.

(c) Security purchased with cash proceeds from securities on loan.

(d) Affiliated fund.

Glossary:
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

Schedule of Investments
RCM Strategic Growth Fund
March 31, 2007 (unaudited)

		Value*
	Shares	(000s)
COMMON STOCK—91.2%

Aerospace—3.6%
Boeing Co. (b)	675	$60
General Dynamics Corp.	546	42
United Technologies Corp.	580	37
		139
Building/Construction—0.8%
ABB Ltd.	1,700	29

Capital Goods—2.4%
Danaher Corp.	596	42
Fluor Corp.	555	50
		92
Chemicals—1.8%
EI Du Pont de Nemours & Co.	50	3
Monsanto Co.	606	33
Mosaic Co. (c)	255	7
Praxair, Inc.	325	20
Wacker Chemie AG (c)	38	7
		70
Communications—0.9%
Focus Media Holding Ltd. ADR (c)	430	34

Consumer Discretionary—13.0%
Coach, Inc. (c)	898	45
CVS Corp.	1,060	36
Federated Department Stores, Inc.	1,104	50
GameStop Corp. (c)	1,554	51
J.C. Penney Co., Inc. (b)	850	70
Nintendo Co., Ltd.	257	74
Phillips-Van Heusen	760	45
Starbucks Corp. (c)	744	23
Under Armour, Inc. (c)	1,040	53
Walgreen Co.	1,090	50
Walt Disney Co.	108	4
		501
Consumer Service—1.2%
Quanta Services, Inc. (c)	1,560	39
SAIC, Inc. (c)	460	8
		47
Consumer Staples—6.6%
Clorox Co.	131	8
Colgate-Palmolive Co.	719	48
Hansen Natural Corp. (c)	1,315	50
Orkla ASA	77	6
PepsiCo, Inc.	1,273	81
Procter & Gamble Co.	936	59
		252
Energy—3.1%
BHP Billiton Ltd. ADR	390	19
Cameron International Corp. (c)	210	13
First Solar, Inc. (c)	91	5
National-Oilwell Varco, Inc. (c)	145	11
Q-Cells AG (c)	97	6
Renewable Energy Corp. (c)	545	12
Schlumberger Ltd.	166	11
Sunpower Corp. (c)	453	21
Suntech Power Holdings Co., Ltd. ADR (c)	350	12
Valero Energy Corp.	147	10
		120
Financial Services—6.2%
Chicago Mercantile Exchange
Holdings, Inc. (b)	62	33
Citigroup, Inc.	75	4
DBS Group Holdings Ltd.	3,030	43
Lazard Ltd., Class A	1,045	52
Merrill Lynch & Co., Inc.	45	4
U.S. Bancorp	1,874	66
Wachovia Corp.	698	38
		240
Healthcare—14.3%
Abbott Laboratories (b)	1,440	80
Aetna, Inc.	1,125	49
Allergan, Inc.	310	34
Amgen, Inc. (c)	630	35
Bristol-Myers Squibb Co.	1,050	29
Celgene Corp. (c)	1,357	71
Genentech, Inc. (c)	516	43
Gilead Sciences, Inc. (c)	811	62
St. Jude Medical, Inc. (b)(c)	1,450	55
Theravance, Inc. (c)	1,130	33
UnitedHealth Group, Inc.	51	3
Wyeth	1,060	53
		547
Hotels/Gaming—2.5%
Starwood Hotels & Resorts (b)
Worldwide, Inc. (b)	1,472	96

Industrial—0.4%
Cummins, Inc.	49	7
Deere & Co.	60	7
		14
Information Technology—0.6%
Seagate Technology, Inc.	1,045	24

Materials & Processing—1.9%
Air Products & Chemicals, Inc.	42	3
Dow Chemical Co.	285	13

Schedule of Investments
RCM Strategic Growth Fund
March 31, 2007 (unaudited)

		Value*
	Shares	(000s)

Precision Castparts Corp.	435	$45
Terra Industries, Inc. (c)	220	4
Tokuyama Corp.	320	6
		71
Metals & Mining—1.3%
Anglo Platinum Ltd.	324	51

Technology—24.5%
Activision, Inc. (c)	1,570	30
Adobe Systems, Inc. (c)	400	17
American Tower Corp. (c)	198	8
Analog Devices, Inc.	270	9
Apple Computer, Inc. (c)	649	60
Autodesk, Inc. (c)	650	24
Broadcom Corp., Class A (c)	275	9
Cerner Corp. (b)(c)	1,190	65
Chartered Semi-conductor
Manufacturing Ltd. ADR (c)	3,835	36
Cisco Systems, Inc. (c)	1,820	46
Cogent, Inc. (c)	414	6
Cognizant Technology Solutions
Corp., Class A (c)	473	42
Corning, Inc. (c)	720	16
Energy Conversion Devices, Inc. (c)	490	17
FormFactor, Inc. (c)	350	16
Global Payments, Inc.	110	4
Google, Inc., Class A (b)(c)	214	98
Infineon Technologies AG (c)	1,620	25
Marvell Technology Group Ltd. (c)	1,570	26
Maxim Integrated Products, Inc.	990	29
MEMC Electronic Materials, Inc. (c)	100	6
Network Appliance, Inc. (c)	862	32
NVIDIA Corp. (c)	610	18
ON Semi-conductor Corp. (c)	1,030	9
QUALCOMM, Inc.	964	41
Red Hat, Inc. (c)	1,725	40
Research In Motion Ltd. (c)	80	11
Salesforce.com, Inc. (c)	1,006	43
Samsung Electronics Co., Ltd.	45	27
SINA Corp. (c)	350	12
Taiwan Semi-conductor Manufacturing Co., Ltd. ADR	935	10
Telefonaktiebolaget LM Ericsson ADR	1	—	(e)
Tencent Holdings Ltd.	11,610	38
THQ, Inc. (c)	708	24
Varian Semi-conductor Equipment Assoc., Inc. (c)	230	12
Yahoo!, Inc. (c)	1,120	35
		941
Telecommunications—5.1%
Amdocs Ltd. (c)	430	16
AT&T, Inc.	1,800	71
Comverse Technology, Inc. (c)	1,700	36
Level 3 Communications, Inc. (c)	4,150	25
NII Holdings, Inc., Class B (c)	658	49
		197
Transportation—1.0%
Burlington Northern Santa Fe Corp.	472	38

Total Common Stock (cost—$3,172)		3,503

WARRANTS (c)—1.1%

Financial Services—1.1%
Merrill Lynch-Hon Hai Precision Industry Co.,	Units
Ltd., Expires 11/17/10	3,840	26
Merrill Lynch-Infosys Technologies Ltd., Expires
11/22/10	340	16

Total Warrants (cost—$42)		42

SHORT-TERM INVESTMENT—5.6%

	Principal
	Amount
	(000s)
Repurchase Agreement—5.6%
State Street Bank & Trust Co.,
dated 3/30/07, 4.90%, due	$215	215
4/2/07, proceeds $215;
collateralized by Federal Home
Loan Bank, 4.125%, due
10/19/07, valued at $223
including accrued interest
(cost—$215)

OPTIONS PURCHASED (c)—2.1%

	Contracts
Call Options—2.0%
Air Products & Chemicals (CBOE),
strike price $75, expires 1/17/09	6	5
American Tower Corp. (CBOE),
strike price $40, expires 1/19/08	2	1
Apple, Inc. (CBOE),
strike price $95, expires 7/21/07	1	1
strike price $95, expires 1/19/08	4	5

Schedule of Investments
RCM Strategic Growth Fund
March 31, 2007 (unaudited)

		Value*
	Contracts	(000s)

AT&T, Inc. (CBOE),
strike price $35, expires 1/19/08	10	$6
Autodesk, Inc. (CBOE),
strike price $40, expires 1/19/08	3	1
Cisco Systems, Inc. (CBOE),
strike price $17.50, expires 1/19/08	3	3
strike price $27.50, expires 4/18/08	3	1
Clorox Co. (CBOE),
strike price $60, expires 1/19/08	9	6
strike price $65, expires 1/19/08	6	2
Corning, Inc. (CBOE),
strike price $22.50, expires 8/18/07	9	2
Electronic Arts, Inc. (CBOE),
strike price $55, expires 1/19/08	2	—	(e)
Ericsson, Inc. (CBOE),
strike price $40, expires 7/21/07	5	1
Federated Department Stores, Inc. (CBOE),
strike price $42.50, expires 1/19/08	13	8
Google, Inc. (CBOE),
strike price $490, expires 1/19/08	1	4
Hewlett Packard Co. (CBOE),
strike price $30, expires 1/19/08	15	17
Microsoft Corp. (CBOE),
strike price $22.50, expires 1/19/08	9	6
QUALCOMM, Inc. (CBOE),
strike price $40, expires 1/19/08	8	6
Red Hat, Inc. (CBOE),
strike price $25, expires 9/22/07	4	1
Red Hat, Inc. (OTC),
strike price $20, expires 4/20/07	2	—	(e)
Research In Motion Ltd. (CBOE),
strike price $135, expires 6/16/07	1	1
		77

Put Options—0.1%
Apple, Inc. (CBOE),
strike price $65, expires 7/21/07	3	—	(e)
Nasdaq-100 Index Tracking Stock (OTC),
strike price $44, expires 4/21/07	39	3
		3
Total Options Purchased
(cost—$71)		80

Total Investments before options written and securities sold short (cost—$3,500) (d)—100.0%		3,840

OPTIONS WRITTEN (c)—1.2%

Call Options—(0.4)%
Adobe Systems, Inc. (CBOE),
strike price $42.50, expires 7/21/07	1	—	(e)
AT&T, Inc. (CBOE),
strike price $40, expires 1/19/08	10	(3)
Celgene Corp. (CBOE),
strike price $60, expires 7/21/07	1	—	(e)
strike price $65, expires 4/21/07	5	—	(e)
Cerner Corp. (CBOE),
strike price $60, expires 9/22/07	2	(1)
Cisco Systems, Inc. (CBOE),
strike price $30, expires 7/21/07	9	—	(e)
Cognizant Technology Solutions (CBOE),
strike price $90, expires 7/21/07	2	(1)
Electronic Arts, Inc. (CBOE),
strike price $60, expires 6/16/07	3	—	(e)
Federated Department Stores, Inc. (CBOE),
strike price $50, expires 1/19/08	16	(4)
Microsoft Corp. (CBOE),
strike price $27.50, expires 1/19/08	7	(2)
Monsanto Co. (CBOE),
strike price $55, expires 1/19/08	2	(1)
NII Holdings, Inc. (CBOE),		—	(e)
strike price $80, expires 6/16/07	1	—	(e)
Oil Service Holders Trust (CBOE),
strike price $155, expires 4/21/07	3	—	(e)
strike price $165, expires 7/21/07	4	(1)
Research In Motion Ltd. (CBOE),
strike price $145, expires 4/21/07	1	—	(e)
SAIC, Inc. (CBOE),
strike price $20, expires 8/18/07	4	—	(e)
Schlumberger Ltd. (CBOE),
strike price $67.50, expires 8/18/07	1	(1)
Sina Corp. (CBOE),
strike price $35, expires 6/16/07	2	(1)
Terra Industries, Inc. (CBOE),
strike price $20, expires 9/22/07	2	—	(e)
Valero Energy Corp. (CBOE),
strike price $65, expires 9/22/07	1	(1)
		(16)

Put Options—(0.8)%
Advanced Micro Devices, Inc. (CBOE),
strike price $12, expires 10/20/07	8	(1)
Air Products & Chemicals (CBOE),
strike price $65, expires 1/17/09	6	(2)

Schedule of Investments
RCM Strategic Growth Fund
March 31, 2007 (unaudited)

		Value*
	Contracts	(000s)

American Tower Corp. (CBOE),
strike price $32.50, expires 1/19/08	2	$—	(e)
Apple, Inc. (CBOE),
strike price $75, expires 1/19/08	3	(1)
strike price $80, expires 1/19/08	1	(1)
AT&T, Inc. (CBOE),
strike price $30, expires 1/19/08	10	—	(e)
Autodesk, Inc. (CBOE),
strike price $35, expires 1/19/08	3	(1)
strike price $37.50, expires 10/20/07	3	(1)
Cisco Systems, Inc. (CBOE),
strike price $22.50, expires 1/19/08	3	—	(e)
strike price $23.75, expires 1/17/09	15	(3)
Comverse Technology, Inc. (CBOE),
strike price $20, expires 7/21/07	7	(1)
Corning, Inc. (CBOE),
strike price $20, expires 8/18/07	9	(1)
Electronic Arts, Inc. (CBOE),
strike price $45, expires 6/16/07	3	—	(e)
strike price $45, expires 1/19/08	2	(1)
strike price $50, expires 1/19/08	1	—	(e)
Energy Conversion Devices, Inc. (CBOE),
strike price $30, expires 9/22/07	5	(1)
Ericsson, Inc. (CBOE),
strike price $32.50, expires 10/20/07	3	—	(e)
strike price $35, expires 7/21/07	5	(1)
Federated Department Stores, Inc. (CBOE),
strike price $37.50, expires 1/19/08	5	(1)
Focus Media Holdings Ltd. (CBOE),
strike price $75, expires 10/20/07	1	(1)
Google, Inc. (CBOE),
strike price $430, expires 1/19/08	1	(3)
Hewlett Packard Co. (CBOE),
strike price $40, expires 8/18/07	2	—	(e)
Intel Corp. (CBOE),
strike price $17.50, expires 1/19/08	15	(1)
Monsanto Co. (CBOE),
strike price $45, expires 7/21/07	2	—	(e)
Nasdaq-100 Index Tracking Stock (OTC),
strike price $40, expires 4/21/07	30	—	(e)
Network Appliances, Inc. (CBOE),
strike price $35, expires 1/19/08	3	(1)
Nvidia Corp. (CBOE),
strike price $30, expires 6/16/07	2	(1)
Oil Service Holders Trust (CBOE),
strike price $125, expires 7/21/07	4	(1)
strike price $135, expires 4/21/07	3	—	(e)
QUALCOMM, Inc. (CBOE),
strike price $35, expires 7/21/07	7	—	(e)
strike price $35, expires 1/19/08	8	(1)
Red Hat, Inc. (CBOE),
strike price $20, expires 1/19/08	10	(2)
Red Hat, Inc. (OTC),
strike price $15, expires 4/20/07	8	—	(e)
Research In Motion Ltd. (CBOE),
strike price $115, expires 6/16/07	2	—	(e)
strike price $120, expires 6/16/07	3	(1)
Salesforce Com., Inc. (CBOE),
strike price $35, expires 5/19/07	1	—	(e)
Starbucks Corp. (CBOE),
strike price $30, expires 1/19/08	12	(2)
Valero Energy Corp. (CBOE),
strike price $52.50, expires 6/16/07	2	—	(e)
Yahoo, Inc. (CBOE),
strike price $30, expires 10/20/07	3	(1)
		(31)
Total Options Written
(premiums received—$61)		(47)

SECURITIES SOLD SHORT—(6.0)%

	Shares
Computer Software—(0.3)%
SAP AG ADR	233	(10)

Electronics—(0.3)%
Advantest Corp.	230	(10)

Exchange-Traded Funds—(1.5)%
Nasdaq-100 Index Tracking Stock	975	(43)
Semiconductor HOLDRs Trust	534	(18)
		(61)
Financial Services—(0.6)%
Fifth Third Bancorp.	620	(24)

Technology—(3.3)%
Advanced Micro Devices, Inc. (c)	1,381	(18)
Applied Materials, Inc.	537	(10)
Baidu.com ADR (c)	132	(13)
Business Objects S.A. ADR (c)	200	(7)
F5 Networks, Inc. (c)	140	(9)
Hynix Semi-conductor, Inc. GDR (a)(c)	415	(14)
KLA-Tencor Corp.	198	(11)
Lam Research Corp. (c)	218	(10)
Novellus Systems, Inc. (c)	315	(10)
Qimonda AG ADR (c)	450	(7)
Sun Microsystems, Inc. (c)	1,155	(7)
Tokyo Electron Ltd.	148	(10)
		(126)

Total Securities Sold Short (proceeds—$233)		(231)

Schedule of Investments
RCM Strategic Growth Fund
March 31, 2007 (unaudited)

Value*
(000s)

Total Investments net of options written and securities sold short (cost—$3,206)—92.8%	$3,562

Other assets less liabilities—7.2%	277

Net Assets—100.0%	$3,839

Notes to Schedule of Investments (amounts in thousands):

(a) 144A Security - Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(b) All or partial amount segregated as collateral for options written and securities sold short.

(c) Non-income producing.

(d) Securities with an aggregate value of $303, representing 7.88% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

(e) Amount less than $500.

Glossary:
ADR—American Depositary Receipt
CBOE—Chicago Board of Options Exchange
GDR—Global Depositary Receipt
OTC—Over the Counter

Schedule of Investments
RCM Technology Fund
March 31, 2007 (unaudited)

		Value*
	Shares	(000s)
COMMON STOCK—98.5%

COMMON STOCK—98.5%

Capital Goods—1.8%
ABB Ltd.	1,190,000	$20,476

Chemicals—2.0%
Monsanto Co.	238,000	13,081
Wacker Chemie AG (a)	56,880	9,885
		22,966
Communications—2.3%
Focus Media Holding Ltd. ADR (a)(d)	337,000	26,441

Consumer Discretionary—6.9%
Nintendo Co., Ltd.	277,484	80,515

Consumer Services—0.6%
SAIC, Inc. (a)(d)	410,000	7,101

Consumer Staples—0.7%
Orkla ASA	115,060	8,059

Energy (a)—5.9%
Cameron International Corp.	177,000	11,114
First Solar, Inc. (d)	165,580	8,612
National-Oilwell Varco, Inc.	61,000	4,745
Q-Cells AG (d)	129,740	8,336
Renewable Energy Corp. AS	430,900	9,620
Sunpower Corp. (d)	301,740	13,729
Suntech Power Holdings Co., Ltd. ADR (d)	368,430	12,751
		68,907
Information Technology—2.1%
Seagate Technology, Inc. (d)	1,073,000	25,001

Materials & Processing—0.7%
Tokuyama Corp. (d)	481,685	8,390

Technology—62.1%
Activision, Inc. (a)(d)	1,417,000	26,838
Adobe Systems, Inc. (a)	279,000	11,634
Analog Devices, Inc.	230,000	7,933
Apple Computer, Inc. (a)(c)	267,060	24,812
Autodesk, Inc. (a)(d)	739,473	27,804
Broadcom Corp., Class A (a)	297,000	9,525
Cerner Corp. (a)(c)(d)	460,270	25,062
Chartered Semi-conductor Manufacturing Ltd. (a)(d)	31,200,000	29,706
Cognizant Technology Solutions Corp., Class A (a)(c)	241,610	21,327
Comverse Technology, Inc. (a)(c)(d)	1,455,000	31,064
Corning, Inc. (a)	470,000	10,688
Ctrip.com International Ltd. ADR (d)	290,000	19,426
Energy Conversion Devices, Inc. (a)(d)	384,000	13,417
FormFactor, Inc. (a)(d)	335,000	14,991
Google, Inc., Class A (a)(c)	63,500	29,093
Infineon Technologies AG (a)	1,814,190	28,252
Infosys Technologies Ltd.	290,000	13,386
International Rectifier Corp. (a)	21,000	802
Marvell Technology Group Ltd. (a)(c)	1,755,000	29,502
Maxim Integrated Products, Inc. (d)	666,000	19,580
MEMC Electronic Materials, Inc. (a)	133,110	8,064
Network Appliance, Inc. (a)	730,000	26,660
NVIDIA Corp. (a)	613,480	17,656
ON Semi-conductor Corp. (a)(d)	1,136,000	10,133
QUALCOMM, Inc.	741,100	31,615
Red Hat, Inc. (a)(c)(d)	1,879,400	43,095
Research In Motion Ltd. (a)(d)	90,000	12,284
Salesforce.com, Inc. (a)(d)	796,570	34,109
Samsung Electronics Co., Ltd.	38,500	22,955
SINA Corp. (a)(d)	402,000	13,511
Taiwan Semi-conductor Manufacturing
Co., Ltd. ADR (d)	807,000	8,675
Telefonaktiebolaget LM Ericsson ADR	1,000	37
Tencent Holdings Ltd.	10,600,000	34,481
THQ, Inc. (a)(d)	639,000	21,847
Varian Semi-conductor Equipment
Assoc., Inc. (a)(d)	230,000	12,277
Yahoo!, Inc. (a)(d)	909,000	28,443
		720,684
Telecommunications (a)—13.4%
Amdocs Ltd. (c)	492,050	17,950
Cisco Systems, Inc. (c)	2,130,450	54,390
Level 3 Communications, Inc. (d)	5,462,000	33,318
NII Holdings, Inc., Class B (d)	668,520	49,591
		155,249

Total Common Stock (cost—$922,347)		1,143,789

WARRANTS (a) —2.3%

	Units
Financial Services—2.3%
Merrill Lynch-Hon Hai Precision Industry Co.,
Ltd., Expires 11/17/10 (cost—$24,526)	3,966,000	26,608

SHORT-TERM INVESTMENTS—31.6%

	Shares
Collateral Invested for Securities on Loan (e)—31.6%
Allianz Dresdner Daily Asset Fund (f)	327,796,751	327,797

Schedule of Investments
RCM Technology Fund
March 31, 2007 (unaudited)

	Principal
	Amount	Value*
	(000s)	(000s)

Bayerische Landesbank,
5.37% due 2/24/08, FRN	$1,000	$1,000
Goldman Sachs Group L.P., Series 2,
5.37% due 9/15/07, FRN (b)	16,000	16,000
Morgan Stanley,
5.44% due 3/3/08, FRN	5,000	5,000
5.497% due 4/5/07	5,000	5,000
Northern Rock PLC,
5.38% due 8/3/07, FRN (b)	2,000	2,000
Sigma Finance, Inc.,
5.494% due 4/5/07, FRN (b)	10,000	10,004

Total Short-Term Investments (cost—$366,801)		366,801

OPTIONS PURCHASED (a)—2.6%

	Contracts
Call Options—2.4%
Apple, Inc. (CBOE)
strike price $95, expires 1/19/08	779	966
Apple, Inc. (OTC)
strike price $95, expires 3/20/08	4,081	5,626
Autodesk, Inc. (CBOE)
strike price $40, expires 1/19/08	2,507	915
Cisco Systems, Inc. (CBOE)
strike price $17.50, expires 1/19/08	3,374	3,003
Corning, Inc. (CBOE)
strike price $22.50, expires 8/18/07	6,768	1,489
Electronic Arts, Inc. (CBOE)
strike price $55, expires 1/19/08	1,245	585
Ericsson, Inc. (CBOE)
strike price $40, expires 7/21/07	4,500	495
Google, Inc. (CBOE)
strike price $490, expires 1/19/08	460	1,808
Microsoft Corp. (CBOE)
strike price $22.50, expires 1/19/08	13,459	8,614
QUALCOMM, Inc. (CBOE)
strike price $40, expires 1/19/08	5,692	4,092
Red Hat, Inc. (CBOE)
strike price $25, expires 9/22/07	3,481	487
		28,080

Put Options—0.2%
Apple, Inc. (CBOE)
strike price $65, expires 7/21/07	3,078	92
Nasdaq-100 Index Tracking Stock (OTC)
strike price $44, expires 4/21/07	21,390	1,776
		1,868
Total Options Purchased
(cost—$25,614)		29,948

Total Investments before options written and securities sold short (cost—$1,339,288)—135.0%		1,567,146

OPTIONS WRITTEN (a)—(2.5)%

Call Options—(1.0)%
Adobe Systems, Inc. (CBOE)
strike price $42.50, expires 7/21/07	1,818	(418)
Cerner Corp. (CBOE)
strike price $60, expires 9/22/07	2,301	(552)
Cisco Systems, Inc. (CBOE)
strike price $30, expires 7/21/07	7,728	(232)
Cognizant Technology Solutions (CBOE)
strike price $90, expires 7/21/07	942	(518)
Ctrip.com (CBOE)
strike price $60, expires 9/22/07	2,439	(2,878)
Electronic Arts, Inc. (CBOE)
strike price $60, expires 6/16/07	1,385	(48)
Microsoft Corp. (CBOE)
strike price $22.50, expires 12/21/07	6,729	(4,218)
strike price $27.50, expires 1/19/08	6,730	(1,797)
NII Holdings, Inc. (CBOE)
strike price $80, expires 6/16/07	1,671	(334)
SAIC, Inc. (CBOE)
strike price $20, expires 8/18/07	4,100	(205)
SINA Corp. (CBOE)
strike price $35, expires 6/16/07	2,009	(372)
		(11,572)

Put Options—(1.5)%
Advanced Micro Devices, Inc. (CBOE)
strike price $12, expires 10/20/07	7,506	(758)
Apple, Inc. (CBOE)
strike price $80, expires 1/19/08	779	(366)
Apple, Inc. (OTC)
strike price $75, expires 3/20/08	3,078	(1,253)
Autodesk, Inc. (CBOE)
strike price $35, expires 1/19/08	2,507	(602)
strike price $37.50, expires 10/20/07	1,562	(445)
Cisco Systems, Inc. (CBOE)
strike price $23.75, expires 1/17/09	10,530	(2,427)
Comverse Technology, Inc. (CBOE)
strike price $20, expires 7/21/07	6,197	(403)
Corning, Inc. (CBOE)
strike price $20, expires 8/18/07	6,768	(474)
Electronic Arts, Inc. (CBOE)
strike price $45, expires 6/16/07	1,385	(111)
strike price $45, expires 1/19/08	1,634	(425)
Energy Conversion Devices, Inc. (CBOE)
strike price $30, expires 9/22/07	4,594	(1,057)

Schedule of Investments
RCM Technology Fund
March 31, 2007 (unaudited)

		Value*
	Contracts	(000s)

Ericsson, Inc. (CBOE)
strike price $32.50, expires 10/20/07	2,151	$(237)
strike price $35, expires 7/21/07	4,500	(630)
Focus Media Holdings Ltd. (CBOE)
strike price $75, expires 10/20/07	1,273	(881)
Google, Inc. (CBOE)
strike price $430, expires 1/19/08	460	(1,214)
Intel Corp. (CBOE)
strike price $17.50, expires 1/19/08	10,028	(903)
Nasdaq-100 Index Tracking Stock (OTC)
strike price $40, expires 4/21/07	24,240	(145)
Network Appliances, Inc. (CBOE)
strike price $35, expires 1/19/08	1,200	(333)
Nvidia Corp. (CBOE)
strike price $30, expires 6/16/07	1,990	(557)
Qimonda (CBOE)
strike price $14, expires 9/21/07	5,000	(599)
Qlogic Corp. (CBOE)
strike price $15, expires 10/20/07	5,882	(323)
Qualcomm, Inc. (CBOE)
strike price $35, expires 1/19/08	5,692	(1,025)
strike price $35, expires 7/21/07	3,430	(195)
Red Hat, Inc. (CBOE)
strike price $20, expires 1/19/08	6,300	(1,039)
Red Hat, Inc. (OTC)
strike price $15, expires 4/20/07	3,450	(3)
Research In Motion Ltd. (CBOE)
strike price $115, expires 6/16/07	541	(114)
strike price $120, expires 6/16/07	1,548	(464)
Salesforce Com., Inc. (CBOE)
strike price $35, expires 5/19/07	710	(32)
Yahoo, Inc. (CBOE)
strike price $30, expires 10/20/07	3,183	(621)
		(17,636)
Total Options Written (premiums received—$36,233)		(29,208)

SECURITIES SOLD SHORT—(15.1)%

	Shares
Computer Software—(0.6)%
SAP AG ADR	160,170	(7,152)

Electronics—(0.8)%
Advantest Corp.	201,430	(8,924)

Exchange Traded Funds—(4.5)%
Nasdaq-100 Index Tracking Stock	851,200	(37,053)
Semiconductor HOLDRs Trust	453,210	(15,132)
		(52,185)
Technology—(9.2)%
Advanced Micro Devices, Inc. (a)	1,025,000	(13,386)
Applied Materials, Inc.	477,226	(8,743)
Baidu.com ADR (a)	82,000	(7,917)
Business Objects S.A. ADR (a)	169,000	(6,116)
F5 Networks, Inc. (a)	117,000	(7,802)
Hynix Semi-conductor, Inc. GDR (a)(b)	366,720	(12,626)
KLA-Tencor Corp.	173,925	(9,274)
Lam Research Corp. (a)	191,700	(9,075)
Novellus Systems, Inc. (a)	280,355	(8,977)
Qimonda AG ADR (a)	581,436	(8,349)
Sun Microsystems, Inc. (a)	970,000	(5,830)
Tokyo Electron Ltd.	130,388	(9,082)
		(107,177)

Total Securities Sold Short (proceeds—$176,998)		(175,438)

Total Investments net of options written and securities sold short (cost—$1,126,057) (g)—117.4%		1,362,500

Liabilities in excess of other assets—(17.4)%		(202,131)

Net Assets—100.0%		$1,160,369

Notes to Schedule of Investments amounts in thousands):

(a) Non-income producing.

(b) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated these securities are not considered to be illiquid.

(c) All or partial amount segregated as collateral for options written.

(d) All or portion of Security on loan with an aggregate market value of $351,207; cash collateral of $366,828 was received with which the Fund purchased short-term investments.

(e) Security purchased with cash proceeds from securities on loan.

(f) Affiliated Fund.

(g) Securities with an aggregate value of $256,054, representing 22.07% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Glossary:
ADR—American Depositary Receipt
CBOE—Chicago Board of Options Exchange
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on March 31, 2007.
GDR—Global Depositary Receipt
OTC—Over-the-Counter

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development occurs that may significantly impact the value of a security are fair valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. The market value for NASDAQ National Market and Small Cap Securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Fund shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange (“NYSE”) is open for trading. The Valuation Time is ordinarily at the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time)(the “NYSE Close”). In unusual circumstances the Board of Trustees may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time a Fund’s net asset value (“NAV”) is calculated. With respect to certain foreign securities, the Funds may fair value securities using modeling tools provided by thirdparty vendors. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements. Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

Item 2. Controls and Procedures

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz Funds
By /s/ E. Blake Moore, Jr.
President & Chief Executive Officer
Date: May 30, 2007

By /s/ Brian S. Shlissel
Treasurer, Principal Financial & Accounting Officer
Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ E. Blake Moore, Jr.
President & Chief Executive Officer
Date: May 30, 2007

By /s/ Brian S. Shlissel
Treasurer, Principal Financial & Accounting Officer
Date: May 30, 2007